                                                              MONEY MARKET FUNDS

  TABLE OF CONTENTS

2   PORTFOLIO MANAGEMENT COMMENTARY

7   STATEMENTS OF ASSETS AND LIABILITIES

8   STATEMENTS OF OPERATIONS

9   STATEMENTS OF CHANGES IN NET ASSETS

10  FINANCIAL HIGHLIGHTS

    SCHEDULES OF INVESTMENTS

    15  CALIFORNIA MUNICIPAL MONEY MARKET FUND

    20  MONEY MARKET FUND

    27  MUNICIPAL MONEY MARKET FUND

    56  U.S. GOVERNMENT MONEY MARKET FUND

    58  U.S. GOVERNMENT SELECT MONEY MARKET FUND

59  NOTES TO THE FINANCIAL STATEMENTS

62  REPORT OF INDEPENDENT AUDITORS

63  ABBREVIATIONS AND OTHER INFORMATION

64  TRUSTEES AND OFFICERS

                                NOT FDIC INSURED

                        May lose value/No bank guarantee

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Investments in the Funds are not insured or guaranteed by the FDIC or any other governmental agency. Although each Fund seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Funds Distributors, LLC, not affiliated with Northern Trust.

                               NORTHERN FUNDS ANNUAL REPORT 1 MONEY MARKET FUNDS

MONEY MARKET FUNDS

  PORTFOLIO MANAGEMENT COMMENTARY

  CALIFORNIA MUNICIPAL MONEY MARKET FUND

Faced with economic and geopolitical uncertainty, the stock and bond markets were volatile during the 12-month period. Economic weakness, the looming threat of war with Iraq, and political tension with North Korea caused a flight out of stocks and corporate bonds into Treasuries. The California Municipal Money Market Fund performed well for investors during its most recent fiscal year ended March 31, 2003. During the period, the Fund received significant new cash inflows from investors, posting 67 percent growth in assets compared with its previous fiscal year end.

During the period our strategy was to increase portfolio diversification across all maturities. Additionally, to diversify the pricing of the Fund's variable rate holdings and to expand potential investment choices, we added to the number of municipal securities dealers that we do business with. These efforts have been a priority for the Fund as California's credit profile has slipped due to the power crisis, lower tax receipts, and continued political wrangling. To maintain the Fund's high-quality focus, many of its holdings are enhanced by letters of credit, or insurance.

Looking ahead, we anticipate that California's difficult budget situation will lead to additional increases in the supply of municipal securities as the state and many municipalities are forced to increase their borrowings. Over the coming months, we will selectively add to the Fund's top-tier holdings, taking advantage of opportunities that should be created by the increased supply.

FUND MANAGER

[PHOTO OF KURT STOEBER]

KURT STOEBER
WITH NORTHERN TRUST
SINCE 2000

  FUND STATISTICS

INCEPTION DATE: November 29, 1994

TOTAL NET ASSETS: $876 million

DIVIDEND SCHEDULE: Monthly

Past performance is no guarantee of future results, share prices and yields will fluctuate, and you may have a gain or loss when you redeem shares.

Yield and total return calculations reflect fee waivers in effect, represent past performance and will fluctuate. Current 7-Day Yield refers to the net income generated over the 7-day period ending on April 30, 2003. In the absence of fee waivers, performance would have been lower. The Current 7-day Yield for the California Municipal Money Market Fund would have been 0.59% as of 3/31/03 and 0.78% as of 4/30/03. Current yield more closely reflects the current earnings of the Fund than total return.

We compare our Funds to the iMoney Net Money Fund Report Averages, which are composites of professionally managed money market investments with similar investment objectives.

An investment in the Fund is not insured or guaranteed by the FDIC or any other governmental agency. Although the Fund seeks to maintain a value of $1.00 per share, it is possible to lose money.

Visit northernfunds.com for the most recent performance information.

  PERFORMANCE

YIELDS COMPARISON AVERAGE MONTHLY RATES

                             CALIFORNIA MUNICIPAL         IMONEY NET MFR AVERAGE(TM)/
                             MONEY MARKET FUND            CALIFORNIA STATE-SPECIFIC RETAIL
------------------------------------------------------------------------------------------
  2003    MARCH              0.70%                        0.54%
          FEBRUARY           0.73%                        0.52%
          JANUARY            0.72%                        0.49%
------------------------------------------------------------------------------------------
  2002    DECEMBER           0.76%                        0.61%
          NOVEMBER           1.06%                        0.87%
          OCTOBER            1.16%                        1.00%
          SEPTEMBER          1.00%                        0.83%
          AUGUST             0.91%                        0.72%
          JULY               0.92%                        0.73%
          JUNE               1.01%                        0.83%
          MAY                1.23%                        1.03%
          APRIL              1.14%                        0.99%

TOTAL RETURNS PERIOD ENDED 3/31/03

  ONE YEAR                           0.95%
  THREE YEAR                         1.92%
  FIVE YEAR                          2.23%
  SINCE INCEPTION                    2.69%

CURRENT 7-DAY YIELDS

  PERIOD ENDED 3/31/03               0.69%
  PERIOD ENDED 4/30/03               0.88%

MONEY MARKET FUNDS 2 NORTHERN FUNDS ANNUAL REPORT

                                                              MONEY MARKET FUNDS

  PORTFOLIO MANAGEMENT COMMENTARY

  MONEY MARKET FUND

During the first half of the Fund's fiscal year ended March 31, 2003, a split emerged between the performance of the economy and the financial markets. The domestic economy was remarkably resilient as growth rebounded and consumers continued to spend. The financial markets were unsteady, however, as equities fell sharply and corporate yield spreads widened dramatically amid incidents of corporate malfeasance as well as geopolitical concerns. Late in 2002, the economy began to lose momentum as unemployment rose and manufacturing weakened, eliciting a 50-basis point easing by the Federal Reserve. The Fed left rates unchanged at its January and March meetings, and officials are upbeat about prospects for the U.S. economy once the uncertainty related to the Iraqi situation is removed. However, deteriorating economic data has caused many market analysts to forecast an additional Fed easing of 50 to 75 basis points in 2003.

The Fund outperformed its peer group - the iMoney Net(TM) First Tier Retail Average - by maintaining an above-average duration, or interest-rate sensitivity, throughout the period. We felt that excessive individual and corporate debt, weakened consumer confidence, and the lack of pent-up demand for big-ticket items such as autos and housing would limit the strength of any U.S. economic rebound. In fact, we believed that geopolitical risks and concern about the sustainability of consumer spending created the possibility of a further downturn. During the period, the Fund benefited from its barbell strategy of emphasizing both short- and long-term maturities. Given the difficult economic environment, we limited the Fund's exposure to credit risk. We also increased agency and Treasury holdings, while limiting corporate exposure to only the highest quality credits.

Going forward, the Fund intends to maintain an above-average duration and a barbell strategy as we expect no interest rate increases from the Fed for the foreseeable future. Despite the record-low federal funds rate and significant monetary and fiscal stimulus, we feel that the risk of economic weakness exceeds the risk of renewed inflation. However, we also recognize that if the economy finds some traction and the Iraqi situation is resolved quickly, the money market yield curve could steepen dramatically.

FUND MANAGER

[PHOTO OF BRIAN E. ANDERSEN]

BRIAN E. ANDERSEN
WITH NORTHERN TRUST
SINCE 1999

  FUND STATISTICS

INCEPTION DATE: April 11, 1994

TOTAL NET ASSETS: $8.6 billion

DIVIDEND SCHEDULE: Monthly

Past performance is no guarantee of future results, share prices and yields will fluctuate, and you may have a gain or loss when you redeem shares.

Yield and total return calculations reflect fee waivers in effect, represent past performance and will fluctuate. Current 7-Day Yield refers to the net income generated over the 7-day period ending on April 30, 2003. In the absence of fee waivers, performance would have been lower. The Current 7-day Yield for the Money Market Fund would have been 0.73% as of 3/31/03 and 0.75% as of 4/30/03. Current yield more closely reflects the current earnings of the Fund than total return.

We compare our Funds to the iMoney Net Money Fund Report Averages, which are composites of professionally managed money market investments with similar investment objectives.

An investment in the Fund is not insured or guaranteed by the FDIC or any other governmental agency. Although the Fund seeks to maintain a value of $1.00 per share, it is possible to lose money.

Visit northernfunds.com for the most recent performance information.

  PERFORMANCE

YIELDS COMPARISON AVERAGE MONTHLY RATES

                                                          IMONEY NET MFR AVERAGE(TM)/
                             MONEY MARKET FUND            FIRST TIER RETAIL
-------------------------------------------------------------------------------------
  2003    MARCH              0.87%                        0.59%
          FEBRUARY           0.91%                        0.63%
          JANUARY            0.95%                        0.68%
-------------------------------------------------------------------------------------
  2002    DECEMBER           0.99%                        0.76%
          NOVEMBER           1.09%                        0.89%
          OCTOBER            1.32%                        1.03%
          SEPTEMBER          1.34%                        1.06%
          AUGUST             1.38%                        1.08%
          JULY               1.48%                        1.12%
          JUNE               1.51%                        1.15%
          MAY                1.53%                        1.17%
          APRIL              1.63%                        1.20%

TOTAL RETURNS PERIOD ENDED 3/31/03

  ONE YEAR                           1.26%
  THREE YEAR                         3.45%
  FIVE YEAR                          4.09%
  SINCE INCEPTION                    4.56%

CURRENT 7-DAY YIELDS

  PERIOD ENDED 3/31/03               0.83%
  PERIOD ENDED 4/30/03               0.85%

                               NORTHERN FUNDS ANNUAL REPORT 3 MONEY MARKET FUNDS

MONEY MARKET FUNDS

  PORTFOLIO MANAGEMENT COMMENTARY

  MUNICIPAL MONEY MARKET FUND

For its most recent fiscal year ended March 31, 2003, the Municipal Money Market Fund provided investors with attractive tax-exempt returns, capital preservation, and liquidity. The period presented many challenges to the financial markets, including economic weakness, corporate malfeasance, and geopolitical concerns. The headlines and uncertainty of the financial markets fueled a 20 percent increase in Fund assets during the 12 months.

Our strategy during the period was to continue to diversify portfolio holdings by purchasing high-quality investments in a range of maturities. These efforts produced a highly diversified portfolio with sufficient liquidity and attractive returns. To further diversify the pricing of the Fund's variable rate holdings and to expand potential investment choices, we increased the number of municipal securities dealers we do business with.

Going forward, we expect that the volume of new issue supply will continue to increase. Budgetary shortfalls created by the sluggish economy and trimmed-down tax receipts are forcing many states and cities to seek additional funding through the municipal market. In the months ahead we will seek technical buying opportunities that should be created by increases in supply.

FUND MANAGER

[PHOTO OF KURT STOEBER]

KURT STOEBER
WITH NORTHERN TRUST
SINCE 2000

  FUND STATISTICS

INCEPTION DATE: April 11, 1994

TOTAL NET ASSETS: $5.0 billion

DIVIDEND SCHEDULE: Monthly

Past performance is no guarantee of future results, share prices and yields will fluctuate, and you may have a gain or loss when you redeem shares.

Yield and total return calculations reflect fee waivers in effect, represent past performance and will fluctuate. Current 7-Day Yield refers to the net income generated over the 7-day period ending on April 30, 2003. In the absence of fee waivers, performance would have been lower. The Current 7-day Yield for the Municipal Money Market Fund would have been 0.63% as of 3/31/03 and 0.78% as of 4/30/03. Current yield more closely reflects the current earnings of the Fund than total return.

We compare our Funds to the iMoney Net Money Fund Report Averages, which are composites of professionally managed money market investments with similar investment objectives.

An investment in the Fund is not insured or guaranteed by the FDIC or any other governmental agency. Although the Fund seeks to maintain a value of $1.00 per share, it is possible to lose money.

Visit northernfunds.com for the most recent performance information.

  PERFORMANCE

YIELDS COMPARISON AVERAGE MONTHLY RATES

                             MUNICIPAL MONEY              IMONEY NET MFR AVERAGE(TM)/
                             MARKET FUND                  TAX-FREE RETAIL
-------------------------------------------------------------------------------------
  2003    MARCH              0.69%                        0.53%
          FEBRUARY           0.69%                        0.53%
          JANUARY            0.73%                        0.51%
-------------------------------------------------------------------------------------
  2002    DECEMBER           0.81%                        0.62%
          NOVEMBER           1.07%                        0.87%
          OCTOBER            1.20%                        0.99%
          SEPTEMBER          1.10%                        0.86%
          AUGUST             1.00%                        0.75%
          JULY               0.96%                        0.75%
          JUNE               1.07%                        0.84%
          MAY                1.26%                        1.01%
          APRIL              1.21%                        0.97%

TOTAL RETURNS PERIOD ENDED 3/31/03

  ONE YEAR                           0.99%
  THREE YEAR                         2.20%
  FIVE YEAR                          2.52%
  SINCE INCEPTION                    2.84%

CURRENT 7-DAY YIELDS

  PERIOD ENDED 3/31/03               0.73%
  PERIOD ENDED 4/30/03               0.88%

MONEY MARKET FUNDS 4 NORTHERN FUNDS ANNUAL REPORT

                                                              MONEY MARKET FUNDS

  PORTFOLIO MANAGEMENT COMMENTARY

  U.S. GOVERNMENT MONEY MARKET FUND

Faced with economic and geopolitical uncertainty, the stock and bond markets were volatile during the 12-month period. Economic weakness, the looming threat of war with Iraq, and political tension with North Korea caused a flight out of stocks and corporate bonds into Treasuries. In an attempt to stimulate the economy, the Federal Reserve announced a surprise 50-basis point cut in the federal funds rate at its November 6, 2002 meeting. The market had expected a 25-basis point decrease. This was the twelfth Fed easing since January 2001, and brought the federal funds rate to a 41-year low of 1.25 percent.

The Fund outperformed its peer group - the iMoney Net(TM) Government & Agencies Retail Average - over the period. Performance benefited from a strategy of buying very stable floating rate notes and investing opportunistically in longer maturity issues on interest rate spikes. Once the war in Iraq began, economic recovery was put on hold. Swings in the stock market and Treasury market have been media driven. Even with a swift and successful conclusion to the conflict, falling consumer confidence, the uncertainty of the cost of the war, and another wave of corporate missteps reflect some of the underlying problems with the economy. We believe that interest rates will remain at current levels for some time to come. In our minds, the risk is that weak economic data could drive the Fed to lower interest rates by another 50 basis points.

Difficult business conditions may well continue throughout the year. An unsettled job market and a depressed stock market could slow consumer spending and stall the housing market. Currently the money market yield curve is relatively flat, with longer term securities offering little or no benefit of added yield. Because of this, in the weeks ahead the Fund intends to focus on securities with a maximum maturity of six months, extending maturity when the opportunity presents itself. In addition, we intend to continue to emphasize floating rate instruments as an attractive hedge against Fed activity. We will also continue to maintain a somewhat longer average maturity than most funds in the iMoney Net(TM) Government & Agencies Retail Average.

FUND MANAGER

[PHOTO OF MARY ANN FLYNN]

MARY ANN FLYNN
WITH NORTHERN TRUST
SINCE 1969

  FUND STATISTICS

INCEPTION DATE: April 11, 1994

TOTAL NET ASSETS: $794 million

DIVIDEND SCHEDULE: Monthly

Past performance is no guarantee of future results, share prices and yields will fluctuate, and you may have a gain or loss when you redeem shares.

Yield and total return calculations reflect fee waivers in effect, represent past performance and will fluctuate. Current 7-Day Yield refers to the net income generated over the 7-day period ending on April 30, 2003. In the absence of fee waivers, performance would have been lower. The Current 7-day Yield for the U.S. Government Money Market Fund would have been 0.70% as of 3/31/03 and 0.76% as of 4/30/03. Current yield more closely reflects the current earnings of the Fund than total return.

We compare our Funds to the iMoney Net Money Fund Report Averages, which are composites of professionally managed money market investments with similar investment objectives.

An investment in the Fund is not insured or guaranteed by the FDIC or any other governmental agency. Although the Fund seeks to maintain a value of $1.00 per share, it is possible to lose money.

Visit northernfunds.com for the most recent performance information.

  PERFORMANCE

YIELDS COMPARISON AVERAGE MONTHLY RATES

                             U.S. GOVERNMENT              IMONEY NET MFR AVERAGE(TM)/
                             MONEY MARKET FUND            GOVERNMENT & AGENCIES RETAIL
--------------------------------------------------------------------------------------
  2003    MARCH              0.81%                        0.59%
          FEBRUARY           0.84%                        0.62%
          JANUARY            0.91%                        0.68%
--------------------------------------------------------------------------------------
  2002    DECEMBER           0.95%                        0.74%
          NOVEMBER           1.06%                        0.87%
          OCTOBER            1.28%                        1.07%
          SEPTEMBER          1.31%                        1.10%
          AUGUST             1.33%                        1.11%
          JULY               1.43%                        1.15%
          JUNE               1.48%                        1.19%
          MAY                1.46%                        1.20%
          APRIL              1.53%                        1.23%

TOTAL RETURNS PERIOD ENDED 3/31/03

  ONE YEAR                           1.21%
  THREE YEAR                         3.32%
  FIVE YEAR                          3.96%
  SINCE INCEPTION                    4.44%

CURRENT 7-DAY YIELDS

  PERIOD ENDED 3/31/03               0.80%
  PERIOD ENDED 4/30/03               0.86%

                               NORTHERN FUNDS ANNUAL REPORT 5 MONEY MARKET FUNDS

MONEY MARKET FUNDS

  PORTFOLIO MANAGEMENT COMMENTARY

  U.S. GOVERNMENT SELECT MONEY MARKET FUND

Faced with economic and geopolitical uncertainty, financial markets were volatile during the 12-month period. Economic weakness, the looming threat of war with Iraq, and political tension with North Korea caused a flight out of stocks and corporate bonds into Treasuries. In the aftermath of a surprise 50-basis point interest rate cut last November, the first during 2002, the Federal Reserve has assumed a neutral stance but has kept rates low in an effort to stimulate the economy. This was the twelfth easing since January 2001 and brought the federal funds rate to a 41-year low of 1.25 percent.

The Fund performed in line with its peer group - the iMoney Net(TM) Government & Agencies Retail Average - during the fiscal year. Performance benefited from a "barbelled" portfolio structure that emphasized securities on both ends of the maturity spectrum, purchases of very stable floating rate notes, and investments in longer-dated securities on market dips. Weakness in the stock market and the corporate bond market sparked a 100-basis point rally in 10-year notes during the third quarter of 2002, despite a lack of Fed action to lower rates. In the first quarter of 2003, the onset of war stopped economic recovery in its tracks. Shortly after the war began, the stock market staged a relief rally on the assumption that all will be well when the Middle East confrontation is over. But even with a quick and successful conclusion to the conflict, the economy is facing weak data.

While many believe that the Fed will leave interest rates unchanged for some time to come, weak economic statistics could force it to lower interest rates by an additional 50 basis points. Low mortgage rates could help the economy unless a difficult job market and a continued depressed stock market slow consumer spending. Because of the relatively flat yield curve, the Fund intends to concentrate on six-month and shorter maturity purchases, extending to longer maturities when their yields increase. We continue to utilize floating rate notes as a hedge against any Fed activity. We also intend to continue to maintain a somewhat longer average maturity than most funds in the iMoney Net(TM) Government & Agencies Retail Average.

FUND MANAGER

[PHOTO OF MARY ANN FLYNN]

MARY ANN FLYNN
WITH NORTHERN TRUST
SINCE 1969

  FUND STATISTICS

INCEPTION DATE: December 12, 1994

TOTAL NET ASSETS: $980 million

DIVIDEND SCHEDULE: Monthly

Past performance is no guarantee of future results, share prices and yields will fluctuate, and you may have a gain or loss when you redeem shares.

Yield and total return calculations reflect fee waivers in effect, represent past performance and will fluctuate. Current 7-Day Yield refers to the net income generated over the 7-day period ending on April 30, 2003. In the absence of fee waivers, performance would have been lower. The Current 7-day Yield for the U.S. Government Select Money Market Fund would have been 0.65% as of 3/31/03 and 0.69% as of 4/30/03. Current yield more closely reflects the current earnings of the Fund than total return.

We compare our Funds to the iMoney Net Money Fund Report Averages, which are composites of professionally managed money market investments with similar investment objectives.

An investment in the Fund is not insured or guaranteed by the FDIC or any other governmental agency. Although the Fund seeks to maintain a value of $1.00 per share, it is possible to lose money.

Visit northernfunds.com for the most recent performance information.

  PERFORMANCE

YIELDS COMPARISON AVERAGE MONTHLY RATES

                             U.S. GOVERNMENT SELECT       IMONEY NET MFR AVERAGE(TM)/
                             MONEY MARKET FUND            GOVERNMENT & AGENCIES RETAIL
--------------------------------------------------------------------------------------
  2003    MARCH              0.76%                        0.59%
          FEBRUARY           0.70%                        0.62%
          JANUARY            0.76%                        0.68%
--------------------------------------------------------------------------------------
  2002    DECEMBER           0.82%                        0.74%
          NOVEMBER           1.03%                        0.87%
          OCTOBER            1.17%                        1.07%
          SEPTEMBER          1.23%                        1.10%
          AUGUST             1.25%                        1.11%
          JULY               1.30%                        1.15%
          JUNE               1.34%                        1.19%
          MAY                1.40%                        1.20%
          APRIL              1.47%                        1.23%

TOTAL RETURNS PERIOD ENDED 3/31/03

  ONE YEAR                           1.11%
  THREE YEAR                         3.22%
  FIVE YEAR                          3.87%
  SINCE INCEPTION                    4.46%

CURRENT 7-DAY YIELD

  PERIOD ENDED 3/31/03               0.75%
  PERIOD ENDED 4/30/03               0.79%

MONEY MARKET FUNDS 6 NORTHERN FUNDS ANNUAL REPORT

                                                              MONEY MARKET FUNDS

  STATEMENTS OF ASSETS AND LIABILITIES                            MARCH 31, 2003

                                                    CALIFORNIA                      MUNICIPAL    U.S. GOVERNMENT   U.S. GOVERNMENT
AMOUNTS IN THOUSANDS,                             MUNICIPAL MONEY      MONEY          MONEY           MONEY         SELECT MONEY
EXCEPT PER SHARE DATA                               MARKET FUND      MARKET FUND   MARKET FUND     MARKET FUND       MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost                       $871,368        $6,816,078    $4,995,024       $542,456          $984,576
Repurchase agreements, at cost
  which approximates fair value                             -         1,745,680             -        262,303                 -
Cash                                                    1,609                 -             -              -            35,186
Income receivable                                       2,696            20,577        19,784            746             1,117
Receivable for securities sold                              -                 -         1,371              -                 -
Receivable for fund shares sold                         5,401               627        51,924              7            11,336
Receivable from investment adviser                         27               201           144             47                35
Prepaid and other assets                                    1                16             6              1                 2
Total Assets                                          881,102         8,583,179     5,068,253        805,560         1,032,252
----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
Cash overdraft                                              -                13         1,188              -                 -
Payable for securities purchased                        1,501                 -        17,357          9,994            44,993
Payable for fund shares redeemed                        2,814             5,227             -            754             6,706
Distributions payable to shareholders                     474             6,275         2,994            550               637
Payable to affiliates:
   Investment advisory fees                                66               658           385             61                76
   Administration fees                                     25               247           144             23                29
   Custody and accounting fees                              8                63            16              6                 5
   Transfer agent fees                                     17               164            96             15                19
Accrued registration fees and other liabilities            14               209           115             35                30
Total Liabilities                                       4,919            12,856        22,295         11,438            52,495
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                           $876,183        $8,570,323    $5,045,958       $794,122          $979,757
----------------------------------------------------------------------------------------------------------------------------------

ANALYSIS OF NET ASSETS:
Capital stock                                        $876,121        $8,569,727    $5,045,538       $794,107          $979,694
Undistributed net investment income                        62               596           420             36                63
Accumulated net realized losses on investments              -                 -             -            (21)                -
Net Assets                                           $876,183        $8,570,323    $5,045,958       $794,122          $979,757
----------------------------------------------------------------------------------------------------------------------------------

SHARES OUTSTANDING ($.0001 PAR VALUE,
  UNLIMITED AUTHORIZATION)                            876,146         8,569,816     5,045,531        794,140           979,733

NET ASSET VALUE, REDEMPTION AND OFFERING
  PRICE PER SHARE                                       $1.00             $1.00         $1.00          $1.00             $1.00
----------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                               NORTHERN FUNDS ANNUAL REPORT 7 MONEY MARKET FUNDS

MONEY MARKET FUNDS

  STATEMENTS OF OPERATIONS              FOR THE FISCAL YEAR ENDED MARCH 31, 2003

                                                    CALIFORNIA                      MUNICIPAL    U.S. GOVERNMENT   U.S. GOVERNMENT
                                                  MUNICIPAL MONEY       MONEY         MONEY           MONEY         SELECT MONEY
AMOUNTS IN THOUSANDS                               MARKET FUND       MARKET FUND   MARKET FUND     MARKET FUND       MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                       $10,114         $158,934       $67,730         $11,967           $16,084

EXPENSES:
Investment advisory fees                                3,614           46,963        23,661           3,661             5,231
Administration fees                                     1,026           13,181         6,683           1,034             1,477
Custody and accounting fees                               178            1,922           972             196               234
Transfer agent fees                                       684            8,788         4,455             689               985
Registration fees                                          10               40            27              19                22
Printing fees                                              16              316           151              27                33
Professional fees                                          16              254           132              19                35
Trustee fees and expenses                                   6              123            60              10                13
Other                                                      11              188            84             256                20
----------------------------------------------------------------------------------------------------------------------------------
Total Expenses:                                         5,561           71,775        36,225           5,911             8,050
  Less voluntary waivers of investment
    advisory fees                                        (879)         (11,813)       (5,840)           (904)           (1,292)
  Less expenses reimbursed by investment
    adviser                                              (918)         (11,631)       (5,880)         (1,216)           (1,341)
  Less custodian credits                                   (4)               -             -               -                 -
  Net Expenses                                          3,760           48,331        24,505           3,791             5,417
----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                   6,354          110,603        43,225           8,176            10,667
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAINS (LOSSES):
Net realized gains (losses) on:
  Investments                                              12              600           218             (21)                6
  Net Gains (Losses) on Investments                        12              600           218             (21)                6
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                      $6,366         $111,203       $43,443          $8,155           $10,673
----------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 8 NORTHERN FUNDS ANNUAL REPORT

                                                              MONEY MARKET FUNDS

  STATEMENTS OF CHANGES IN NET ASSETS       FOR THE FISCAL YEARS ENDED MARCH 31,

                                                                             CALIFORNIA
                                                                          MUNICIPAL MONEY                    MONEY
                                                                            MARKET FUND                   MARKET FUND
AMOUNTS IN THOUSANDS                                                   2003           2002            2003           2002
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                   $6,354         $8,767        $110,603       $258,560
Net realized gains (losses) on investment transactions                      12              9             600           (125)
   Net Increase in Net Assets Resulting from Operations                  6,366          8,776         111,203        258,435
----------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:(1)
Proceeds from shares sold                                            3,179,531      2,106,612      23,155,969     24,600,748
Reinvestment of dividends                                                1,529          1,869          35,997         85,120
Payments for shares redeemed                                        (2,830,151)    (2,082,192)    (23,925,112)   (24,186,053)
   Net Increase (Decrease) in Net Assets
   Resulting from Capital Share Transactions                           350,909         26,289        (733,146)       499,815
----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS PAID:
From net investment income                                              (6,354)        (8,869)       (110,603)      (258,560)
   Total Distributions Paid                                             (6,354)        (8,869)       (110,603)      (258,560)
----------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                350,921         26,196        (732,546)       499,690

NET ASSETS:
Beginning of year                                                      525,262        499,066       9,302,869      8,803,179
End of year                                                           $876,183       $525,262      $8,570,323     $9,302,869
----------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                            $62            $51            $596           $146
----------------------------------------------------------------------------------------------------------------------------

                                                                            MUNICIPAL                   U.S. GOVERNMENT
                                                                              MONEY                          MONEY
                                                                           MARKET FUND                    MARKET FUND
AMOUNTS IN THOUSANDS                                                   2003          2002             2003           2002
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                  $43,225        $70,621          $8,176        $18,570
Net realized gains (losses) on investment transactions                     218            490             (21)             4
   Net Increase in Net Assets Resulting from Operations                 43,443         71,111           8,155         18,574
----------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:(1)
Proceeds from shares sold                                           14,130,270     11,368,349       2,682,920      2,842,268
Reinvestment of dividends                                                8,074         14,217           3,210          7,394
Payments for shares redeemed                                       (13,254,957)   (10,683,634)     (2,523,300)    (2,813,718)
   Net Increase (Decrease) in Net Assets
   Resulting from Capital Share Transactions                           883,387        698,932         162,830         35,944
----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS PAID:
From net investment income                                             (43,225)       (71,232)         (8,176)       (18,570)
   Total Distributions Paid                                            (43,225)       (71,232)         (8,176)       (18,570)
----------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                883,605        698,811         162,809         35,948

NET ASSETS:
Beginning of year                                                    4,162,353      3,463,542         631,313        595,365
End of year                                                         $5,045,958     $4,162,353        $794,122       $631,313
----------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                           $420           $202             $36            $36
----------------------------------------------------------------------------------------------------------------------------

                                                                         U.S. GOVERNMENT
                                                                          SELECT MONEY
                                                                           MARKET FUND
AMOUNTS IN THOUSANDS                                                   2003           2002
---------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                  $10,667        $28,441
Net realized gains (losses) on investment transactions                       6             36
   Net Increase in Net Assets Resulting from Operations                 10,673         28,477
---------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:(1)
Proceeds from shares sold                                            2,975,652      4,114,700
Reinvestment of dividends                                                4,526         11,975
Payments for shares redeemed                                        (2,983,556)    (4,282,626)
   Net Increase (Decrease) in Net Assets
   Resulting from Capital Share Transactions                            (3,378)      (155,951)
---------------------------------------------------------------------------------------------

DISTRIBUTIONS PAID:
From net investment income                                             (10,667)       (28,441)
   Total Distributions Paid                                            (10,667)       (28,441)
---------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                 (3,372)      (155,915)

NET ASSETS:
Beginning of year                                                      983,129      1,139,044
End of year                                                           $979,757       $983,129
---------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                            $63            $59
---------------------------------------------------------------------------------------------

(1) THE NUMBER OF SHARES SOLD, REINVESTED AND REDEEMED APPROXIMATES THE DOLLAR AMOUNT OF TRANSACTIONS.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                               NORTHERN FUNDS ANNUAL REPORT 9 MONEY MARKET FUNDS

MONEY MARKET FUNDS

  FINANCIAL HIGHLIGHTS

                                                                         CALIFORNIA MUNICIPAL MONEY MARKET FUND
SELECTED PER SHARE DATA                                        2003         2002         2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                              $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                            0.01         0.02         0.03         0.03         0.03
  Total Income from Investment Operations                        0.01         0.02         0.03         0.03         0.03
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
  From net investment income                                    (0.01)       (0.02)       (0.03)       (0.03)       (0.03)
    Total Distributions Paid                                    (0.01)       (0.02)       (0.03)       (0.03)       (0.03)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                                    $1.00        $1.00        $1.00        $1.00        $1.00
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                                  0.95%        1.75%        3.06%        2.64%        2.75%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year                        $876,183     $525,262     $499,066     $404,617     $363,050
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements                    0.55%        0.55%        0.55%        0.55%        0.55%
  Expenses, before waivers and reimbursements                    0.81%        0.89%        0.90%        0.91%        0.91%
  Net investment income, net of waivers and reimbursements       0.93%        1.72%        2.98%        2.61%        2.68%
  Net investment income, before waivers and reimbursements       0.67%        1.38%        2.63%        2.25%        2.32%
-------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 10 NORTHERN FUNDS ANNUAL REPORT

                                           FOR THE FISCAL YEARS ENDED MARCH 31,

                                                                                         MONEY MARKET FUND
SELECTED PER SHARE DATA                                         2003           2002           2001           2000         1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                $1.00          $1.00          $1.00          $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                              0.01           0.03           0.06           0.05         0.05
  Total Income from Investment Operations                          0.01           0.03           0.06           0.05         0.05
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
  From net investment income                                      (0.01)         (0.03)         (0.06)         (0.05)       (0.05)
    Total Distributions Paid                                      (0.01)         (0.03)         (0.06)         (0.05)       (0.05)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                                      $1.00          $1.00          $1.00          $1.00        $1.00
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                                    1.26%          3.07%          6.09%          5.06%        5.04%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year                        $8,570,323     $9,302,869     $8,803,179     $6,237,231   $4,886,098
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements                      0.55%          0.55%          0.55%          0.55%        0.55%
  Expenses, before waivers and reimbursements                      0.82%          0.88%          0.89%          0.89%        0.89%
  Net investment income, net of waivers and reimbursements         1.26%          2.99%          5.91%          4.96%        4.91%
  Net investment income, before waivers and reimbursements         0.99%          2.66%          5.57%          4.62%        4.57%
---------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS ANNUAL REPORT 11 MONEY MARKET FUNDS

MONEY MARKET FUNDS

                                                                                   MUNICIPAL MONEY MARKET FUND
SELECTED PER SHARE DATA                                         2003           2002           2001           2000         1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                $1.00          $1.00          $1.00          $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                              0.01           0.02           0.04           0.03         0.03
  Total Income from Investment Operations                          0.01           0.02           0.04           0.03         0.03
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
  From net investment income                                      (0.01)         (0.02)         (0.04)         (0.03)       (0.03)
    Total Distributions Paid                                      (0.01)         (0.02)         (0.04)         (0.03)       (0.03)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                                      $1.00          $1.00          $1.00          $1.00        $1.00
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                                    0.99%          1.96%          3.67%          3.01%        2.98%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year                        $5,045,958     $4,162,353     $3,463,542     $2,668,096   $2,384,030
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements                      0.55%          0.55%          0.55%          0.55%        0.55%
  Expenses, before waivers and reimbursements                      0.81%          0.89%          0.89%          0.90%        0.89%
  Net investment income, net of waivers and reimbursements         0.97%          1.90%          3.60%          2.96%        2.90%
  Net investment income, before waivers and reimbursements         0.71%          1.56%          3.26%          2.61%        2.56%
---------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 12 NORTHERN FUNDS ANNUAL REPORT

                                           FOR THE FISCAL YEARS ENDED MARCH 31,

                                                                          U.S. GOVERNMENT MONEY MARKET FUND
SELECTED PER SHARE DATA                                        2003         2002         2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                              $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                            0.01         0.03         0.06         0.05         0.05
  Total Income from Investment Operations                        0.01         0.03         0.06         0.05         0.05
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
  From net investment income                                    (0.01)       (0.03)       (0.06)       (0.05)       (0.05)
    Total Distributions Paid                                    (0.01)       (0.03)       (0.06)       (0.05)       (0.05)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                                    $1.00        $1.00        $1.00        $1.00        $1.00
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                                  1.21%        2.83%        5.97%        4.92%        4.94%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year                        $794,122     $631,313     $595,365     $537,950     $469,866
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements                    0.55%        0.55%        0.55%        0.55%        0.55%
  Expenses, before waivers and reimbursements                    0.86%        0.89%        0.92%        0.92%        0.91%
  Net investment income, net of waivers and reimbursements       1.19%        2.74%        5.79%        4.82%        4.82%
  Net investment income, before waivers and reimbursements       0.88%        2.40%        5.42%        4.45%        4.46%
-------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS ANNUAL REPORT 13 MONEY MARKET FUNDS

MONEY MARKET FUNDS

  FINANCIAL HIGHLIGHTS (CONTINUED)          FOR THE FISCAL YEARS ENDED MARCH 31,

                                                                       U.S. GOVERNMENT SELECT MONEY MARKET FUND
SELECTED PER SHARE DATA                                        2003         2002         2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                              $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                            0.01         0.03         0.06         0.05         0.05
  Total Income from Investment Operations                        0.01         0.03         0.06         0.05         0.05
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
  From net investment income                                    (0.01)       (0.03)       (0.06)       (0.05)       (0.05)
    Total Distributions Paid                                    (0.01)       (0.03)       (0.06)       (0.05)       (0.05)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                                    $1.00        $1.00        $1.00        $1.00        $1.00
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                                  1.11%        2.71%        5.89%        4.86%        4.87%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year                        $979,757     $983,129   $1,139,044     $689,742     $416,527
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements                    0.55%        0.55%        0.55%        0.55%        0.55%
  Expenses, before waivers and reimbursements                    0.82%        0.88%        0.89%        0.90%        0.91%
  Net investment income, net of waivers and reimbursements       1.08%        2.64%        5.70%        4.86%        4.73%
  Net investment income, before waivers and reimbursements       0.81%        2.31%        5.36%        4.51%        4.37%
-------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 14 NORTHERN FUNDS ANNUAL REPORT

                                                              MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS                                         MARCH 31, 2003

  CALIFORNIA MUNICIPAL MONEY MARKET FUND

                                                                        PRINCIPAL
                                                                          AMOUNT              VALUE
                                                                          (000S)              (000S)
 MUNICIPAL INVESTMENTS - 99.4%

 CALIFORNIA - 97.0%
  ABAG Financing Authority For Non-Profit Corp. COP
    Revenue Bonds, Series 1998B, American
    Baptist Homes West Project (BNP Paribas LOC),
    1.15%, 4/1/03                                                          $3,900             $3,900
  ABAG Financing Authority For Non-Profit Corp.
    Revenue Bonds, Series 2002, Jewish Community
    Center Project (Allied Irish Bank LOC),
    1.25%, 4/1/03                                                           3,000              3,000
  ABAG Financing Authority For Non-Profit Corp.
    Revenue Bonds, Series 2002 (AMT), The
    Bachenheimer Building Project (FNMA Gtd.),
    1.20%, 4/7/03                                                           7,720              7,720
  ABAG Financing Authority For Non-Profit Corp.
    Revenue Bonds, Series 2002A (AMT), Darling
    Florist Building Project (FNMA Gtd.),
    1.20%, 4/7/03                                                           4,710              4,710
  Alameda-Contra Costa California School
    Financing Authorities Variable COP,
    Series 2002J (KBC Bank LOC),
    1.30%, 4/7/03                                                           1,000              1,000
  Barstow Multifamily Housing Revenue Bonds,
    Series 1999 (AMT), Rimrock Village Apartments
    Project (FHLB Indianapolis LOC),
    1.16%, 4/7/03                                                           4,350              4,350
  California Community College Financing Authority
    TRAN, Series 2002A,
    3.00%, 6/30/03                                                          9,000              9,029
  California Department of Water Resources Power
    Supply Revenue Bonds,
    Series 2002B-1 (Bank of New York LOC),
    1.20%, 4/1/03                                                          11,500             11,500
    Series 2002C-3 (AMBAC Insured),
    1.15%, 4/7/03                                                          36,900             36,900
    Series 2002C-7 (FSA Insured),
    1.15%, 4/7/03                                                          19,800             19,800
    Series 2002C-15 (Bank of Nova Scotia),
    1.13%, 4/7/03                                                          22,600             22,600
  California Economic Development Financing
    Authority VRDB, Series 2000, California
    Independent Systems Operation Corp. Project
    (MBIA Insured),
    1.25%, 4/7/03                                                          $1,500             $1,500
    1.30%, 4/7/03                                                           2,885              2,885
  California Educational Facilities Authority
    Revenue Bonds, California Institute of
    Technology, Series Eagle 20030001 Class A,
    1.12%, 4/7/03                                                           8,415              8,415
  California HFA Home Mortgage Revenue Bonds,
    Series 2002M (AMT),
    1.20%, 4/1/03                                                             800                800
  California HFA Home Mortgage Revenue Bonds,
    Series 2002M (AMT),
    1.20%, 4/1/03                                                           9,000              9,000
  California HFA Home Mortgage Revenue Bonds,
    Series 2002M (AMT),
    1.20%, 4/1/03                                                          24,180             24,180
  California HFA Home Mortgage VRDB,
    Series 2001C (AMT) (FSA Insured),
    1.20%, 4/7/03                                                           5,335              5,335
  California HFA Housing SFM Revenue Bonds (AMT),
    Merrill Lynch P-Floats PT-640 (FGIC Insured),
    1.27%, 4/7/03                                                             700                700
  California HFA SFM Revenue Bonds (AMT),
    Series A-2, P-Floats PT-258,
    1.47%, 12/4/03                                                          5,605              5,605
  California HFA Revenue Bonds,
    Series 2001R (AMT) (AMBAC Insured),
    1.20%, 4/1/03                                                           3,400              3,400
  California Infrastructure & Economic
    Development Revenue Bonds, Series 1999
    (AMT), Starter Alternator Project (California
    State Teachers Retirement System LOC),
    1.10%, 4/7/03                                                           2,500              2,500
  California Infrastructure & Economic
    Development Revenue Bonds, Series 2002A
    (AMT), Block & Brick Project (US Bank LOC),
    1.15%, 4/7/03                                                           6,600              6,600

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS ANNUAL REPORT 15 MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS

  CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                        PRINCIPAL
                                                                          AMOUNT              VALUE
                                                                          (000S)              (000S)
 MUNICIPAL INVESTMENTS - 99.4% - CONTINUED

 CALIFORNIA - 97.0% - (CONTINUED)
  California PCR Solid Waste Revenue Bonds (AMT),
    Series 1999A Evergreen Distributors (California
    State Teachers Retirement LOC),
    1.15%, 4/7/03                                                          $2,180             $2,180
  California Pollution Control Finance Authority
    Bonds, San Diego Gas & Electric (MBIA Insured),
    Merrill Lynch P-Float PA-538R,
    1.25%, 4/7/03                                                          20,360             20,360
    Merrill Lynch P-Float PA-633R,
    1.25%, 4/7/03                                                          11,850             11,850
  California Pollution Control Finance Authority
    Environmental Improvement Revenue Bonds,
    Series 1997B (AMT) (Air Products & Chemicals
    Corp. Gtd.),
    1.20%, 4/7/03                                                           4,500              4,500
  California Pollution Control Financing
    Authority Revenue Bonds, Series 1994 (AMT),
    Atlantic Richfield Co. Project,
    1.18%, 4/1/03                                                           4,300              4,300
  California Pollution Control Financing Authority
    Revenue Bonds, Series 1991 A, Shell Oil
    Company Project (Royal Dutch/Shell Group Gtd.),
    1.10%, 4/1/03                                                             400                400
  California Pollution Control Financing Authority
    Solid Waste Disposal Revenue Bonds,
    Series 2002A (AMT), Waste Management
    Project (ABN AMRO Bank LOC),
    1.15%, 4/7/03                                                          15,000             15,000
  California School Cash Reserve Program
    Authority Pooled Bonds, Series 2002A,
    3.00%, 7/3/03                                                          15,000             15,050
  California State Communities Development
    Authority COP, Continuing Care/University
    Retirement Davis Project,
    (HBOS Treasury Services LOC),
    1.20%, 4/1/03                                                           5,000              5,000
  California State Department of Water Control
    Valley Project Revenue Bonds,
    Merrill Lynch P-Floats PT-1183,
    1.18%, 4/7/03                                                           8,525              8,525
  California State G.O. Bank of America Corp.
    Variable Rate Certificates, Series 1997H
    (Colld. by U.S. Government Securities),
    1.18%, 4/7/03                                                         $26,210            $26,210
  California State G.O. Bonds,
    P-Floats PT-1257 (XL Capital Assurance Insured),
    1.18%, 4/7/03                                                          11,475             11,475
  California State G.O. Bonds,
    Series 2003-1, ABN Amro Muni Tops
    Treasury Certificates (AMBAC Insured),
    1.15%, 4/7/03                                                           6,000              6,000
  California State G.O. Bonds, Eagle Trust
    Series 20000507 (XL Capital Assurance Insured),
    1.14%, 4/7/03                                                          10,000             10,000
  California State RAN,
    Series 2002A,
    1.31%, 6/20/03                                                         20,000             20,001
    2.50%, 6/20/03                                                         16,000             16,030
    Series 2002G,
    1.30%, 6/20/03                                                         18,000             18,000
  California State Veterans G.O. Bonds,
    MERLOT Series 2000A (AMT) (AMBAC Insured),
    1.26%, 4/7/03                                                           5,000              5,000
  California Statewide Communities Development
    Authority COP, Series 1999-176, Sutter Health
    Obligated Group Morgan Stanley Floating
    Certificates (FSA Insured),
    1.75%, 6/19/03                                                         10,595             10,595
  California Statewide Communities Development
    Authority Multifamily Housing Revenue Bonds,
    Aqua Vista Project (AIG Matched Funding GIC),
    1.90%, 5/15/03                                                         10,000             10,000
  California Statewide Communities Development
    Authority Multifamily Revenue Bonds,
    Series 2002B, Olen Jones Senior Apartments
    Project (Citibank LOC),
    1.20%, 4/7/03                                                           3,285              3,285

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 16 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2003

                                                                        PRINCIPAL
                                                                          AMOUNT              VALUE
                                                                          (000S)              (000S)
 MUNICIPAL INVESTMENTS - 99.4% - CONTINUED

 CALIFORNIA - 97.0% - (CONTINUED)
  California Statewide Communities Development
    Authority Multifamily Revenue Bonds,
    Series 2002X (AMT), Sharps & Flats Apartments
    Project (FNMA LOC),
    1.15%, 4/7/03                                                          $9,700             $9,700
  California Statewide Communities Development
    Authority Revenue Bonds, Series 2000A,
    Jewish Federation Project (Allied Irish Bank LOC),
    1.20%, 4/7/03                                                           5,690              5,690
  California Statewide Communities Development
    Authority Revenue Bonds, Series 2000 (AMT),
    Ivy Hill Apartments Project
    (Bank of America LOC),
    1.20%, 4/7/03                                                           2,900              2,900
  California Statewide Communities Development
    Authority TRAN, Series B,
    3.00%, 6/30/03                                                          6,000              6,019
  Charter Mac Certificates,
    California-2 Series 2001 (AMT),
    1.25%, 4/7/03                                                          35,000             35,000
  Contra Costa Water District,
    Series 750, Morgan Stanley Floating
    Certificates (FSA Insured),
    1.35%, 12/18/03                                                         6,330              6,330
  Emeryville Redevelopment Agency (AMT),
    Series 2002A, Bay Street Apartments Project
    (Key Bank LOC),
    1.16%, 4/7/03                                                          12,000             12,000
  Fremont COP,
    Series 2002, Maintenance Center & Fire
    Project (AMBAC Insured),
    1.15%, 8/6/03                                                          18,020             18,020
  Irvine Ranch Water District G.O. Revenue
    Bonds, Districts 140, 240, 105, & 250
    (Bank of America LOC),
    1.15%, 4/1/03                                                           1,100              1,100
  Kern County TRAN,
    Series 2002-03,
    2.50%, 7/1/03                                                           6,000              6,012
  Kings County Housing Authority Multifamily
    Revenue Bonds, Series 2001A, Edgewater
    Isle Apartments (FNMA LOC),
    1.10%, 4/7/03                                                          $9,000             $9,000
  Livermore Redevelopment Housing Revenue
    Bonds (AMT), Series 2002A, Senior Housing
    (Bank of America LOC),
    1.25%, 4/1/03                                                           4,300              4,300
  Long Beach Harbor Revenue Bonds (AMT),
    Merrill Lynch P-Floats PT-463,
    1.27%, 4/7/03                                                           6,530              6,530
  Long Beach Unified School District COP,
    Capital Improvement Refinancing Project
    (AMBAC Insured),
    1.15%, 4/7/03                                                           4,800              4,800
  Los Angeles Department of Water & Power
    Revenue VRDB, Series 2001B-1,
    1.15%, 4/1/03                                                           6,800              6,800
  Los Angeles IDA Empowerment Zone
    Revenue Bonds, Series 2001 (AMT),
    Megatoys Project (California State
    Teachers Retirement LOC),
    1.10%, 4/7/03                                                             300                300
  Los Angeles IDA Revenue Bonds,
    Series 2001 (AMT), Wing Hing Noodle
    Co. Project (Comercia Bank California LOC),
    1.10%, 4/7/03                                                           2,900              2,900
  Los Angeles Multifamily Revenue
    Bonds (AMT), Series 1994A, Loans to
    Lenders Program (FHLB LOC),
    1.25%, 4/1/03                                                           3,325              3,325
  Los Angeles Unified School District, MERLOTS,
    Series 2003A22 (FSA Insured),
    1.21%, 4/7/03                                                          32,970             32,970
    Series 2003B12 (MBIA Insured),
    1.21%, 4/7/03                                                           5,000              5,000
  Los Angeles Unified School District TRAN,
    Series 2, JP Morgan Chase Trust Receipts
    (MBIA Insured),
    1.15%, 4/7/03                                                           6,665              6,665

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS ANNUAL REPORT 17 MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS

  CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                        PRINCIPAL
                                                                          AMOUNT              VALUE
                                                                          (000S)              (000S)
 MUNICIPAL INVESTMENTS - 99.4% - CONTINUED

 CALIFORNIA - 97.0% - (CONTINUED)
  Los Angeles Wastewater Revenue Bonds
    (FGIC Insured),
    Series 2001A,
    1.25%, 12/5/03                                                         $9,000             $9,000
    Series 2001B,
    1.25%, 12/5/03                                                          4,500              4,500
    Series 2001D,
    1.25%, 12/5/03                                                         15,300             15,300
  Lynwood Unified School District COP,
    Series 2002A, Bridge Financing Program
    (KBC Bank LOC),
    1.10%, 4/7/03                                                           7,000              7,000
  Metropolitan Water District of Southern
    California Waterworks Revenue Bonds,
    Series 154 Morgan Stanley Floater
    Certificates (MBIA Insured),
    1.80%, 6/12/03                                                         19,995             19,995
  Newman Capital Trust Program Class A
    Certificates (FHLMC Gtd.),
    Series 2001-1 (AMT),
    1.35%, 4/7/03                                                           8,000              8,000
    Series 2002-1 (AMT),
    1.35%, 4/7/03                                                          20,000             20,000
  Oakland California Revenue Bonds,
    MERLOTS Series 2000M (AMBAC Insured),
    1.21%, 4/7/03                                                           3,000              3,000
  Ontario California IDA Revenue Bonds,
    Series 1985, L.D. Brinkman & Co. Project
    (Bank of America LOC),
    1.20%, 4/1/03                                                             400                400
  Orange County Housing Authority,
    Series 1998-I, Oasis Martinique (FNMA Gtd.),
    1.14%, 4/7/03                                                           1,000              1,000
  Orange County Multifamily Housing Revenue
    Bonds, Series 1992A, Heritage Pointe Project
    (Allied Irish Bank LOC),
    1.20%, 4/7/03                                                             200                200
  Orange County Newport Coast Phase IV,
    Series 2003A, Assessment District Number 01-1
    (KBC Bank LOC),
    1.15%, 4/1/03                                                           1,600              1,600
  Orange County Sanitation District Refunding COP,
    Series 2000-A,
    1.15%, 4/1/03                                                            $600               $600
    Series 2000-B,
    1.15%, 4/1/03                                                           1,700              1,700
  Palmdale Community Redevelopment Mortgage
    Revenue Bonds, MERLOTS
    Series 2000-TTT (AMT)
    (Colld. by U.S. Government Securities),
    1.26%, 4/7/03                                                           6,115              6,116
  Pasadena COP,
    Series 1991, Rose Bowl Improvements Project
    (Bank of New York LOC),
    1.15%, 4/7/03                                                           4,300              4,300
  Peninsula Corridor Joint Powers Board,
    Grant Anticipation Notes,
    Series 2002C,
    1.64%, 9/17/03                                                            200                200
    Series 2003A,
    1.43%, 2/4/04                                                          10,450             10,479
  Placer Unified High School District TRAN,
    Series 2002,
    1.88%, 10/17/03                                                         4,000              4,009
  Sacramento County Multifamily Housing
    Authority Revenue Bonds, Series 1992A (AMT)
    Shadowood Apartment Project
    (GE Capital Corp. LOC),
    1.25%, 4/7/03                                                          12,500             12,500
  Sacramento County Sanitation District Revenue
    Bonds, MERLOTS Series 2000SSS
    (Colld. by U.S. Government Securities),
    1.21%, 4/7/03                                                           4,900              4,900
  Sacramento Housing Roaring Fork Trust
    Receipts (AMT), (Colld. by FNMA Securities),
    1.27%, 4/7/03                                                           1,745              1,745
  Sacramento-Yolo Port District VRDB,
    Series 1997A (AMT), California Free Trade
    Zone Project (Wells Fargo Bank LOC),
    1.25%, 4/7/03                                                           1,500              1,500

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 18 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2003

                                                                        PRINCIPAL
                                                                          AMOUNT              VALUE
                                                                          (000S)              (000S)
 MUNICIPAL INVESTMENTS - 99.4% - CONTINUED

 CALIFORNIA - 97.0% - (CONTINUED)
  San Bernardino County Multifamily Housing
    Revenue Bonds, Series 1993, Monterey Villas
    Apartments Project (FHLB LOC),
    1.20%, 4/7/03                                                          $1,700             $1,700
  San Francisco City & County Airports
    Commission International Airport Revenue
    Bonds (AMT), Merrill P-Floats PA-661
    (FSA Insured),
    1.27%, 4/7/03                                                           6,905              6,905
  San Francisco City & County Redevelopment
    Agency Multifamily Housing Revenue Bonds,
    Series 1985B, Bayside Village Project
    (Bank One LOC),
    1.12%, 4/7/03                                                           6,400              6,400
  San Francisco City & County Redevelopment,
    Series 2001B (AMT), Ocean Beach Apartments
    (Citibank LOC),
    1.20%, 4/7/03                                                           1,000              1,000
  San Francisco City & County School TRAN,
    Unified School District,
    1.75%, 12/17/03                                                        12,000             12,052
  San Leandro Multifamily Revenue Bonds,
    Series 1997A (AMT), Carlton Plaza (FNMA LOC),
    1.16%, 4/7/03                                                          11,220             11,220
  Santa Cruz Redevelopment Agency,
    Series 2002A (AMT), Shaffer Road Apartments
    (Bank of America LOC),
    1.20%, 4/7/03                                                           7,800              7,800
  SunAmerica Pooled Puttable Floating Option
    Tax-Exempt Receipts (AMT), Series 2001-1,
    Class A Certificates (FHLMC Gtd.),
    1.27%, 4/7/03                                                          47,415             47,415
  Vista City Multifamily Housing Revenue Bonds,
    Merrill Lynch P-Floats PT-476 (FHLMC Gtd.),
    1.18%, 4/7/03                                                           8,610              8,610
  Windsor Multifamily Housing Revenue Bonds,
    Series 1995A (AMT), Oakmont at Windsor
    Project (JP Morgan Chase Bank LOC),
    1.20%, 4/7/03                                                           4,015              4,015
----------------------------------------------------------------------------------------------------
                                                                                             849,712
----------------------------------------------------------------------------------------------------

 PUERTO RICO - 2.4%
  Puerto Rico Commonwealth TRAN,
    2.50%, 7/30/03                                                         $4,800             $4,815
  Puerto Rico Electric & Power Authority
    Revenue Bonds, First Union Merlots
    Series 2002-B3 (MBIA Insured),
    1.21%, 4/7/03                                                          10,000             10,000
  Puerto Rico Public Finance Corp.
    Morgan Stanley Floater Certificates,
    Series 2001-52 (MBIA Insured),
    1.55%, 8/15/03                                                          6,345              6,345
----------------------------------------------------------------------------------------------------
                                                                                              21,160
----------------------------------------------------------------------------------------------------
 TOTAL MUNICIPAL INVESTMENTS (COST $870,872)                                                 870,872

                                                                        NUMBER OF
                                                                          SHARES              VALUE
                                                                          (000S)              (000S)
 OTHER - 0.1%

  Federated Tax-Exempt Money Market Fund No. 80                               496                496
----------------------------------------------------------------------------------------------------
TOTAL OTHER (COST $496)                                                                          496

----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.5% (COST $871,368)                                                    871,368

  Other Assets less Liabilities - 0.5%                                                         4,815
====================================================================================================
NET ASSETS - 100.0%                                                                         $876,183

At March 31, 2003, the California Municipal Money Market Fund's investments were diversified as follows:

 INDUSTRY SECTOR                                   PERCENTAGE
 Educational Services                                    5.8%
 Electric Services                                      11.1
 Executive, Legislative and General Government          23.0
 Housing Programs                                       22.0
 Other                                                  38.1
================================================================
 TOTAL                                                 100.0%

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS ANNUAL REPORT 19 MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS

  MONEY MARKET FUND

                                                                   PRINCIPAL
                                                                    AMOUNT          VALUE
                                                                    (000S)         (000S)
 CERTIFICATES OF DEPOSIT - 19.2%

 DOMESTIC CERTIFICATES OF DEPOSIT - 2.1%
   Bank of America, Toronto Branch,
     1.34%, 5/15/03                                                 $20,000        $20,000
     1.30%, 7/14/03                                                  15,000         15,000
   Bank of New York,
     2.07%, 8/20/03                                                  50,000         50,002
   HSBC Bank USA,
     1.78%, 4/22/03                                                  25,000         25,000
   Marshall & Ilsley, Milwaukee Branch,
     2.95%, 4/4/03                                                   10,000         10,001
   U.S. Bank, Cincinnati Branch,
     2.51%, 6/5/03                                                   25,000         24,999
     1.31%, 7/7/03                                                   35,000         35,000
------------------------------------------------------------------------------------------
                                                                                   180,002
------------------------------------------------------------------------------------------
 FOREIGN CERTIFICATES OF DEPOSIT - 17.1%
   Alliance & Leicester Group Treasury PLC,
     1.79%, 4/24/03                                                  35,000         35,000
   Australia & New Zealand Bank, New York Branch,
     2.62%, 5/19/03                                                  11,000         11,000
   Bank of Nova Scotia, Portland Branch,
     1.54%, 5/6/03                                                   15,000         15,000
     1.94%, 8/4/03                                                   30,000         30,062
   BNP Paribas, London Branch,
     1.26%, 7/30/03                                                  30,000         30,000
     1.39%, 9/22/03                                                  45,000         45,000
   BNP Paribas, New York Branch,
     1.34%, 2/10/04                                                  75,000         75,000
   Canadian Bank Imperial Bank of Commerce,
     1.28%, 5/6/03                                                   20,000         20,000
     1.33%, 7/9/03                                                   15,000         15,000
     1.29%, 8/11/03                                                  16,000         16,000
     1.27%, 8/21/03                                                  43,000         43,002
   Credit Agricole Indosuez, London Branch,
     1.31%, 7/17/03                                                  20,000         20,000
   Credit Lyonnais, London Branch,
     1.33%, 4/10/03                                                   8,000          8,000
   Credit Suisse First Boston, New York Branch,
     1.27%, 5/5/03                                                   40,000         40,000
   Danske Bank, New York Branch,
     1.28%, 8/11/03                                                  20,000         20,000
     1.45%, 9/5/03                                                   28,000         28,000
   Deutsche Bank, London Branch,
     1.36%, 5/20/03                                                 $35,000        $35,000
   Deutsche Bank, New York Branch,
     1.35%, 5/12/03                                                  43,000         43,000
     1.31%, 7/7/03                                                   50,000         50,000
   HBOS Treasury Services, London Branch,
     1.26%, 12/8/03                                                  37,000         37,001
   ING Bank, London Branch,
     1.24%, 6/27/03                                                  58,000         58,000
     1.31%, 7/16/03                                                  60,000         60,000
   Lloyds Bank, London Branch,
     1.84%, 11/3/03                                                  25,000         25,042
   Natexis Banques Populaires, New York Branch,
     1.35%, 5/22/03                                                  20,000         20,000
     1.38%, 5/30/03                                                  23,000         23,000
   National Australia Bank, London Branch,
     2.39%, 6/17/03                                                  35,000         35,001
     1.45%, 11/10/03                                                 37,000         37,000
     1.48%, 11/12/03                                                 20,000         20,000
   Nordea Bank Finland, New York Branch,
     1.17%, 9/17/03                                                  10,000         10,000
     1.49%, 11/18/03                                                 25,000         24,998
     1.29%, 3/24/04                                                  50,000         49,995
   Rabobank Nederland, New York Branch,
     1.45%, 9/9/03                                                   25,000         25,000
     1.51%, 11/5/03                                                  45,000         45,000
   Royal Bank of Canada, New York Branch,
     1.31%, 3/31/04                                                  50,000         50,000
   Royal Bank of Scotland, New York Branch,
     2.65%, 5/19/03                                                  20,000         20,000
   Societe Generale, London Branch,
     1.45%, 9/5/03                                                   20,000         20,000
     1.25%, 12/29/03                                                 30,000         30,001
   Societe Generale, New York Branch,
   1.55%, 11/19/03                                                   42,000         41,996
   Svenska Handelsbanken, New York Branch,
     1.24%, 3/17/04                                                  56,250         56,250

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 20 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2003

                                                                  PRINCIPAL
                                                                    AMOUNT          VALUE
                                                                    (000S)         (000S)
 CERTIFICATES OF DEPOSIT - 19.2% - CONTINUED

 FOREIGN CERTIFICATES OF DEPOSIT - 17.1% - (CONTINUED)
   Toronto Dominion Bank, New York Branch,
     1.26%, 7/7/03                                                  $30,000        $30,000
     1.45%, 9/5/03                                                   65,000         65,011
     1.11%, 9/15/03                                                  40,000         40,000
     1.22%, 3/17/04                                                  59,400         59,400
------------------------------------------------------------------------------------------
                                                                                 1,461,759
------------------------------------------------------------------------------------------
 TOTAL CERTIFICATES OF DEPOSIT (COST $1,641,761)                                 1,641,761

 COMMERCIAL PAPER - 24.7%

 AUTO RECEIVABLES - 0.7%
   Daimler Chrysler Revolving Auto Conduit,
     1.26%, 8/15/03                                                  10,000          9,952
   FCAR1 Owner Trust I,
     1.20%, 6/5/03                                                   35,000         34,924
   New Center Asset Trust,
     1.25%, 5/16/03                                                  13,000         12,980
------------------------------------------------------------------------------------------
                                                                                    57,856
------------------------------------------------------------------------------------------
 COMMUNICATIONS - 0.2%
   Verizon Network Funding,
     1.27%, 8/28/03                                                  18,000         17,905
------------------------------------------------------------------------------------------
 CREDIT CARD MASTER TRUSTS - 2.6%
   Citibank Credit Card Master Trust,
     1.25%, 5/9/03                                                   20,000         19,974
   Ford Credit Floorplan Master Owner
     Trust A, Motown Funding LLC, Series 2002-1,
     1.29%, 4/14/03                                                  35,000         34,984
     1.29%, 4/15/03                                                  25,000         24,987
     1.25%, 4/17/03                                                  25,000         24,986
     1.27%, 4/23/03                                                  45,000         44,965
     1.27%, 5/20/03                                                  30,000         29,948
   MBNA Credit Card Master Trust
     Emerald Certificates,
     1.28%, 4/3/03                                                   10,000          9,999
     1.28%, 4/16/03                                                  35,000         34,982
------------------------------------------------------------------------------------------
                                                                                   224,825
------------------------------------------------------------------------------------------

 ELECTRIC SERVICES - 0.4%
   RWE A.G.,
     1.28%, 7/7/03                                                   37,000         36,872
------------------------------------------------------------------------------------------

 ELECTRONIC AND OTHER ELECTRICAL COMPONENTS - 2.9%
   General Electric Capital Corp.,
     1.78%, 4/22/03                                                 $40,000        $39,958
     1.54%, 4/29/03                                                  22,000         21,974
   General Electric Co.,
     1.41%, 4/1/03                                                   54,000         54,000
   General Electric International, Series A,
     1.40%, 4/1/03                                                   22,513         22,513
     1.38%, 5/27/03                                                  80,000         79,840
     1.26%, 8/26/03                                                  30,000         29,846
------------------------------------------------------------------------------------------
                                                                                   248,131
------------------------------------------------------------------------------------------
 FOOD STORES - 0.3%
   Tesco PLC,
     1.32%, 5/6/03                                                   30,000         29,962
------------------------------------------------------------------------------------------
 FOREIGN DEPOSITORY INSTITUTIONS - 2.9%
   Banco Santander Central Hispano,
     1.30%, 5/21/03                                                  38,000         37,932
     1.27%, 5/22/03                                                  20,000         19,964
     1.30%, 7/7/03                                                   35,000         34,877
     1.26%, 8/18/03                                                  15,000         14,927
     1.22%, 8/25/03                                                  46,000         45,772
   Caisse des Depots et Consignations,
     1.24%, 6/20/03                                                  25,000         24,931
     1.24%, 6/27/03                                                  30,000         29,910
   Den Norske Bank,
     1.24%, 6/11/03                                                  20,000         19,951
   Nordea North America, Inc.,
     1.25%, 5/27/03                                                  20,000         19,961
------------------------------------------------------------------------------------------
                                                                                   248,225
------------------------------------------------------------------------------------------
 MULTI-SELLER CONDUITS - 12.6%
   Amstel Funding Corp.,
     1.29%, 5/5/03                                                   53,000         52,936
     1.28%, 5/14/03                                                  14,000         13,979
     1.31%, 7/21/03                                                  65,000         64,737
     1.27%, 7/25/03                                                  10,000          9,959
     1.28%, 8/4/03                                                   10,000          9,956
   Amsterdam Funding Corp.,
     1.26%, 4/14/03                                                  37,000         36,983
   Apreco,
     1.28%, 4/11/03                                                  20,000         19,993

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS ANNUAL REPORT 21 MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS

  MONEY MARKET FUND (CONTINUED)

                                                                  PRINCIPAL
                                                                    AMOUNT         VALUE
                                                                    (000S)         (000S)
 COMMERCIAL PAPER - 24.7% - CONTINUED

 MULTI-SELLER CONDUITS - 12.6% - (CONTINUED)
   Atlantic Asset Securitization Corp.,
     1.26%, 4/2/03                                                  $10,000        $10,000
     1.26%, 4/7/03                                                   20,000         19,996
     1.26%, 4/15/03                                                  38,036         38,017
   Barton Capital Corp.,
     1.25%, 4/1/03                                                   15,056         15,056
   Blue Ridge Asset Funding,
     1.25%, 4/16/03                                                  25,000         24,987
   Clipper Receivables Corp.,
     1.30%, 4/11/03                                                  15,000         14,995
     1.28%, 5/9/03                                                   20,000         19,973
     1.24%, 6/20/03                                                  35,000         34,904
   Edison Asset Securitization,
     1.30%, 4/9/03                                                   50,000         49,986
     1.25%, 5/22/03                                                  40,000         39,929
     1.30%, 7/11/03                                                  40,000         39,854
     1.25%, 7/28/03                                                  46,509         46,318
     1.26%, 8/20/03                                                  35,000         34,827
   Eiffel Funding LLC,
     1.26%, 4/24/03                                                  10,000          9,992
     1.29%, 4/28/03                                                  45,000         44,956
     1.28%, 8/5/03                                                   10,000          9,955
   Fairway Finance Corp.,
     1.28%, 4/4/03                                                   10,021         10,020
     1.25%, 4/10/03                                                  32,138         32,128
   Gemini Securitization,
     1.26%, 4/14/03                                                  40,000         39,982
     1.25%, 5/30/03                                                  40,000         39,918
   Hatteras Funding Corp.,
     1.27%, 6/20/03                                                  15,619         15,575
     1.27%, 6/23/03                                                  10,000          9,971
   Jupiter Securitization Corp.,
     1.26%, 4/1/03                                                    8,648          8,648
     1.29%, 4/28/03                                                  35,000         34,966
   Lexington Parker Capital,
     1.25%, 4/14/03                                                  11,000         10,995
     1.31%, 4/15/03                                                  10,000          9,995
     1.28%, 5/6/03                                                   16,000         15,980
     1.29%, 5/8/03                                                   28,000         27,963
     1.21%, 6/5/03                                                   20,000         19,956
   Liberty Street Funding Co.,
     1.28%, 4/14/03                                                 $13,000        $12,994
   Quincy Capital Corp.,
     1.25%, 4/16/03                                                  30,000         29,984
   Sheffield Receivables Corp.,
     1.27%, 5/8/03                                                   50,000         49,935
   Tannehill Capital Co., LLC,
     1.32%, 4/7/03                                                    8,000          7,998
     1.34%, 4/9/03                                                    6,000          5,998
     1.26%, 6/16/03                                                  15,000         14,960
   Thunder Bay Funding, Inc.,
     1.25%, 5/15/03                                                  10,000          9,985
   Tulip Funding Corp.,
     1.32%, 6/10/03                                                   8,000          7,979
------------------------------------------------------------------------------------------
                                                                                 1,078,218
------------------------------------------------------------------------------------------
  NONDEPOSITORY PERSONAL CREDIT - 0.5%
   CIT Group, Inc.,
     1.30%, 4/2/03                                                    8,000          8,000
     1.33%, 4/3/03                                                   12,000         11,999
     1.30%, 4/7/03                                                   15,000         14,997
     1.30%, 4/14/03                                                   5,000          4,998
------------------------------------------------------------------------------------------
                                                                                    39,994
------------------------------------------------------------------------------------------
  SECURITY AND COMMODITY BROKER - 0.5%
   Morgan Stanley,
     1.29%, 5/6/03                                                   40,000         39,950
------------------------------------------------------------------------------------------
  SINGLE SELLER CONDUITS - 0.9%
   Blue Spice LLC,
     1.29%, 4/11/03                                                  20,000         19,993
     1.28%, 4/24/03                                                  10,000          9,992
   Halogen Capital Co., LLC,
     1.28%, 5/12/03                                                  48,000         47,930
------------------------------------------------------------------------------------------
                                                                                    77,915
------------------------------------------------------------------------------------------
  TRANSPORTATION EQUIPMENT - 0.2%
   BMW US Capital Corp.,
     1.29%, 7/16/03                                                  20,000         19,924
------------------------------------------------------------------------------------------
  TOTAL COMMERCIAL PAPER (COST $2,119,777)                                       2,119,777

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 22 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2003

                                                                   PRINCIPAL
                                                                    AMOUNT         VALUE
                                                                    (000S)         (000S)
 CORPORATE NOTES/BONDS - 8.9%

 AUTO RECEIVABLES - 0.5%
   Honda Auto Receivables Owner Trust,
     Series 2002-4 Class A1,
     1.38%, 12/15/03                                                $10,806        $10,806
   Honda Auto Receivables Owner Trust,
     Series 2003-1 Class A1,
     1.30%, 7/8/03                                                   31,066         31,066
   Whole Auto Loan Trust,
     Series 2002-1 A1,
     1.42%, 12/15/03                                                  4,835          4,835
------------------------------------------------------------------------------------------
                                                                                    46,707
------------------------------------------------------------------------------------------
 BANK HOLDING COMPANIES - 0.3%
   Westpac Banking Corp., MTN,
     1.38%, 11/6/03                                                  25,000         25,012
------------------------------------------------------------------------------------------
 BUSINESS SERVICES - 0.4%
   ADE Investments LLC Loan Program VRN,
     Series 1998-A (First of America LOC),
     1.35%, 4/7/03                                                    6,835          6,835
   Bonbright Distributors, Inc. Taxable VRDN,
     Series 1998,
     1.38%, 4/7/03                                                    4,350          4,350
   Courtyards of Mackinaw LLC Mortgage Revenue Bond,
     Series 1999-H (First of America LOC),
     1.35%, 4/7/03                                                    3,950          3,950
   FBC Chemical Corp. Taxable VRDN, Series 2000
     (National City Bank of Pennsylvania LOC),
     1.38%, 4/7/03                                                    3,215          3,215
   JCM Properties LP VRN,
     Series 1998,
     1.38%, 4/7/03                                                    2,355          2,355
   KBL Capital Fund, Inc.,
     Series A (First of America LOC),
     1.35%, 4/7/03                                                    5,530          5,530
   Schreiber Industrial Park-North Co. Taxable VRDN,
     Series 1997,
     1.38%, 4/7/03                                                    4,750          4,750
------------------------------------------------------------------------------------------
                                                                                    30,985
------------------------------------------------------------------------------------------
 CHEMICALS AND ALLIED PRODUCTS - 0.2%
   Merck & Co., Inc., VRN, (1)
     4.49%, 2/22/04                                                  20,000         20,576
------------------------------------------------------------------------------------------
 DOMESTIC DEPOSITORY INSTITUTIONS - 2.5%
   Bank One N.A. Chicago,
     1.58%, 4/30/03                                                 $45,000        $45,000
     1.57%, 5/1/03                                                   10,000         10,000
     1.30%, 7/10/03                                                  25,000         25,000
   National City Bank FRN,
     1.28%, 3/12/04                                                  15,000         15,011
   Marshall & Ilsley Bank Note,
     5.26%, 12/15/03                                                 55,000         56,360
   Wells Fargo Bank,
     1.61%, 4/2/03                                                   20,000         20,000
     1.54%, 5/1/03                                                   23,000         23,000
     1.53%, 5/6/03                                                   23,000         23,000
------------------------------------------------------------------------------------------
                                                                                   217,371
------------------------------------------------------------------------------------------
 GENERAL MERCHANDISE STORES - 0.1%
   Wal-Mart Stores Inc.,
     4.88%, 6/1/03                                                    5,000          5,026
------------------------------------------------------------------------------------------
 INTERNATIONAL RECEIVABLES - 0.4%
   Holmes Financing PLC FRN, Series 6-1A,
     1.28%, 9/30/03                                                  35,000         35,000
------------------------------------------------------------------------------------------
 HEALTH SERVICES - 0.4%
   Baptist Medical Plaza Associates Ltd. Taxable VRDN,
     Series 1997,
     1.41%, 4/7/03                                                   13,175         13,175
   Healthcare Network Properties LLC Loan Program VRN,
     Series 1999-A (National City Bank LOC),
     1.35%, 4/7/03                                                   18,450         18,450
------------------------------------------------------------------------------------------
                                                                                    31,625
------------------------------------------------------------------------------------------
 MEMBERSHIP ORGANIZATIONS - 0.1%
   American Association of Retired Persons VRDN,
     1.35%, 4/7/03                                                    4,700          4,700
------------------------------------------------------------------------------------------
 NONDEPOSITORY PERSONAL CREDIT - 0.1%
   General Electric Capital Corp.,
     6.81%, 11/3/03                                                   5,000          5,155
------------------------------------------------------------------------------------------
 REAL ESTATE - 0.0%
   Wilmington Pike LLC Project,
     VRDN, Series 2000,
     1.38%, 4/7/03                                                    3,155          3,155
------------------------------------------------------------------------------------------
 RESIDENTIAL MORTGAGES - 0.3%
   Granite Mortgages PLC FRN,
     1.27%, 8/27/03                                                  25,000         25,000
------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS ANNUAL REPORT 23 MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS

  MONEY MARKET FUND (CONTINUED)

                                                                   PRINCIPAL
                                                                    AMOUNT         VALUE
                                                                    (000S)         (000S)
 CORPORATE NOTES/BONDS - 8.9% - CONTINUED

 SECURITY AND COMMODITY BROKERS - 2.8%
   Goldman Sachs Group, Inc., MTN,
     1.37%, 4/28/03                                                 $50,000        $50,000
     1.37%, 8/20/03                                                  28,000         28,000
     1.29%, 9/15/03                                                  75,000         75,000
     1.30%, 9/25/03                                                  25,000         25,000
   Lehman Brothers Holdings FRN,
     1.66%, 1/2/04                                                   20,000         20,038
     1.58%, 2/9/04                                                   40,375         40,454
------------------------------------------------------------------------------------------
                                                                                   238,492
------------------------------------------------------------------------------------------
 TRANSPORTATION EQUIPMENT - 0.8%
   American Honda Finance FRN, (1)
     1.57%, 1/16/04                                                  10,000         10,018
     1.34%, 1/20/04                                                  40,000         39,997
     1.54%, 2/17/04                                                  10,000         10,020
     1.54%, 2/17/04                                                  10,000         10,020
------------------------------------------------------------------------------------------
                                                                                    70,055
------------------------------------------------------------------------------------------
 TOTAL CORPORATE NOTES/BONDS (COST $758,859)                                       758,859

 EURODOLLAR TIME DEPOSITS - 9.7%

 DOMESTIC DEPOSITORY INSTITUTIONS - 1.6%
   American Express Centurion Bank, Grand Cayman,
     1.24%, 4/9/03                                                   70,000         70,000
     1.25%, 4/17/03                                                  30,000         30,000
   Citibank Toronto, Canada,
     1.32%, 4/22/03                                                  40,000         40,000
------------------------------------------------------------------------------------------
                                                                                   140,000
------------------------------------------------------------------------------------------
 FOREIGN DEPOSITORY INSTITUTIONS - 8.1%
   Banque Bruxelles Lambert, Brussels,
     1.44%, 4/1/03                                                  100,000        100,000
   Danske Bank, Copenhagen, Denmark,
     1.50%, 4/1/03                                                   40,000         40,000
   Dexia Bank, Belgium, Brussels,
     1.34%, 7/8/03                                                   42,000         42,000
   Dexia Credit Local de France, Paris,
     1.27%, 4/29/03                                                  25,000         25,000
   Fortis Bank, Nederland, Amsterdam,
     1.30%, 4/23/03                                                  20,000         20,000
   HBOS Treasury Services, London,
     1.44%, 4/1/03                                                  100,000        100,000
     1.28%, 6/5/03                                                   24,000         24,000

 FOREIGN DEPOSITORY INSTITUTIONS - 8.1%
   ING Bank, Amsterdam,
     1.25%, 4/11/03                                                 $83,000        $83,000
   Monte Dei Paschi di Siena, London Branch,
     1.30%, 4/22/03                                                  10,000         10,000
   Nordea Bank, Grand Cayman,
     1.50%, 4/1/03                                                  150,000        150,000
   Rabobank Nederland, London,
     1.40%, 4/1/03                                                   30,000         30,000
   Skandinaviska Enskildabanken, Stockholm,
     1.32%, 4/14/03                                                  20,000         20,000
   Unicredito Italiano, Milan,
     1.24%, 6/25/03                                                  50,000         50,000
------------------------------------------------------------------------------------------
                                                                                   694,000
------------------------------------------------------------------------------------------
 TOTAL EURODOLLAR TIME DEPOSITS (COST $834,000)                                    834,000

 MUNICIPAL INVESTMENTS - 1.5%

 ADMINISTRATION OF ENVIRONMENT & HOUSING PROGRAMS - 0.6%
   Alaska State Housing Finance Corp. Taxable Bonds,
     Series 2001D,
     1.32%, 4/7/03                                                    9,870          9,870
   California HFA Home Mortgage Revenue Bonds,
     Series R,
     1.32%, 4/7/03                                                   40,000         40,000
------------------------------------------------------------------------------------------
                                                                                    49,870
------------------------------------------------------------------------------------------
 BUSINESS SERVICES - 0.2%
   Malone College Project Taxable VRDN,
     (National City Bank LOC),
     1.38%, 4/7/03                                                    2,925          2,925
   Mubea, Inc. Project Taxable VRDN,
     Series 1998,
     1.40%, 4/7/03                                                    6,500          6,500
     Series 1999,
     1.40%, 4/7/03                                                    4,000          4,000
   Smith Clinic Project VRDN,
     Series 2000,
     1.38%, 4/7/03                                                    5,915          5,915
------------------------------------------------------------------------------------------
                                                                                    19,340
------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 24 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2003

                                                                   PRINCIPAL
                                                                     AMOUNT         VALUE
                                                                     (000S)         (000S)
 MUNICIPAL INVESTMENTS - 1.5% - CONTINUED

 CHEMICALS AND ALLIED PRODUCTS - 0.0%

   City of Rolla, Missouri (Taxable) IDR,
     Brewer Science, Inc., Project, Series 2002,
     1.36%, 4/7/03                                                   $4,300         $4,300
------------------------------------------------------------------------------------------
 COMMUNICATIONS - 0.1%
   New Jersey Economic Development
     Authority Taxable Revenue Bonds,
     Series 1997-B, MSNBC/CNBC Project,
     1.32%, 4/1/03                                                   10,201         10,201
------------------------------------------------------------------------------------------
 EXECUTIVE, LEGISLATIVE & GENERAL - 0.3%
   Cook County, Illinois Taxable G.O. Bonds,
     Series 2002-A,
     1.36%, 4/7/03                                                   16,500         16,500
   New York City Taxable BAN,
     Series A-11,
     1.30%, 4/7/03                                                   10,000         10,000
------------------------------------------------------------------------------------------
                                                                                    26,500
------------------------------------------------------------------------------------------
 HEALTH SERVICES - 0.1%
   Flint, Michigan Hospital Building Authority Loan
     Program Notes, Series 1997-A,
     Hurley Medical Center,
     1.35%, 4/7/03                                                    9,500          9,500
------------------------------------------------------------------------------------------
 WATER TRANSPORTATION - 0.1%
   Massachusetts Port Authority Special Project Revenue Bonds,
     Series 2001-B (GE Capital Corp. LOC),
     1.31%, 4/7/03                                                    5,400          5,400
------------------------------------------------------------------------------------------
 WHOLESALE TRADE - DURABLE GOOD - 0.1%
   Jackson County, Georgia, IDA Taxable Revenue Bond, Series 2002,
     John W. Rooker, LLC Project,
     1.30%, 4/7/03                                                    6,260          6,260
------------------------------------------------------------------------------------------
 TOTAL MUNICIPAL INVESTMENTS (COST $131,371)                                       131,371

                                                                   NUMBER OF
                                                                    SHARES          VALUE
                                                                    (000S)          (000S)
 OTHER - 1.8%

   AIM Liquid Assets Portfolio
     Money Market Account                                           150,000        150,000
------------------------------------------------------------------------------------------
TOTAL OTHER (COST $150,000)                                                        150,000

                                                                   PRINCIPAL
                                                                     AMOUNT         VALUE
                                                                     (000S)         (000S)
 U.S. GOVERNMENT AGENCIES - 10.3%

 FANNIE MAE - 3.0%
   FNMA Bonds
     4.63%, 5/15/03                                                 $19,667        $19,719
     4.00%, 8/15/03                                                  16,594         16,726
   FNMA Discount Notes
     1.81%, 5/1/03                                                   33,363         33,313
     2.01%, 6/27/03                                                  75,000         74,636
     1.80%, 7/25/03                                                  80,000         79,540
   FNMA Notes
     3.13%, 11/15/03                                                 27,525         27,780
     4.75%, 3/15/04                                                   8,393          8,670
------------------------------------------------------------------------------------------
                                                                                   260,384
------------------------------------------------------------------------------------------
 FEDERAL FARM CREDIT BANK - 1.6%
   FFCB Bonds
     1.85%, 8/1/03                                                   50,000         49,994
     1.70%, 10/1/03                                                  20,000         19,998
     2.30%, 10/10/03                                                 50,000         50,126
   FFCB Discount Note
     1.57%, 5/30/03                                                  12,375         12,343
------------------------------------------------------------------------------------------
                                                                                   132,461
------------------------------------------------------------------------------------------
 FEDERAL HOME LOAN BANK - 0.8%
   FHLB Bonds
     5.13%, 9/15/03                                                  42,730         43,369
     5.38%, 1/5/04                                                    4,995          5,150
   FHLB Discount Note
     2.02%, 7/1/03                                                   19,000         18,903
------------------------------------------------------------------------------------------
                                                                                    67,422
------------------------------------------------------------------------------------------
 FREDDIE MAC - 4.4%
   FHLMC Bonds
     7.38%, 5/15/03                                                 100,401        101,027
     5.75%, 7/15/03                                                  40,000         40,393
   FHLMC Discount Notes
     1.58%, 8/14/03                                                  20,000         19,882
     1.71%, 8/14/03                                                  38,000         37,756
     1.79%, 9/11/03                                                  93,223         92,477
     1.74%, 9/12/03                                                  15,000         14,881
     1.23%, 2/26/04                                                  10,000          9,887
   FHLMC Note
     6.38%, 11/15/03                                                 60,454         62,130
------------------------------------------------------------------------------------------
                                                                                   378,433
------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS ANNUAL REPORT 25 MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS                                         MARCH 31, 2003

  MONEY MARKET FUND (CONTINUED)

                                                                  PRINCIPAL
                                                                    AMOUNT         VALUE
                                                                    (000S)         (000S)
 U.S. GOVERNMENT AGENCIES - 10.3% - CONTINUED

 STUDENT LOAN MARKETING ASSOCIATION - 0.5%
   SLMA Discount Notes
     1.59%, 8/1/03                                                  $32,500        $32,325
     1.58%, 8/5/03                                                    9,000          8,950
------------------------------------------------------------------------------------------
                                                                                    41,275
------------------------------------------------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES (COST $879,975)                                    879,975

 U.S. GOVERNMENT OBLIGATIONS - 3.5%
   U.S. Treasury Notes
     5.25%, 8/15/03                                                  50,000         50,674
     5.75%, 8/15/03                                                  50,000         50,770
     2.75%, 9/30/03                                                  55,000         55,310
     2.75%, 10/31/03                                                 75,000         75,538
     4.25%, 11/15/03                                                 45,000         45,810
     3.00%, 11/30/03                                                 22,000         22,233
------------------------------------------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATIONS ($300,335)                                      300,335

------------------------------------------------------------------------------------------
 INVESTMENTS, AT AMORTIZED COST (COST $6,816,078)                               $6,816,078

 REPURCHASE AGREEMENTS - 20.3%

 (COLLD. BY U.S. GOVERNMENT/AGENCY SECURITIES)

 JOINT REPURCHASE AGREEMENTS - 0.7%
   Morgan Stanley & Co., dated 3/31/03,
     repurchase price $13,915
     1.25%, 4/1/03                                                   13,914         13,914
   Bank of America Securities LLC, dated 3/31/03,
     repurchase price $20,873
     1.28%, 4/1/03                                                   20,872         20,872
   Societe Generale - New York Branch,
     dated 3/31/03, repurchase price $6,958
     1.30%, 4/1/03                                                    6,957          6,957
   UBS Warburg LLC, dated 3/31/03,
     repurchase price $20,873
     1.32%, 4/1/03                                                   20,872         20,872
------------------------------------------------------------------------------------------
                                                                                    62,615
------------------------------------------------------------------------------------------
 (COLLD. BY U.S. GOVERNMENT/AGENCY SECURITIES)

 REPURCHASE AGREEMENTS - 19.6%
   Bank of America Securities LLC, dated 3/31/03,
     repurchase price $200,008
     1.37%, 4/1/03                                                  200,000        200,000
   Merrill Lynch, dated 3/31/03,
     repurchase price $125,005
     1.38%, 4/1/03                                                 $125,000       $125,000
   UBS Warburg LLC., dated 3/31/03,
     repurchase price $300,012
     1.39%, 4/1/03                                                  300,000        300,000
   Lehman Brothers, Inc., dated 3/31/03,
     repurchase price $68,068
     1.40%, 4/1/03                                                   68,065         68,065
   Bear Stearns, Inc., dated 3/31/03,
     repurchase price $350,014
     1.42%, 4/1/03                                                  350,000        350,000
   Greenwich Capital Markets, Inc., dated 3/31/03,
     repurchase price $500,020
     1.44%, 4/1/03                                                  500,000        500,000
   Goldman Sachs & Co., Inc., dated 3/31/03,
     repurchase price $100,004
     1.48%, 4/1/03                                                  100,000        100,000
   Bear Stearns, Inc., dated 3/21/03,
     repurchase price $40,015
     1.25%, 5/21/03                                                  40,000         40,000
------------------------------------------------------------------------------------------
                                                                                 1,683,065
------------------------------------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENTS (COST $1,745,680)                                   1,745,680

------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS - 99.9% (COST $8,561,758)                                     8,561,758

     Other Assets less Liabilities - 0.1%                                            8,565
------------------------------------------------------------------------------------------
 NET ASSETS - 100.0%                                                             $8,570,323

(1) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT MARCH 31, 2003, THE VALUE OF THESE SECURITIES AMOUNTED TO APPROXIMATELY $90,631 OR 1.1% OF NET ASSETS.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 26 NORTHERN FUNDS ANNUAL REPORT

                                                              MONEY MARKET FUNDS

 SCHEDULE OF INVESTMENT                                           MARCH 31, 2003

 MUNICIPAL MONEY MARKET FUND

                                                                   PRINCIPAL
                                                                     AMOUNT         VALUE
                                                                     (000S)         (000S)
MUNICIPAL INVESTMENT - 98.6%

ALABAMA - 1.7%
   Alabama Special Care Facilities VRDB,
     Series 1999B, Mobile Financing Authority
     (Ascension Health Gtd.),
     1.15%, 4/7/03                                                   $6,800         $6,800
   Birmingham Medical Clinic Board VRDB,
     University of Alabama Health Services
     (Amsouth Bank LOC),
     1.30%, 4/7/03                                                    3,000          3,000
   Eutaw Industrial Development Board Pollution
     Control VRDB, Green County Project
     (Mississippi Power Co. Gtd.),
     1.30%, 4/1/03                                                    6,550          6,550
   Gadsen Industrial Development Board PCR
     Bonds, Alabama Power Co. Project
     (Alabama Power Gtd.),
     1.25%, 4/1/03                                                    2,250          2,250
   McIntosh Industrial Development Board
     Environmental Impact VRDB, Series 1998D
     (Ciba Specialty Chemicals Corp. Gtd.),
     1.20%, 4/1/03                                                    5,300          5,300
   McIntosh Industrial Development Board
     Environmental Impact VRDB, Series 1998E
     (AMT) (Ciba Specialty Chemicals Corp. Gtd.),
     1.25%, 4/1/03                                                   22,500         22,500
   Oxford G.O. Unlimited Warrants, Series 1996,
     Trust Receipts SGB34 (AMBAC Insured),
     1.23%, 4/7/03                                                    4,250          4,250
   Town of Columbia PCR VRDB,
     Series 1999C, Alabama Power Co. Project
     (Alabama Power Gtd.),
     1.20%, 4/1/03                                                    9,900          9,900
   Town of Mobile PCR VRDB,
     Series 1994A, Alabama Power Co. Project
     (Alabama Power Gtd.),
     1.20%, 4/1/03                                                    6,000          6,000
   Town of Parrish PCR VRDB,
     Series 1994A, Alabama Power Co. Project
     (Alabama Power Gtd.),
     1.20%, 4/1/03                                                    8,850          8,850
   West Jefferson County Industrial Independent
     Board VRDB, Series 1998, Alabama Power Co.
     Project (Alabama Power Gtd.),
     1.20%, 4/1/03                                                  $10,000        $10,000
------------------------------------------------------------------------------------------
                                                                                    85,400
------------------------------------------------------------------------------------------
ALASKA - 0.1%
   Alaska International Airports Revenue VRDB,
     Series 1999-I (AMT), Merlots (AMBAC Insured),
     1.31%, 4/7/03                                                    3,750          3,750
   Valdez Marine Terminal VRDB,
     Series 2001, Pipeline Project (BP PLC Gtd.),
     1.15%, 4/1/03                                                      600            600
------------------------------------------------------------------------------------------
                                                                                     4,350
------------------------------------------------------------------------------------------
ARIZONA - 0.7%
   Apache County IDA VRDN, Series 1996 (AMT),
     Imperial Components Inc. Project
     (Harris Trust & Savings Bank LOC),
     1.30%, 4/7/03                                                    1,000          1,000
   Maricopa County IDA SFM Revenue Bonds,
     Series 2001-2B, First Union Merlots 2001A126,
     1.31%, 4/7/03                                                    2,330          2,330
   Phoenix IDA SFM, Series 2001-2A (AMT),
     Merrill P-Floats PT-1344,
     1.22%, 4/7/03                                                    9,405          9,405
   Pima County IDA, Series 2002A,
     La Posada Project Senior Living Facilities
     (LaSalle Bank LOC),
     1.15%, 4/7/03                                                    7,300          7,300
   Salt River Agricultural Improvement & Power CP,
     Series B,
     1.05%, 4/8/03                                                    2,000          2,000
   Salt River Agricultural Improvement & Power
     Systems VRDB, Series 2002 L49J,
     1.32%, 4/7/03                                                    4,800          4,800
   Salt River Project System Revenue Refunding
     Bonds, Tax-Exempt Eagle Trust Series 2002A,
     1.23%, 4/7/03                                                    8,000          8,000
------------------------------------------------------------------------------------------
                                                                                    34,835
------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS ANNUAL REPORT 27 MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS

  MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                   PRINCIPAL
                                                                     AMOUNT         VALUE
                                                                     (000S)         (000S)
MUNICIPAL INVESTMENTS - 98.6% - CONTINUED

ARKANSAS - 0.3%
   Arkansas Hospital Equipment Finance Authority
     Revenue VRDB, Series 1998, AHA Pooled
     Finance Program (Bank of America LOC),
     1.25%, 4/7/03                                                   $4,115         $4,115
   Benton County Public Facilities Board VRDB
     (AMT), Bentonville Apartments (FHLMC Gtd.),
     1.20%, 4/7/03                                                    9,500          9,500
   West Memphis City IDR VRDN (AMT),
     Proform Co. LLC Project (U.S. Bank LOC),
     1.30%, 4/7/03                                                    1,950          1,950
------------------------------------------------------------------------------------------
                                                                                    15,565
------------------------------------------------------------------------------------------
CALIFORNIA - 3.4%
   California Department of Water Resources VRDB,
     Series 2002C-3, Power Supply Revenue
     (AMBAC Insured),
     1.15%, 4/7/03                                                    7,100          7,100
   California State RAN, Series 2002A,
     2.50%, 6/20/03                                                  94,750         94,938
   California State Variable Rate RANs,
     Series 2002A,
     1.31%, 4/7/03                                                   30,000         30,000
     Series 2002G,
     1.30%, 6/20/03                                                   3,000          3,000
   Charter Mac Variable Rate Certificates,
     Series 2001 (AMT), National-2,
     1.35%, 4/7/03                                                   20,000         20,000
   Los Angeles County Department of
     Water & Power VRDB, Series 2001B-1,
     1.15%, 4/1/03                                                      200            200
   Los Angeles Unified School District VRDB,
     Wachovia Merlots Series 2003A22
     (FSA Corp. Insured),
     1.21%, 4/7/03                                                   15,000         15,000
------------------------------------------------------------------------------------------
                                                                                   170,238
------------------------------------------------------------------------------------------
COLORADO - 2.0%
   Colorado Education & Cultural Facilities
     Authority, Series 1999, St. Mary's Academy
     Project (Bank One LOC),
     1.30%, 4/7/03                                                    5,000          5,000
   Colorado HFA Economic Development Revenue
     Bonds (AMT), Metal Sales Manufacturing
     Corp. Project (U.S. Bank LOC),
     1.38%, 4/7/03                                                   $2,000         $2,000
   Colorado HFA Economic Development Revenue
     Bonds (AMT), Walker Manufacturing Co.
     Project (Bank One LOC),
     1.40%, 4/7/03                                                    3,200          3,200
   Colorado HFA Revenue Bonds,
     First Union Merlot Series 2001A-6 (AMT),
     1.31%, 4/7/03                                                    6,995          6,995
   Colorado HFA Revenue Bonds (AMT),
     Genesis Innovations LLC (Bank One LOC),
     1.50%, 4/7/03                                                    5,340          5,340
   Colorado HFA Revenue Bonds (AMT),
     Series 2003 Class I-A-5,
     1.20%, 3/1/04                                                    5,000          5,000
   Colorado HFA SFM Revenue Bonds,
     First Union Merlot Series 2001A-2 (AMT),
     1.31%, 4/7/03                                                    5,990          5,990
   Colorado Student Obligation Bond Authority
     Revenue VRDB, Series A (AMT)
     (AMBAC Insured),
     1.25%, 4/7/03                                                   20,000         20,000
   Denver Airport System Revenue VRDB,
     Series 2000A (AMT), Merrill Lynch
     P-Floats PA-763 (AMBAC Insured),
     1.28%, 4/7/03                                                    4,995          4,995
   Denver Airport System Revenue VRDB,
     Series 2002C (AMT), Airport Revenue
     Refunding Bonds (Denver Airport System LOC),
     1.35%, 4/7/03                                                   19,000         19,000
   Denver City & County Multifamily Housing VRDB,
     Series 1985, Ogden Residence Project
     (Bank of America LOC),
     1.20%, 4/1/03                                                    4,960          4,960
   Jefferson County TAN,
     School District R-001,
     2.50%, 6/30/03                                                  10,000         10,027

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 28 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2003

                                                                   PRINCIPAL
                                                                     AMOUNT         VALUE
                                                                     (000S)         (000S)
MUNICIPAL INVESTMENTS - 98.6% - CONTINUED

COLORADO - 2.0% - (CONTINUED)
   Pitkin County IDA Bonds, Series 1994B (AMT),
     Aspen Skiing Co. Project (Bank One LOC),
     1.25%, 4/1/03                                                   $7,500         $7,500
------------------------------------------------------------------------------------------
                                                                                   100,007
------------------------------------------------------------------------------------------
DELAWARE - 1.0%
   Delaware Economic Development Authority
     IDR VRDN (AMT), Delaware Clean Power
     Project, Series 1997C,
     1.35%, 4/7/03                                                   12,200         12,200
     Series 1997D,
     1.40%, 4/7/03                                                   20,000         20,000
   New Castle County Airport Revenue
     Bonds (AMT), Flightsafety International, Inc.
     Project (Berkshire Hathaway, Inc. Gtd.),
     1.25%, 4/7/03                                                   16,615         16,615
------------------------------------------------------------------------------------------
                                                                                    48,815
------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA - 0.7%
   District of Columbia G.O. Refunding VRDB,
     Series PA-568, P-Float (FSA Insured),
     1.22%, 4/7/03                                                    4,165          4,165
   District of Columbia Metropolitan Airport
     Authority Revenue Bonds (AMT),
     SMB ROC No. 54 (MBIA Insured),
     1.30%, 4/7/03                                                    2,495          2,495
   District of Columbia Revenue Bonds,
     Henry J. Kaiser Foundation (Kaiser Family
     Foundation Gtd.),
     1.17%, 4/7/03                                                   16,000         16,000
   District of Columbia Revenue Bonds,
     Lowell School, Inc. Project
     (Wachovia Bank LOC),
     1.22%, 4/7/03                                                    2,750          2,750
   District of Columbia Water & Sewer
     Authority VRDB, Series 1998, Citibank
     Eagle Trust 985201 (FSA Insured),
     1.23%, 4/7/03                                                    3,300          3,300
   District of Columbia Water & Sewer
     Revenue Bonds, Citicorp Eagle Trust 8121A
     (FSA Insured),
     1.23%, 4/7/03                                                    7,590          7,590
------------------------------------------------------------------------------------------
                                                                                    36,300
------------------------------------------------------------------------------------------

FLORIDA - 5.6%
   Alachua County Health Facilities VRDB,
     Series 2002, Shands Health Care
     (SunTrust Bank LOC),
     1.20%, 4/1/03                                                   $8,100         $8,100
   Alachua County Health Facilities & Continuing
     Care VRDB, Series 2002A, Oak Hammock
     University Project (BNP Paribas LOC),
     1.15%, 4/1/03                                                   10,100         10,100
   Broward County Sales Tax Revenue Bonds CP,
     Series A,
     1.20%, 5/6/03                                                   13,695         13,695
   Charter Mac Certificate Trust I,
     National Series 2002 (AMT),
     1.35%, 4/7/03                                                   15,000         15,000
   City of Lakeland Energy System VRDB
     Series 2001A,
     1.15%, 4/7/03                                                    1,900          1,900
     Series 2003,
     1.15%, 4/7/03                                                   19,360         19,360
   Collier County IDA Health Care VRDB,
     NCH Healthcare System (Fifth Third Bank LOC),
     1.15%, 4/7/03                                                    2,950          2,950
   Dade County Special Obligation Refunding Bond,
     Series 2000-415 (AMBAC Insured),
     1.20%, 3/4/04                                                    7,995          7,995
   Florida Department of Juvenile Justice COP,
     First Union Merlots Series 2000-000
     (MBIA Insured),
     1.26%, 4/7/03                                                    6,200          6,200
   Florida DOT Bridge Construction, Series 2002A,
     ABN-Amro Muni TOP 2002-20 (MBIA Insured),
     1.65% 9/3/03                                                     8,845          8,845
   Florida Housing Finance Corp. Revenue VRDB
     (AMT), Merrill Lynch P-Floats PT-451,
     Homeowner Mortgage Services (FSA Insured),
     1.26%, 4/7/03                                                    2,920          2,920
   Florida State Board of Education Capital Outlay
     Revenue Bonds, Citicorp Eagle Trust
     Series 20000902,
     1.23%, 4/7/03                                                    4,550          4,550

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS ANNUAL REPORT 29 MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS

  MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                   PRINCIPAL
                                                                     AMOUNT         VALUE
                                                                     (000S)         (000S)
MUNICIPAL INVESTMENTS - 98.6% - CONTINUED

FLORIDA - 5.6% - (CONTINUED)
   Highlands County Health Facilities Authority
     VRDB, Adventist Health System - Sunbelt
     (SunTrust Bank LOC),
     Series 1996A,
     1.15%, 4/7/03                                                   $8,640         $8,640
     Series 2003A,
     1.15%, 4/7/03                                                    9,100          9,100
   Highlands County Health Facilities Authority
     VRDB, Series 1996A, Adventist Health
     System - Sunbelt (MBIA Insured),
     1.15%, 4/7/03                                                   31,700         31,700
   Hillsborough County Aviation Authority VRDB,
     Series 2003A, Merlots Series 2003A18
     (MBIA Insured),
     1.31%, 4/7/03                                                    4,000          4,000
   Jackson County PCR Refunding VRDB,
     Series 1997, Gulf Power Co. Project
     (Gulf Power Co. Gtd.),
     1.25%, 4/1/03                                                    1,500          1,500
   Jacksonville Electric Authority VRDB,
     Series 2001, Electric System Subordinated,
     1.20%, 4/1/03                                                      640            640
   Jacksonville Health Facilities Authority CP,
     Series 2001B, St. Lukes Hospital Association,
     1.04%, 6/10/03                                                   3,570          3,570
   Jacksonville PCR Refunding Bonds,
     Series 1994, Florida Power & Light Project,
     1.10%, 7/10/03                                                   5,000          5,000
   Lee Memorial Health System VRDB,
     Hospital Revenue,
     Series 1985D,
     1.20%, 4/7/03                                                    4,000          4,000
     Series 1995A,
     1.20%, 4/1/03                                                   11,650         11,650
     Series 1997B,
     1.20%, 4/1/03                                                    7,300          7,300
   Locklando Door & Millwork (Wachovia Bank LOC),
     1.32%, 4/7/03                                                    3,900          3,900
   Miami-Dade County Educational Facilities
     Authority VRDB, Series 2000, International
     University Foundation Project
     (SunTrust Bank LOC),
     1.15%, 4/7/03                                                   $1,400         $1,400
   Orange County HFA Bonds, Series 1987A,
     Citicorp Eagle Trust
     (Colld. by GNMA Securities),
     1.23%, 4/7/03                                                      950            950
   Orange County Health Facility Revenue
     Bonds, Municipal Trust Receipts
     Series 17, Adventist-Health
     (AMBAC Insured),
     1.30%, 4/7/03                                                   15,880         15,880
   Orange County Industrial Revenue
     Authority VRDB, Series 2002,
     Catholic Diocese Project
     (SunTrust Bank LOC),
     1.15%, 4/7/03                                                    3,000          3,000
   Orlando Utilities Commission, Series 1999A,
     Water & Electric Revenue BAN,
     1.08%, 7/18/03                                                   8,800          8,800
   Palm Beach County Health Facilities VRDB,
     Series 2001, Bethesda Healthcare System
     Project (SunTrust Bank LOC),
     1.20%, 4/1/03                                                   14,000         14,000
   Putnam County Development Authority
     PCR Bonds, Series D, Seminole Electric
     Cooperative Project (National Rural Utilities
     Cooperative Finance Co. Gtd.),
     1.45%, 6/15/03                                                  10,000         10,000
   Putnam County Development Authority PCR
     Bonds, Series 1984-H3, National Rural Utility
     Seminole Electric Cooperative Project
     (National Rural Utilities Cooperative
     Finance Co. Gtd.),
     1.25%, 9/15/03                                                   4,250          4,250
   Putnam County Development Authority PCR
     Bonds, Series 1984-H4, National Rural Utility
     Seminole Electric Cooperative Project
     (National Rural Utilities Cooperative
     Finance Co. Gtd.),
     1.25%, 9/15/03                                                   4,000          4,000

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 30 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2003

                                                                   PRINCIPAL
                                                                     AMOUNT         VALUE
                                                                     (000S)         (000S)
MUNICIPAL INVESTMENTS - 98.6% - CONTINUED

FLORIDA - 5.6% - (CONTINUED)
   Sarasota County Public Hospital Revenue
     VRDB, Series 1996A, Sarasota Memorial
     Hospital Project,
     1.10%, 4/10/03                                                  $5,800         $5,800
   Sunshine State Government Financing
     Authority CP, Series E,
     1.10%, 4/1/03                                                      286            286
     1.05%, 5/13/03                                                   3,714          3,714
   Sunshine State Government Financing
     Commission VRDB, Series 1986
     (AMBAC Insured),
     1.13%, 4/7/03                                                   17,845         17,845
------------------------------------------------------------------------------------------
                                                                                   282,540
------------------------------------------------------------------------------------------
GEORGIA - 5.2%
   Appling County Development Authority
     PCR VRDB, Series 1997, Georgia Power Co.
     Plant Hatch Project (Georgia Power Gtd.),
     1.20%, 4/1/03                                                    4,300          4,300
   Athens-Clarke Unified Government Development
     Authority VRDB, Series 2001, University of
     Georgia Athletic Association Project
     (SunTrust Bank LOC),
     1.20%, 4/1/03                                                    4,500          4,500
   Atlanta Airport Authority Revenue Bonds, First
     Union Merlots Series B (AMT)
     (FGIC Insured),
     1.31%, 4/7/03                                                    5,800          5,800
   Atlanta Urban Residential Authority VRDB
     (AMT), Series 2002A, Auburn Glenn
     Apartments (Wachovia Bank LOC),
     1.27%, 4/7/03                                                    4,900          4,900
   Atlanta Urban Residential Finance Authority
     Revenue Bonds, Series 2000 (AMT), Carver
     Redevelopment Project (SunTrust Bank LOC),
     1.25%, 4/7/03                                                    2,700          2,700
   Atlanta Urban Residential Finance Authority
     VRDB, Series 2001, Park Place South Project
     (SunTrust Bank LOC),
     1.15%, 4/7/03                                                   11,945         11,945
   Burke County Development Authority
    PCR VRDB, Series 1999, Oglethorpe Power
     Vogtle Project (Georgia Power Gtd.),
     1.20%, 4/1/03                                                  $11,845        $11,845
     Series 2000,
     1.20%, 4/1/03                                                    3,000          3,000
   Cobb County Housing Authority VRDB,
     Series 1993, Terrell II Mill Association
     Project (General Electric Corp. LOC),
     1.25%, 4/7/03                                                   10,600         10,600
   Cobb County Housing Authority VRDB,
     Series 1996, Post Bridge Project
     (Colld. by FNMA Securities),
     1.15%, 4/7/03                                                    7,700          7,700
   Cobb County Housing Authority VRDB,
     Series 2003, Woodchase Village Apartments
     (Regions Bank LOC),
     1.25%, 4/7/03                                                    4,000          4,000
   Dekalb County Hospital Authority Revenue
     VRDB, Series B, Dekalb Medical Center
     (SunTrust Bank LOC),
     1.15%, 4/7/03                                                    1,605          1,605
   Columbia County Residential Care Facilities
     VRDB, Series 1990, Augusta Resource
     Center on Aging (Wachovia Bank LOC),
     1.17%, 4/7/03                                                   10,500         10,500
   Dekalb County Development Authority VRDB,
     Jewish Community Center
     (Wachovia Bank LOC),
     1.17%, 4/7/03                                                    5,585          5,585
   Dekalb County Housing Authority VRDB (AMT),
     Series 2002A-1, Mountain Crest Apartments
     Project (SunTrust Bank LOC),
     1.25%, 4/7/03                                                    4,000          4,000
   Dekalb County Multifamily Housing Authority
     VRDB, Series 2002 (AMT), Wesley Club
     Apartments (SunTrust Bank LOC),
     1.25%, 4/7/03                                                    3,000          3,000
   Fulton County Development Authority VRDB,
     Series 2001, Lovett School Project
     (SunTrust Bank LOC),
     1.15%, 4/7/03                                                    1,000          1,000

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS ANNUAL REPORT 31 MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS

  MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                   PRINCIPAL
                                                                     AMOUNT         VALUE
                                                                     (000S)         (000S)
MUNICIPAL INVESTMENTS - 98.6% - CONTINUED

GEORGIA - 5.2% - (CONTINUED)
     Series 2002,
     1.15%, 4/7/03                                                   $3,000         $3,000
   Fulton County Development Authority VRDB,
     Series 2003, Sheltering Arms Project
     (Bank of America LOC),
     1.15%, 4/7/03                                                    2,000          2,000
   Gainesville & Hall County Development
     Authority VRDB (AMT), Sheperd Construction
     Co. Project (SunTrust Bank LOC),
     1.30%, 4/7/03                                                    2,500          2,500
   Gainesville Redevelopment Authority VRDB,
     Series 2003 Riverside Military Academy
     (SunTrust Bank LOC),
     1.15%, 4/7/03                                                    1,000          1,000
   Georgia State G.O. VRDB,
     Eagle Trust Series 97C1001,
     1.23%, 4/7/03                                                   15,500         15,500
     Eagle Trust Series 97C1002,
     1.23%, 4/7/03                                                   15,100         15,100
     Eagle Trust Series 99D1002,
     1.23%, 4/7/03                                                   17,280         17,280
   Georgia State Ports Authority (AMT),
     Colonel Island Terminal Project
     (SunTrust Bank LOC),
     1.25%, 4/7/03                                                    4,000          4,000
   Gwinnet County Development Authority IDR
     Bonds (AMT), CBD Management LLC Project
     (Wachovia Bank LOC),
     1.32%, 4/7/03                                                    2,500          2,500
   Gwinnet County Housing Authority Revenue
     Bonds (AMT), Herrington Mill Apartments
     Project (SunTrust Bank LOC),
     1.25%, 4/7/03                                                    5,000          5,000
   Gwinnet County Multifamily Housing VRDB,
     Series 1997, Post Chase Project
     (Colld. by FNMA Securities),
     1.15%, 4/7/03                                                    7,000          7,000
   Haralson County Development Authority IDR
     Bonds (AMT), Series 1995, Gold Kist, Inc.
     Project (Harris Trust & Savings LOC),
     1.30%, 4/7/03                                                    7,500          7,500
   Macon-Bibb County Hospital Authority Revenue
     Anticipation Certificates, Series 1997,
     Medical Center of Central Georgia Project
     (SunTrust Bank LOC),
     1.15%, 4/7/03                                                   $8,800         $8,800
   Macon-Bibb County Hospital Authority
     Revenue Anticipation Certificates,
     Series 2000 (SunTrust Bank LOC),
     1.20%, 4/1/03                                                   21,300         21,300
   Macon-Bibb County Urban Development
     Authority Revenue VRDB, Bibb County Law
     Enforcement Center Project
     (Wachovia Bank LOC),
     1.17%, 4/7/03                                                   13,900         13,900
   Monroe County Development Authority VRDB,
     Series 1999, Oglethorpe Power Scherer
     Project (AMBAC Insured),
     1.20%, 4/1/03                                                    9,515          9,515
   Monroe County Development Authority PCR VRDB,
     Series 2000, Oglethorpe Power Project
     (AMBAC Insured),
     1.20%, 4/1/03                                                    3,965          3,965
   Monroe County Development Authority PCR VRDB,
     Series 2002, Oglethorpe Power Project
     (MBIA Insured),
     1.20%, 4/1/03                                                    6,500          6,500
   Savannah Economic Development Authority
     Revenue VRDN, Series 1997 (AMT), Georgia
     Kaolin Terminals (Bank of America LOC),
     1.25%, 4/7/03                                                    5,000          5,000
   Thomas-Upson County IDR Bonds (AMT),
     Oracle, Inc. Project (Bank One LOC),
     1.50%, 4/7/03                                                    3,990          3,990
   Thomasville Hospital Authority Revenue
     Anticipation Certificates, Series 2003,
     JD Archibald Memorial Hospital Project
     (SunTrust Bank LOC),
     1.15%, 4/7/03                                                    4,000          4,000
   Waleska Downtown Development Authority
     Revenue Bonds, Reinhardt College Project
     (Regions Bank of Alabama LOC),
     1.25%, 4/7/03                                                    3,600          3,600

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 32 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2003

                                                                   PRINCIPAL
                                                                     AMOUNT         VALUE
                                                                     (000S)         (000S)
MUNICIPAL INVESTMENTS - 98.6% - CONTINUED

GEORGIA - 5.2% - (CONTINUED)
   Whitfield County IDA Revenue Bonds (AMT),
     H&S Whitting, Inc. Project (Bank of America LOC),
     1.25%, 4/7/03                                                   $1,200         $1,200
------------------------------------------------------------------------------------------
                                                                                   261,130
------------------------------------------------------------------------------------------
HAWAII - 0.9%
   Hawaii Department of Finance VRDB,
     Series 2003D, Kahala Nui Project
     (LaSalle Bank LOC),
     1.15%, 4/7/03                                                   28,000         28,000
   Hawaii State G.O. Bonds, Citicorp Eagle
     Trust 20001101 (FGIC Insured),
     1.23%, 4/7/03                                                    6,000          6,000
   Honolulu City and County G.O. Bonds,
     Series C (FGIC Insured),
     1.30%, 12/5/03                                                  11,600         11,600
------------------------------------------------------------------------------------------
                                                                                    45,600
------------------------------------------------------------------------------------------
IDAHO - 0.3%
   Boise City Housing Authority VRDB (AMT),
     Series 2002B, Civic Plaza Housing Project
     (KeyBank LOC),
     1.30%, 4/7/03                                                   12,825         12,825
------------------------------------------------------------------------------------------
ILLINOIS - 11.4%
   Arlington Heights IDR Bonds, Series 1997
     (AMT), 3E Graphics & Printing Project
     (Harris Trust & Savings Bank LOC),
     1.30%, 4/7/03                                                    2,280          2,280
   Aurora IDR Bonds, Series 2001 (AMT),
     Kenson Industries, Inc. Project
     (Harris Trust & Savings Bank LOC),
     1.25%, 4/7/03                                                    3,400          3,400
   Bolingbrook Will-DuPage County Special
     Service Area 2 VRDB, Series 2001B, Bloomfield
     West Project (Bank One LOC),
     1.25%, 4/7/03                                                    5,000          5,000
   Chicago Board of Education G.O. Bonds,
     First Union Merlots Series 2001A47, School
     Reform (FGIC Insured),
     1.26%, 4/7/03                                                    9,340          9,340
   Chicago Board of Education G.O. Unlimited VRDB,
     Series A PA 616, School Reform Board
     (FGIC Insured),
     1.22%, 4/7/03                                                    5,405          5,405
   Chicago Board of Education VRDB, Series 2000A,
     School Reform Board (FGIC Insured),
     1.25%, 4/7/03                                                   $6,200         $6,200
   Chicago G.O. Project & Refunding Bonds,
     Series 1998M, Bank of America Partnership
     (FGIC Insured),
     1.25%, 4/7/03                                                   15,000         15,000
   Chicago G.O. Refunding VRDB, Series 1998,
     Citicorp Eagle Trust 981302 (FSA Insured),
     1.23%, 4/7/03                                                   11,600         11,600
   Chicago IDR Bonds, Series 1998 (AMT),
     Freedman Seating Co. Project
     (LaSalle Bank LOC),
     1.25%, 4/7/03                                                    3,530          3,530
   Chicago IDR VRDB, Series 1996B (AMT),
     Guernsey Bel, Inc. Project (LaSalle Bank LOC),
     1.25%, 4/7/03                                                    2,655          2,655
   Chicago IDR VRDB, Series 2001 (AMT),
     John Hofmeister & Sons
     (Harris Trust & Savings Bank LOC),
     1.30%, 4/7/03                                                    5,700          5,700
   Chicago Midway Airport Revenue VRDB,
     Series 1995 (AMT), American Transit Airline,
     Inc. Project (Bank One LOC),
     1.30%, 4/7/03                                                    5,500          5,500
   Chicago Multifamily Housing Revenue VRDB
     (AMT), Churchview Supportive Living
     (Harris Trust & Savings LOC),
     1.25%, 4/7/03                                                    3,000          3,000
   Chicago Multifamily Housing Revenue VRDB,
     Series 1999A (AMT), Renaissance Center LP
     Project (Harris Trust & Savings Bank LOC),
     1.30%, 4/7/03                                                    5,210          5,210
   Chicago O'Hare International Airport Revenue
     VRDB, Series 2002 (AMT), O'Hare Technology
     Center II Project (LaSalle Bank LOC),
     1.25%, 4/7/03                                                    5,000          5,000
   Chicago School Reform Board G.O. VRDB,
     Series 1996, Bank of America (MBIA Insured),
     1.25%, 4/7/03                                                    8,200          8,200

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS ANNUAL REPORT 33 MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS

   MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                   PRINCIPAL
                                                                     AMOUNT         VALUE
                                                                     (000S)         (000S)
MUNICIPAL INVESTMENTS - 98.6% - CONTINUED

ILLINOIS - 11.4% - (CONTINUED)
   Chicago SFM Revenue Bonds, Series 1998C-1
     (AMT), Merrill P-Floats PT-233,
     1.25%, 4/7/03                                                   $4,030         $4,030
   Chicago SFM Revenue VRDB, Series C (AMT),
     First Union Merlots Series 2000A31,
     1.31%, 4/7/03                                                    1,370          1,370
   Crestwood IDR VRDB (AMT), GMG Warehouse
     LLC Project (LaSalle Bank LOC),
     1.25%, 4/7/03                                                    2,550          2,550
   Des Plaines City VRDB, Series 1996 (AMT),
     Finzer Roller, Inc. Project
     (Harris Trust & Savings Bank LOC),
     1.30%, 4/7/03                                                    1,200          1,200
   DuPage, Cook & Will Counties Revenue Bonds,
     Series 2003, Community College District 502,
     3.00%, 1/1/04                                                    1,045          1,060
   Elgin City IDR VRDB, Series 1996A (AMT),
     Bailey Development LLC Project
     (LaSalle Bank LOC),
     1.25%, 4/7/03                                                    3,000          3,000
   Elgin City IDR VRDB, Series 1999 (AMT), Questek
     Manufacturing Corp. (Bank One LOC),
     1.40%, 4/7/03                                                    3,250          3,250
   Elgin City Industrial Project Revenue VRDB (AMT),
     1925 Holmes Road Project
     (Harris Trust & Savings Bank LOC),
     1.30%, 4/7/03                                                    3,300          3,300
   Frankfort IDR VRDB, Series 1996 (AMT),
     Bimba Manufacturing Co. Project
     (Harris Trust & Savings Bank LOC),
     1.30%, 4/7/03                                                    2,850          2,850
   Fulton IDR VRDB, Series 1998 (AMT), Drives,
     Inc. Project (Harris Trust & Savings Bank LOC),
     1.30%, 4/7/03                                                    3,375          3,375
   Illinois Development Finance Authority,
     Enterprise Office Campus
     (Colld. by U.S. Government Securities),
     1.20%, 6/1/03                                                    5,950          5,950
   Illinois Development Finance Authority Bonds
     (AMT), M-Wave (Bank One LOC),
     1.45%, 4/7/03                                                    3,280          3,280
   Illinois Development Finance Authority Bonds
     VRDB, Children's Home (Bank One LOC),
     1.20%, 4/7/03                                                   $5,600         $5,600
   Illinois Development Finance Authority VRDB,
     Series 2003B, Jewish Charities
     (Harris Trust & Savings Bank LOC),
     1.20%, 4/7/03                                                    7,000          7,000
   Illinois Development Finance Authority VRDB,
     Series 2001A, Evanston Hospital,
     1.15%, 4/7/03                                                    9,700          9,700
   Illinois Development Finance Authority VRDB,
     Series 2002, Jewish Federation of Metropolitan
     Chicago (AMBAC Insured),
     1.20%, 4/1/03                                                    4,000          4,000
   Illinois Development Finance Authority VRDB,
     WTTW Communications Inc.
     (LaSalle Bank LOC),
     1.15%, 4/7/03                                                    1,000          1,000
   Illinois Development Finance Authority Industrial
     Project Revenue VRDN, Series 1990 (AMT),
     Solar Press, Inc. Project (LaSalle Bank LOC),
     1.25%, 4/7/03                                                    2,900          2,900
   Illinois Development Finance Authority Revenue
     Bonds, Chicago Shakespeare Project
     (LaSalle Bank LOC),
     1.17%, 4/7/03                                                    4,100          4,100
   Illinois Development Finance Authority Revenue
     Bonds, Series 1999D-2, AMR Pooled Finance
     Program (Fifth Third Bank LOC),
     1.25%, 4/7/03                                                    7,035          7,035
   Illinois Development Finance Authority Revenue
     Bonds, Series 1998 (AMT), Flying Food Fare, Inc.
     (Bank of America LOC),
     1.30%, 4/7/03                                                    5,500          5,500
   Illinois Development Finance Authority Revenue
     Bonds, Series 2001, British Home For Retired
     Men & Women Project (LaSalle Bank LOC),
     1.17%, 4/7/03                                                    4,000          4,000
   Illinois Development Finance Authority Revenue
     Bonds (AMT), Series 1994, NU-Way Industries,
     Inc. Project (LaSalle Bank LOC),
     1.25%, 4/7/03                                                    1,200          1,200

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 34 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2003

                                                                   PRINCIPAL
                                                                     AMOUNT         VALUE
                                                                     (000S)         (000S)
MUNICIPAL INVESTMENTS - 98.6% - CONTINUED

ILLINOIS - 11.4% - (CONTINUED)
   Illinois Development Finance Authority IDR VRDB
     (AMT), Series 2000 Olson International Limited
     Project (Bank One LOC),
     1.40%, 4/7/03                                                   $2,030         $2,030
   Illinois Development Finance Authority IDR VRDB,
     Series 1997A (AMT), Randall Metals Corp.
     Project (LaSalle Bank LOC),
     1.50%, 4/7/03                                                    2,130          2,130
   Illinois Development Finance Authority IDR
     VRDB (AMT), Astron Midwestern, Inc. Project
     (American National Bank & Trust LOC),
     1.40%, 4/7/03                                                    3,685          3,685
   Illinois Development Finance Authority IDR VRDB,
     Series 1999 (AMT), Amtex Steel, Inc. Project
     (LaSalle Bank LOC),
     1.25%, 4/7/03                                                    5,300          5,300
   Illinois Development Finance Authority IDR VRDN
     (AMT), Bimba Manufacturing Co. Project
     (Harris Trust & Savings Bank LOC),
     1.30%, 4/7/03                                                    2,080          2,080
   Illinois Development Finance Authority Revenue
     VRDB, Series 1989 (AMT), DE  Akin Seed Co.
     (Bank One LOC),
     1.30%, 4/7/03                                                    1,050          1,050
   Illinois Development Finance Authority Revenue
     VRDN, Series 1999 (AMT), Elite Manufacturing
     Technology, Inc. Project
     (Harris Trust & Savings Bank LOC),
     1.30%, 4/7/03                                                    4,000          4,000
   Illinois Development Finance Authority Revenue
     VRDN, Series 1999A (AMT), Nuevo Hombres LLC
     Project (American National Bank & Trust LOC),
     1.40%, 4/7/03                                                    5,170          5,170
   Illinois Development Finance Authority VRDN,
     Series 1997 (AMT), Ciccone Food Products, Inc.
     (Harris Trust & Savings Bank LOC),
     1.30%, 4/7/03                                                    4,100          4,100
   Illinois Development Finance Authority Water
     Facilities Revenue VRDB (AMT),
     Illinois-American Water (MBIA Insured),
     1.25%, 4/7/03                                                    5,000          5,000
   Illinois Educational Facilities Authority Revenue
     Bonds, Augustana College (LaSalle Bank LOC),
     1.20%, 4/7/03                                                   $3,590         $3,590
   Illinois Educational Facilities Authority Revenue
     Bonds, Illinois Institute of Technology
     (Wachovia Bank LOC),
     1.20%, 4/7/03                                                   17,535         17,535
   Illinois Educational Facilities Authority Revenue
     Bonds, University of Chicago,
     1.55%, 6/3/03                                                    6,000          6,000
     1.65%, 7/1/03                                                    3,000          3,000
     1.60%, 8/1/03                                                    6,000          6,000
   Illinois Educational Facilities Authority Revenue
     Bonds, Series 1999B, National Louis University
     (Bank One LOC),
     1.20%, 4/7/03                                                   10,000         10,000
   Illinois Educational Facilities Authority Revenue
     Bonds, Series 2002, Saint Augustine College
     Project (Bank One LOC),
     1.15%, 4/1/03                                                    6,070          6,070
   Illinois Educational Facilities Authority Revenue
     Bonds, Series 2002, Saint Xavier University
     Project (LaSalle Bank LOC),
     1.17%, 4/7/03                                                    5,000          5,000
   Illinois Educational Facilities Authority Revenue
     Bonds, Series 2002 (AMT), Aurora University
     (Fifth Third Bank LOC),
     1.20%, 4/7/03                                                    3,300          3,300
   Illinois First G.O., Series 2002,
     Merlots Series 2003A9 (MBIA Insured),
     1.26%, 4/7/03                                                    5,700          5,700
   Illinois First G.O., Series 2002,
     Merlots Series 2003B-04 (MBIA Insured),
     1.26%, 4/7/03                                                    4,380          4,380
   Illinois HDA Multifamily Revenue VRDB (AMT),
     Series B, Louis Joliet Apartments
     (Harris Trust & Savings LOC),
     1.30%, 4/7/03                                                    1,015          1,015
   Illinois Health Facilities Authority Revenue
     Bonds, Evanston Hospital Corp.,
     Series 1987A,
     1.08%, 8/28/03                                                   1,300          1,300

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS ANNUAL REPORT 35 MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS

  MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                   PRINCIPAL
                                                                     AMOUNT         VALUE
                                                                     (000S)         (000S)
MUNICIPAL INVESTMENTS - 98.6% - CONTINUED

ILLINOIS - 11.4% - (CONTINUED)
     Series 1987B,
     1.08%, 8/28/03                                                  $7,000         $7,000
     Series 1995,
     1.10%, 9/25/03                                                  10,000         10,000
     Series 1996,
     1.05%, 5/15/03                                                  15,000         15,000
   Illinois Health Facilities Authority Revenue
     Bonds, Series 166, Sinai Health System
     (AMBAC Insured),
     1.65%, 8/7/03                                                    5,000          5,000
   Illinois Health Facilities Authority VRDB,
     Series 1996, Franciscan Eldercare Village
     (LaSalle Bank LOC),
     1.20%, 4/7/03                                                      200            200
   Illinois Health Facilities Authority VRDB,
     Series 1996, Proctor Hospital (Bank One LOC),
     1.20%, 4/7/03                                                    7,500          7,500
   Illinois State G.O. Bonds, Series 2002,
     Tax-Exempt Eagle Trust 20021301, Illinois First
     (FGIC Insured),
     1.23%, 4/7/03                                                    5,000          5,000
   Illinois State Revenue Anticipation Certificates,
     3.00%, 4/15/03                                                  20,000         20,012
     2.50%, 5/15/03                                                  23,000         23,030
     3.00%, 6/15/03                                                  80,000         80,248
   Illinois State Sales Tax Revenue Bonds,
     Salomon Smith Barney Eagle Trust,
     1.23%, 4/7/03                                                    5,045          5,045
   Justice VRDB, Series 2000 (AMT),
     Candlewood Apartments Project (FNMA LOC),
     1.25%, 4/7/03                                                   10,700         10,700
   Metropolitan Pier & Exposition Authority TRB,
     Citigroup Eagle Trust Series 20026001,
     (MBIA Insured),
     1.23%, 4/7/03                                                   10,000         10,000
   Metropolitan Pier & Exposition Authority TRB,
     First Union Merlots Series 2000VVV
     (FGIC Insured),
     1.26%, 4/7/03                                                    6,000          6,000
   Naperville Revenue Bonds, Series 1999,
     Heritage YMCA Group Inc.
     (Fifth Third Bank LOC),
     1.13%, 4/7/03                                                   $8,000         $8,000
   Regional Transportation Authority Revenue
     Bonds, Series 20001303 (MBIA Insured),
     1.23%, 4/7/03                                                   10,210         10,210
   Rockford Revenue Bonds, Series 2002,
     Wesley Willows Obligated Group
     (Marshall & Ilsley LOC),
     1.20%, 4/1/03                                                    7,500          7,500
   Romeoville IDR VRDB, Series 1997 (AMT),
     Metropolitan Industries, Inc. Project
     (Harris Trust & Savings Bank LOC),
     1.30%, 4/7/03                                                    2,000          2,000
   Sangamon County Tax Anticipation Warrants,
     School District 186,
     2.00%, 12/18/03                                                  4,600          4,628
   Savanna IDR VRDB, Series 1994 (AMT),
     Metform Corp. Project (Bank One LOC),
     1.25%, 4/7/03                                                    6,500          6,500
   St. Clair County IDR VRDN (AMT),
     Stellar Manufacturing Project
     (Bank of America LOC),
     1.30%, 4/7/03                                                    4,750          4,750
   Southwestern Illinois Development Authority
     VRDB, Series 2002 (AMT),
     Waste Management Inc. Project,
     1.25%, 4/7/03                                                    4,700          4,700
   University of Illinois Auxiliary Facility Revenue
     Bonds, Eagle Trust Series 20001301
     (MBIA Insured),
     1.23%, 4/7/03                                                    3,000          3,000
   University of Illinois Revenue Bonds, Auxiliary
     Facility System, Merlots Series 2000S
     (MBIA Insured),
     1.26%, 4/7/03                                                    3,500          3,500
   Village of Niles IDR VRDB, Series 1996 (AMT),
     Lewis Spring & Manufacturing Co. Project
     (Harris Trust & Savings Bank LOC),
     1.30%, 4/7/03                                                    1,990          1,990

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 36 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2003

                                                                   PRINCIPAL
                                                                     AMOUNT         VALUE
                                                                     (000S)         (000S)
MUNICIPAL INVESTMENTS - 98.6% - CONTINUED

ILLINOIS - 11.4% - (CONTINUED)
   Village of Vernon Hills IDR Bonds (AMT),
     Accurate Transmissions, Inc.
     (LaSalle Bank LOC),
     1.25%, 4/7/03                                                   $3,860         $3,860
   West Chicago City IDR VRDB, Series 1999
     (AMT), Royal Gold Ribbon Foods Project
     (Bank One LOC),
     1.40%, 4/7/03                                                    1,900          1,900
   Will County Solid Waste Bonds, Series 1997
     (AMT), BASF Corp.,
     1.30%, 4/1/03                                                    9,000          9,000
   Will-Kankakee Regional Development Authority
     Revenue Bonds (AMT), T.H. Davidson & Co.,
     Inc. Project (LaSalle Bank LOC),
     1.25%, 4/7/03                                                    3,740          3,740
------------------------------------------------------------------------------------------
                                                                                   571,718
------------------------------------------------------------------------------------------
INDIANA - 3.8%
   Anderson City Economic Development
     Revenue VRDB, Series 1996 (AMT), Gateway
     Village Project,
     1.25%, 4/7/03                                                    2,790          2,790
   Avilla Economic Development Revenue Bonds,
     Series 1996 (AMT), Pent Assemblies, Inc.
     Project (Bank One LOC),
     1.40%, 4/7/03                                                    4,000          4,000
   Dekko Foundation Education Facilities COP,
     Series 1 (Bank One LOC),
     1.35%, 4/7/03                                                    5,275          5,275
   Fort Wayne Economic Development Revenue
     Bonds (AMT), Series 2002, Ottenweller Co., Inc.
     Project (Bank One LOC),
     1.39%, 4/7/03                                                    3,050          3,050
   Hammond City Economic Development Revenue
     Bonds, Series 1996A (AMT),
     Annex at Douglas Point Project,
     1.25%, 4/7/03                                                    2,840          2,840
   Indiana Bond Bank Advance Funding
     Program Notes, Series 2003A,
     2.00%, 1/27/04                                                  31,835         32,068
   Indiana Development Finance Authority Bonds,
     Youth Opportunity Center Project
     (Bank One LOC),
     1.20%, 4/7/03                                                    1,700          1,700
   Indiana Development Finance Authority VRDB,
     Series 2001 (AMT), Bhar Co. Project
     (Bank One LOC),
     1.50%, 4/7/03                                                   $2,000         $2,000
   Indiana Development Finance Authority VRDB,
     Series 2002, Indianapolis Museum of Art
     (Bank One LOC),
     1.20%, 4/7/03                                                   10,400         10,400
   Indiana Development Finance Authority
     IDR VRDB (AMT), Red Gold, Inc. Project
     (Harris Trust & Savings Bank LOC),
     Series 1994A,
     1.30%, 4/7/03                                                    4,200          4,200
     Series 1994B,
     1.30%, 4/7/03                                                    2,600          2,600
   Indiana Development Finance Authority
     IDR VRDB (AMT), Series 2002, Republic
     Services Inc. (SunTrust Bank LOC),
     1.30%, 4/1/03                                                      100            100
   Indiana Health Facilities Finance Authority
     Revenue Bonds, Series 2001A-4, Ascension
     Health Credit Group,
     1.15%, 3/2/04                                                   15,000         15,000
   Indiana State HFA SFM Revenue Bonds (AMT)
     (FNMA Gtd.), Series 2000B6, First Union Merlots,
     1.31%, 4/7/03                                                    5,875          5,875
     Series 2001A2, First Union Merlots,
     1.31%, 4/7/03                                                    1,775          1,775
   Indiana Transportation Authority Highway
     Revenue Bonds, Series 981402, Citicorp
     Eagle Trust,
     1.23%, 4/7/03                                                   17,690         17,690
   Indiana University CP,
     Series 2002 (Bank One LOC),
     1.20, 6/13/03                                                    5,011          5,011
   Indianapolis Local Public Improvement Bond
     Bank CP (KeyBank LOC),
     Series 2002A,
     1.10%, 5/14/03                                                   4,682          4,682
     Series 2002B,
     1.10%, 8/14/03                                                   8,514          8,514

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS ANNUAL REPORT 37 MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS

  MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                   PRINCIPAL
                                                                     AMOUNT         VALUE
                                                                     (000S)         (000S)
MUNICIPAL INVESTMENTS - 98.6% - CONTINUED

INDIANA - 3.8% - (CONTINUED)
   Laporte City VRDB, Series 2001 (AMT),
     Alpha Baking Co., Inc. Project
     (Harris Trust & Savings Bank LOC),
     1.30%, 4/7/03                                                   $2,130         $2,130
   Madison Economic Development Authority
     Revenue VRDB (AMT), Arvin Sango, Inc.
     Project (Huntington National Bank LOC),
     1.35%, 4/7/03                                                    9,600          9,600
   Monroe County Hospital Authority Revenue
     VRDB, Series 1999, Bloomington Hospital and
     Continuing Care (MBIA Insured),
     1.15%, 4/7/03                                                   18,100         18,100
   Newton County Economic Development Revenue
     VRDB, Intec Group, Inc. Project
     (LaSalle Bank LOC),
     1.25%, 4/7/03                                                    5,500          5,500
   North Vernon Economic Development Revenue
     Bonds (AMT), Oak Meadows Apartments Project,
     1.30%, 4/7/03                                                    3,090          3,090
   Shelby Eastern School Building Corp. VRDB,
     Merlot Series 2001A84 (FGIC Insured),
     1.26%, 4/7/03                                                    2,000          2,000
   Sullivan PCR VRDB, Series 1985L-3,
     Hoosier Energy Rural Electric Cooperative
     Project (Natural Rural Utilities Cooperative
     Finance Co. Gtd.),
     1.20%, 6/18/03                                                   6,200          6,200
     1.15%, 7/24/03                                                   3,500          3,500
   Tippecanoe County PCR Bonds (AMT),
     Caterpillar, Inc. Project,
     1.35%, 4/7/03                                                    8,750          8,750
------------------------------------------------------------------------------------------
                                                                                   188,440
------------------------------------------------------------------------------------------
IOWA - 0.4%
   Iowa Finance Authority Economic Development
     Revenue Bonds, Series 2002, Iowa West
     Foundation Project (U.S. Bank LOC),
     1.15%, 4/7/03                                                      400            400
   Iowa Finance Authority Single Family Revenue
     Bonds (AMT), Wachovia Merlots Series 2002A46,
     1.31%, 4/7/03                                                    4,865          4,865
   Iowa Higher Education Authority, Series 2003,
     Graceland College (Bank of America LOC),
     1.20%, 4/7/03                                                   $2,000         $2,000
   Iowa State Revenue Primary Road Fund RANs,
     Series 2002,
     2.50%, 6/30/03                                                  10,000         10,026
------------------------------------------------------------------------------------------
                                                                                    17,291
------------------------------------------------------------------------------------------
KANSAS - 0.1%
   Kansas City GNMA Collateralized Mortgage
     Revenue Bonds, Series 1988B (AMT),
     1.32%, 4/7/03                                                    1,455          1,455
   Kansas Development Finance Authority VRDB,
     Series 2000N, Hays Medical Center
     (U.S. Bank LOC),
     1.20%, 4/1/03                                                    6,305          6,305
   Kansas Development Finance Authority VRDB,
     Series 2001 (AMT), Oak Ridge Park II
     Apartments (FHLB LOC),
     1.35%, 4/7/03                                                    3,650          3,650
   Kansas State Department of Transportation
     Highway Revenue VRDB, Eagle Series 20001601,
     1.23%, 4/7/03                                                    5,975          5,975
   Lenexa Multi Family Housing VRDB, Series 2003A,
     Barrington Park Apartments (FNMA LOC),
     1.15%, 4/7/03                                                    5,700          5,700
   Wichita G.O. Temporary Notes, Series 207,
     2.00%, 8/21/03                                                  25,000         25,090
------------------------------------------------------------------------------------------
                                                                                    48,175
------------------------------------------------------------------------------------------
KENTUCKY - 2.4%
   Breckinridge County Revenue Bonds,
     Series 2002A, County Leasing (U.S. Bank LOC),
     1.20%, 4/1/03                                                    6,580          6,580
   Carroll County Solid Waste Disposal Revenue
     Bonds (AMT), BPB Acquisition Project
     (Citibank LOC),
     1.25%, 4/7/03                                                    5,000          5,000
   Carroll County Solid Waste Disposal VRDB (AMT),
     Celotex Corp. (Citibank LOC),
     1.25%, 4/7/03                                                    7,890          7,890

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 38 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2003

                                                                   PRINCIPAL
                                                                     AMOUNT         VALUE
                                                                     (000S)         (000S)
MUNICIPAL INVESTMENTS - 98.6% - CONTINUED

KENTUCKY - 2.4% - (CONTINUED)
   Clark County Industrial Building Revenue
     VRDB, Series 1996 (AMT), Bluegrass
     Art Cast Project (Bank One LOC),
     1.40%, 4/7/03                                                   $2,090         $2,090
   Fort Mitchell Kentucky League of Cities,
     Series 2002A, Trust Lease Program
     (U.S. Bank LOC),
     1.20%, 4/7/03                                                    5,750          5,750
   Franklin County G.O. Refunding Notes,
     Series 2001 (Bank One LOC),
     1.25%, 4/7/03                                                    5,050          5,050
   Henderson County Revenue Bond,
     Murray-Calloway County Public Hospital Project,
     1.25%, 4/7/03                                                    5,250          5,250
   Henderson County VRDB, Series 2002B1,
     Kentucky Hospital Association Health Facilities
     (Branch Banking & Trust Co. LOC),
     1.25%, 4/7/03                                                    9,005          9,005
   Kentucky Asset/Liability Commission VRDB,
     General Fund Revenue,
     Series 2002A,
     2.75%, 6/26/03                                                  12,200         12,230
     Series 2002B,
     1.30%, 6/26/03                                                  15,000         15,000
   Kentucky Association of Counties TRAN,
     3.00%, 6/30/03                                                   8,500          8,527
   Kentucky Development Finance Authority
     Revenue Bonds (AMT), Republic Services,
     Inc. Project (Bank of America LOC),
     1.25%, 4/7/03                                                    8,500          8,500
   Kentucky Housing Corp. Revenue Bonds,
     First Union Merlots Series 2000B9 (AMT),
     1.31%, 4/7/03                                                    9,970          9,970
   Kentucky State Turnpike Economic Development
     Authority VRDN, Morgan Stanley Floating Rate
     Trust Certificate 2000 Series 293
     (AMBAC Insured),
     1.21%, 4/7/03                                                    4,070          4,070
   Lexington-Fayette Urban County Airport
     First Mortgage Revenue Bonds, Series 1998A
     (MBIA Insured),
     1.30%, 4/1/03                                                  $10,700        $10,700
   Logan/Todd Regional Water Commission BAN,
     3.00%, 8/1/03                                                    2,500          2,512
------------------------------------------------------------------------------------------
                                                                                   118,124
------------------------------------------------------------------------------------------
LOUISIANA - 1.1%
   Ascension Parish Revenue VRDB (AMT),
     BASF Corp. Project (BASF Corp. Gtd.)
     Series 1995,
     1.30%, 4/1/03                                                      300            300
     Series 1997,
     1.30%, 4/1/03                                                    3,300          3,300
     Series 1998,
     1.30%, 4/1/03                                                    3,300          3,300
   Jefferson Parish Economic Development
     Corp. VRDB, Series 2000 (AMT), Walle Corp.
     Project (Bank One LOC),
     1.40%, 4/7/03                                                    6,200          6,200
   Jefferson Parish Home Mortgage Authority
     Bonds (AMT), Merrill Lynch P-Floats
     Series PT-264,
     1.26%, 4/7/03                                                    4,100          4,100
   Jefferson Parish Home Mortgage Authority
     SFM Revenue Bonds (AMT), Merlot
     Series 2001A79 (FNMA Gtd.),
     1.31%, 4/7/03                                                    5,455          5,455
   Lake Charles Harbor & Terminal District Revenue
     Bonds, Lehman Floating Rate Trust
     (Bank of America Gtd.),
     1.34%, 4/7/03                                                    5,075          5,075
   Louisiana Housing Finance Agency Mortgage
     Revenue VRDB, Merrill Lynch P-Floats
     Series PT-634 (Colld. by FNMA Securities),
     1.31%, 4/7/03                                                    4,995          4,995
   Louisiana Public Facilities Authority Revenue
     VRDB, Series 2002, Huntington Park
     Apartments (Colld. by FNMA Securities),
     1.25%, 4/7/03                                                    4,050          4,050

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS ANNUAL REPORT 39 MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS

  MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                   PRINCIPAL
                                                                     AMOUNT         VALUE
                                                                     (000S)         (000S)
MUNICIPAL INVESTMENTS - 98.6% - CONTINUED

LOUISIANA - 1.1% - (CONTINUED)
   Louisiana State G.O. Refunding Bonds, Series A,
     1.10%, 5/13/03                                                  $4,280         $4,280
   Louisiana State Offshore Deepwater
     Revenue Bond, Series 1986,
     First Stage A-Loop Inc.
     (SunTrust Bank LOC),
     1.15%, 4/1/03                                                    8,935          8,935
   Louisiana State Offshore Revenue Bonds,
     Series 1986, Loop Inc. 1st Stage
     (SunTrust Bank LOC),
     1.15%, 4/1/03                                                    4,470          4,470
------------------------------------------------------------------------------------------
                                                                                    54,460
------------------------------------------------------------------------------------------
MAINE - 0.3%
   Maine State Housing Authority Mortgage
     Purchase VRDB, Series 1998F-2 (AMT),
     1.35%, 4/7/03                                                    9,995          9,995
   Maine State Turnpike Authority Revenue Bonds,
     Eagle Trust Series 200001901 (FGIC Insured),
     1.23%, 4/7/03                                                    3,000          3,000
------------------------------------------------------------------------------------------
                                                                                    12,995
------------------------------------------------------------------------------------------
MARYLAND - 1.1%
   Baltimore County Dunfield Townhomes VRDB,
     Series 2003, Roaring Fork Trust Receipts
     (Colld. by Dunfield Townhomes),
     1.30%, 4/7/03                                                   10,025         10,025
   Howard County Consolidated, Series 2002C,
     Public Improvement BANS,
     1.15%, 4/10/03                                                   6,000          6,000
     1.10%, 4/10/03                                                   1,400          1,400
   Maryland State Community Development
     Administration Housing & Community
     Development Revenue Bonds, Series B
     (AMT), Residential Housing,
     1.31%, 4/7/03                                                   19,715         19,715
   Maryland State Economic Development Corp.
     Revenue Bonds (AMT), Unisite Design, Inc.
     (Mellon Bank LOC),
     1.45%, 4/7/03                                                    2,075          2,075
   Montgomery CP BAN, Series 2002,
     Consolidated Public Improvement,
     1.10%, 5/15/03                                                   5,000          5,000
  Northeast Maryland Waste Disposal Authority
     Revenue Bonds, Reserve Eagle Trust
     Series 96C2001 (MBIA Insured),
     1.23%, 4/7/03                                                   $9,185         $9,185
------------------------------------------------------------------------------------------
                                                                                    53,400
------------------------------------------------------------------------------------------
MASSACHUSETTS - 0.6%
   Blackstone-Milville Regional School District
     BAN, Series 2002,
     2.50%, 7/15/03                                                  16,400         16,443
   Brockton Housing Development Corp. VRDN,
     Series 1992A, Lehman Floating Rate Trust
     (FNMA Gtd.),
     1.27%, 4/7/03                                                    7,475          7,475
   Massachusetts State Development Finance
     Agency VRDN, Waste Management, Inc.
     Project (SunTrust Bank LOC),
     1.25%, 4/7/03                                                    5,500          5,500
------------------------------------------------------------------------------------------
                                                                                    29,418
------------------------------------------------------------------------------------------
MICHIGAN - 2.1%
   Detroit Sewage Disposal System VRDN,
     Series 2000A, First Union Merlots (FGIC Insured),
     1.26%, 4/7/03                                                    6,800          6,800
   Jackson County Economic Development Corp.
     VRDN, Series 1999 (AMT), Production
     Saw & Machine Co. (Comerica Bank LOC),
     1.35%, 4/7/03                                                    4,275          4,275
   Jackson County Economic Development Corp.
     VRDN, Series 2000 (AMT), Kellogg Crankshaft
     Co. Project (Comerica Bank LOC),
     1.35%, 4/7/03                                                    5,355          5,355
   Jackson County Economic Development Corp.
     VRDN, Series 2001A, Vista Grande Villa
     (LaSalle Bank LOC),
     1.15%, 4/1/03                                                    2,800          2,800
   Kentwood Economic Development Corp. VRDB,
     Series 2002, Holland Home Obligated Group
     (LaSalle Bank LOC),
     1.15%, 4/7/03                                                    3,500          3,500
   Michigan State Hospital Finance Authority
     VRDB, Series 2000, Mt. Clemens General
     Hospital (Comerica Bank LOC),
     1.20%, 4/7/03                                                    5,100          5,100

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 40 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2003

                                                                   PRINCIPAL
                                                                     AMOUNT         VALUE
                                                                     (000S)         (000S)
MUNICIPAL INVESTMENTS - 98.6% - CONTINUED

MICHIGAN - 2.1% - (CONTINUED)
   Michigan State Housing Development Authority
     Revenue VRDB, Series 1999 (AMT), Baldwin
     Villas (Comerica Bank LOC),
     1.35%, 4/7/03                                                   $4,890         $4,890
   Michigan State Strategic Fund VRDB,
     Series 2001 (AMT), Roesler Metal Finishing
     Project (Standard Federal Bank LOC),
     1.25%, 4/7/03                                                    5,500          5,500
   Michigan State Strategic Fund VRDB,
     Series 2002 (AMT), Pioneer Labs, Inc.
     Project (Bank One LOC),
     1.25%, 4/7/03                                                    1,500          1,500
   Michigan State Strategic Fund VRDN,
     Electro-Chemical Finishing Project
     (Bank One LOC),
     1.40%, 4/7/03                                                    4,800          4,800
   Michigan State Strategic Fund VRDN,
     Series 1999 (AMT), Great Lakes Metal
     Stamping (Bank One LOC),
     1.40%, 4/7/03                                                    2,000          2,000
   Michigan State Strategic Fund VRDN,
     Series 1999 (AMT), Midway Die & Engineering
     (Bank One LOC),
     1.40%, 4/7/03                                                    2,000          2,000
   Michigan State Strategic Fund VRDN,
     Series 2001 (AMT), Advanced Tooling System
     Project (Bank One LOC),
     1.40%, 4/7/03                                                    4,485          4,485
   Michigan State Strategic Fund VRDN,
     Series 2001 (AMT), Behr Systems Project
     (Bank One LOC),
     1.40%, 4/7/03                                                    3,400          3,400
   Michigan State Strategic Fund VRDN,
     Series 2001 (AMT), Plymouth Packaging
     Project (Comerica Bank LOC),
     1.35%, 4/7/03                                                    4,195          4,195
   Michigan State Strategic Fund VRDN (AMT)
     Series 2001, Mold Masters Co. Project
     (Bank One LOC),
     1.50%, 4/7/03                                                    4,600          4,600
   Michigan State Strategic Fund VRDN (AMT),
     Serta Restokraft Mattress Co. Project
     (Comerica Bank LOC),
     1.35%, 4/7/03                                                   $4,500         $4,500
   Michigan State Strategic Fund Limited Obligation
     Revenue Bonds (AMT), Alphi Manufacturing, Inc.
     Project (Bank One LOC),
     1.40%, 4/7/03                                                    3,600          3,600
   Michigan State Strategic Fund Limited Obligation
     Revenue Bonds (AMT), Corlett-Turner Co. Project
     (Comerica Bank LOC),
     1.35%, 4/7/03                                                    2,505          2,505
   Michigan State Strategic Fund Limited Obligation
     Revenue Bonds (AMT), Grand Haven Plastics
     Project (Bank One LOC),
     1.40%, 4/7/03                                                    4,900          4,900
   Michigan State Strategic Fund Limited Obligation
     Revenue Bonds (AMT), Leader Dogs for the
     Blind Project (Comerica Bank LOC),
     1.20%, 4/7/03                                                    3,550          3,550
   Michigan State Strategic Fund Limited Obligation,
     Series 1998 (AMT), GT USA LLC Project
     (Comerica Bank LOC),
     1.35%, 4/7/03                                                    3,760          3,760
   Michigan State Strategic Fund Limited Obligation
     VRDN (AMT), Dirksen Screw Co. Project
     (Bank One LOC),
     1.35%, 4/7/03                                                    3,000          3,000
   Michigan State Strategic Fund Variable Limited
     Obligation Revenue Bonds (AMT), NYX
     Technologies LLC Project (Comerica Bank LOC),
     1.35%, 4/7/03                                                    7,050          7,050
   Michigan State CP, Series 2001C,
     Multi-Modal G.O. School Loan Bonds,
     1.05%, 6/3/03                                                    4,300          4,300
   Oakland County Economic Development Corp.
     VRDN, Series 1998 (AMT), Richard Tool & Die
     Corp. Project (Comerica Bank LOC),
     1.35%, 4/7/03                                                    5,410          5,410
------------------------------------------------------------------------------------------
                                                                                   107,775
------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS ANNUAL REPORT 41 MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS

  MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                   PRINCIPAL
                                                                     AMOUNT         VALUE
                                                                     (000S)         (000S)
MUNICIPAL INVESTMENTS - 98.6% - CONTINUED

MINNESOTA - 0.9%
   Dakota County Development Agency Single
     Family VRDB (AMT), Merrill Lynch P-Float
     PT-627 (AIG Matched Funding GIC),
     1.31%, 4/7/03                                                   $7,245         $7,245
   Eden Prairie VRDB, Series 2003 (AMT),
     Eden Prairie Leased Housing Association
     Project (LaSalle Bank LOC),
     1.30%, 4/7/03                                                    7,500          7,500
   Hennepin County Housing and Redevelopment
     Authority VRDB, Series 2001 (AMT),
     City Apartments at Loring Park (U.S. Bank LOC),
     1.30%, 4/7/03                                                    2,600          2,600
   Minneapolis Multifamily Housing VRDB,
     Series 2002 (AMT), Second Street Acquisition
     Project (LaSalle Bank LOC),
     1.30%, 4/7/03                                                    2,780          2,780
   Minnesota Water PCR VRDB, Series 2002A,
     Merlots Series 2003-B06,
     1.26%, 4/7/03                                                   10,000         10,000
   Ramsey County Housing & Redevelopment
     Authority VRDB, Series 2002 (AMT), St. Paul
     Leased Housing Association,
     1.30%, 4/7/03                                                    6,950          6,950
   Robbindale Independent School District 281,
     Series 2000, Aid Anticipation Certificates
     of Indebtedness,
     1.75%, 9/30/03                                                   5,000          5,015
   Winona Port Authority IDR VRDB, Series 2001A
     (AMT), Bay State Milling Co. Project
     (Harris Bank & Trust LOC),
     1.30%, 4/7/03                                                    1,795          1,795
------------------------------------------------------------------------------------------
                                                                                    43,885
------------------------------------------------------------------------------------------
MISSISSIPPI - 0.8%
   Clairborne County PCR CP,
     Series 1985-G2 (National Rural Utilities
     Cooperative Finance Co. Gtd.),
     1.35%, 4/10/03                                                   4,000          4,000
   Medical Center Educational Building VRDB,
     Adult Hospital Project,
     1.10%, 4/1/03                                                    2,900          2,900
   Mississippi Home Corp. Multifamily Revenue
     Bonds (AMT), Series 2001-2, Chapel Ridge
     Apartments (Regions Bank LOC),
     1.33%, 4/7/03                                                   $6,300         $6,300
   Mississippi Home Corp. SFM VRDB,
     Series 2002C-2 (AMT), Lehman Floating
     Rate Trust Receipts Series 2002L47,
     1.32%, 4/7/03                                                    7,975          7,975
   Mississippi Home Corp. Single Family Revenue
     VRDB,
     Merrill Lynch P-Floats PT-146 (AMT) (GNMA Gtd.),
     1.26%, 4/7/03                                                    1,580          1,580
     Merrill Lynch P-Floats PT-218B (AMT)
     (Colld. by Mississippi Home Corp.),
     1.26%, 4/7/03                                                    6,705          6,705
   Mississippi Home Corp. Single Family Revenue
     VRDB, Series 2001A8 (AMT) (GNMA Gtd.),
     1.31%, 4/7/03                                                   12,385         12,385
------------------------------------------------------------------------------------------
                                                                                    41,845
------------------------------------------------------------------------------------------
MISSOURI - 2.0%
   Blue Springs IDA VRDB, Series 2002A,
     Autumn Place Apartments (FNMA Gtd.),
     1.20%, 4/7/03                                                    2,250          2,250
   Chesterfield IDA Educational Facilities Revenue
     Bonds, Series 2000, Gateway Academy Inc.
     Project (U.S. Bank LOC),
     1.20%, 4/1/03                                                    4,600          4,600
   Curators of the University of Missouri VRDB,
     Series 2000B,
     1.20%, 4/1/03                                                    6,800          6,800
     Series 2001A,
     1.20%, 4/1/03                                                    3,100          3,100
   Kansas City IDA VRDB, Series 1985,
     Resh Health Services System (MBIA Insured),
     1.20%, 4/1/03                                                    4,100          4,100
   Missouri Higher Education Loan Authority
     Student Loan Revenue Refunding VRDB,
     Series 1991B (AMT) (MBIA Insured),
     1.20%, 4/1/03                                                    1,800          1,800
   Missouri Housing Development Community
     Mortgage Revenue Bonds, Series 1994A (AMT),
     Merrill P-Floats PA-116,
     1.31%, 4/7/03                                                    1,695          1,695

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 42 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2003

                                                                   PRINCIPAL
                                                                     AMOUNT         VALUE
                                                                     (000S)         (000S)
MUNICIPAL INVESTMENTS - 98.6% - CONTINUED

MISSOURI - 2.0% - (CONTINUED)
   Missouri Housing Development Community SFM
     Revenue Bonds (AMT), Merlots Series 2001A81
     (Colld. by U.S. Government Securities),
     1.31%, 4/7/03                                                   $5,250         $5,250
   Missouri State Development Finance Board
     Infrastructure Facilities, Series 2000C, St. Louis
     Convention Center (U.S. Bank LOC),
     1.20%, 4/1/03                                                   10,500         10,500
   Missouri State Health & Education Authority
     Revenue Bonds, Lutheran Senior Services,
     1.20%, 4/7/03                                                   25,000         25,000
   Missouri State Health & Education Authority
     Revenue Bonds, Rockhurst University
     (Bank of America LOC),
     1.15%, 4/1/03                                                   10,630         10,630
   Missouri State Health & Education Facilities
     VRDB, Series 2000B, Washington University,
     1.20%, 4/1/03                                                    2,200          2,200
   Missouri State Housing Development Commission
     Revenue VRDN, P-Floats PT-460 P-Floats (AMT)
     (GNMA Gtd.),
     1.26%, 4/7/03                                                   10,325         10,325
   St. Louis City IDA VRDB, Series 1995 (AMT),
     Whispering Lakes Apartment Project
     (Colld. by FNMA Securities),
     1.25%, 4/7/03                                                    7,435          7,435
   St. Louis City IDA VRDB, Series 1997 (AMT),
     Black Forest Apartment Project
     (Colld. by FNMA Securities),
     1.25%, 4/7/03                                                    4,000          4,000
------------------------------------------------------------------------------------------
                                                                                    99,685
------------------------------------------------------------------------------------------
MONTANA - 0.1%
   Montana Board of Housing Single Family Revenue
     Bonds (AMT), First Union Merlots 02-19A,
     1.31%, 4/7/03                                                    3,245          3,245
------------------------------------------------------------------------------------------
NEBRASKA - 1.0%
   Lincoln Electric System VRDB, Series 2001,
     Merlots Series 2003-B01,
     1.26%, 4/7/03                                                   11,355         11,355
   Nebraska Investment Finance Authority Revenue
     Bonds, Series 2001B (AMT)
     (Colld. by Nebraska HFA),
     1.25%, 4/7/03                                                  $29,230        $29,230
     Series 2001C (AMT) (Colld. by Nebraska HFA),
     1.25%, 4/7/03                                                    3,800          3,800
   Nebraska Investment Finance Authority Revenue
     Bonds (AMT), Series 2000E (GNMA Gtd.),
     1.31%, 4/7/03                                                    2,990          2,990
   Nebraska Investment Finance Authority Single
     Family Housing Revenue Bonds, First Union
     Merlots Series 2001A12 (AMT)
     (Colld. by FNMA Securities),
     1.31%, 4/7/03                                                    1,955          1,955
------------------------------------------------------------------------------------------
                                                                                    49,330
------------------------------------------------------------------------------------------
NEVADA - 0.9%
   Clark County IDA VRDB, Series 2003A,
     Southwest Gas Corp. Project
     (First National Bank LOC),
     1.25%, 4/7/03                                                   12,250         12,250
   Clark County Schools Revenue Bonds,
     Smith Barney Eagle Trust Series 982801
     (FSA Insured),
     1.23%, 4/7/03                                                    4,800          4,800
   Las Vegas Water VRDB, Series 2003B,
     Merlots Series 2003B10,
     1.26%, 4/7/03                                                   18,800         18,800
   Nevada Housing SFM Revenue Bonds,
     First Union Merlots Series 2000A7 (AMT),
     1.31%, 4/7/03                                                    4,785          4,785
   Nevada State VRDB, Series 1997-SGB 31
     (FGIC Insured),
     1.23%, 4/7/03                                                    2,500          2,500
------------------------------------------------------------------------------------------
                                                                                    43,135
------------------------------------------------------------------------------------------
NEW HAMPSHIRE - 0.3%
   New Hampshire Health & Education Facilities
     Authority Revenue Bonds, Bishop Guertin
     High School (Allied Irish Bank LOC),
     1.25%, 4/7/03                                                    6,200          6,200

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS ANNUAL REPORT 43 MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS

  MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                   PRINCIPAL
                                                                     AMOUNT         VALUE
                                                                     (000S)         (000S)
MUNICIPAL INVESTMENTS - 98.6% - CONTINUED

NEW HAMPSHIRE - 0.3% - (CONTINUED)
   New Hampshire Health & Education Facilities
     Authority Revenue Bonds, Series 1997,
     Riverwoods at Exeter (BNP Paribas LOC),
     1.15%, 4/7/03                                                   $5,355         $5,355
   New Hampshire Housing Finance Authority SFM
     Bonds, Merlots Series 2001A82 (AMT),
     1.31%, 4/7/03                                                    3,020          3,020
------------------------------------------------------------------------------------------
                                                                                    14,575
------------------------------------------------------------------------------------------
NEW JERSEY - 2.2%
   New Jersey Housing & Mortgage Finance
     Agency, Series 2003EE, Home Buyer
     (MBIA Insured),
     1.10%, 4/1/04                                                    7,000          7,000
   New Jersey State TRAN, Series 2002A,
     3.00%, 6/12/03                                                  97,000         97,288
   New Jersey State Transportation Corp.
     Revenue VRDB, Series 15, ROC 2000
     (AMBAC Insured),
     1.23%, 4/7/03                                                    3,750          3,750
------------------------------------------------------------------------------------------
                                                                                   108,038
------------------------------------------------------------------------------------------
NEW MEXICO - 0.8%
   Farmington City PCR VRDB,
     Arizona Public Service Four Corners Project,
     Series 1994A (Barclays Bank PLC LOC),
     1.15%, 4/1/03                                                    6,300          6,300
     Series 1994B,
     1.15%, 4/1/03                                                    1,400          1,400
   New Mexico Educational Assistance Foundation
     Revenue Bonds, First Union Merlots
     Series 2002A26 (AMT),
     1.31%, 4/7/03                                                    9,190          9,190
   New Mexico Finance Authority VRDB,
     Series 1999A (Canadian Imperial Bank of
     Commerce LOC),
     1.20%, 4/7/03                                                    1,800          1,800
   New Mexico SFM Finance Authority VRDB
     (AMT), Series 2002 PT-646 (Colld. by AIG
     Matched Funding),
     1.31%, 4/7/03                                                    5,380          5,380
   New Mexico SFM Finance Authority VRDN,
     Series 2001A9, First Union TOB
     (Colld. by FNMA Securities),
     1.31%, 4/7/03                                                   $2,730         $2,730
   New Mexico SFM Finance Authority VRDN,
     Series B-2 PT-196 (AMT)
     (Colld. by GNMA Securities),
     1.26%, 4/7/03                                                    4,215          4,215
   State of New Mexico TRAN, Series 2002,
     3.00%, 6/30/03                                                   9,000          9,033
------------------------------------------------------------------------------------------
                                                                                    40,048
------------------------------------------------------------------------------------------
NEW YORK - 1.7%
   New York City RANs, Series 2000,
     2.50%, 4/11/03                                                   7,000          7,002
   New York State Mortgage Agency Revenue
     Bonds, Series 2002-33B (AMT),
     1.13%, 4/2/04                                                   14,210         14,210
   New York State Tollway Authority
     General Revenue Notes,
     1.13%, 3/25/04                                                  65,000         65,016
------------------------------------------------------------------------------------------
                                                                                    86,228
------------------------------------------------------------------------------------------
NORTH CAROLINA - 1.8%
   Albemarle Hospital Authority Revenue Bonds,
     Series 2000, Healthcare Facility
     (Wachovia Bank LOC),
     1.17%, 4/7/03                                                    6,400          6,400
   Buncombe County G.O. Bonds, Series 2002B,
     1.20%, 4/7/03                                                    2,400          2,400
   Capital Region Airport Commission Passenger
     Facilities Charges Revenue VRDB (AMT)
     (Wachovia Bank LOC),
     1.25%, 4/7/03                                                    3,500          3,500
   Catawba County IDR PCR Bonds, Series 1996
     (AMT), Hooker Furniture Corp. Project
     (Bank of America LOC),
     1.25%, 4/7/03                                                    6,400          6,400
   Charlotte-Mecklenberg Hospital Authority VRDB,
     Series 1996D, Healthcare Revenue Bonds,
     1.10%, 4/7/03                                                    4,100          4,100

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 44 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2003

                                                                   PRINCIPAL
                                                                     AMOUNT         VALUE
                                                                     (000S)         (000S)
MUNICIPAL INVESTMENTS - 98.6% - CONTINUED

NORTH CAROLINA - 1.8% - (CONTINUED)
   Columbus County Industrial Facilities PCR VRDB,
     Series 1998 (AMT), Conflandey, Inc. Project
     (Banque Nationale de Paris LOC),
     1.30%, 4/7/03                                                   $2,400         $2,400
   Greenville G.O. Bonds, Series 2003,
     2.00%, 3/1/04                                                    1,585          1,597
   Mecklenburg County IDR PCR VRDB, Series 1996
     (AMT), SteriGenics International Project
     (Bank One LOC),
     1.27%, 4/7/03                                                    1,700          1,700
   North Carolina Capital Finance Agency Student
     Housing Revenue Bonds, Series 2001,
     Winston-Salem State University Project
     (Wachovia Bank LOC),
     1.15%, 4/7/03                                                   15,465         15,465
   North Carolina Medical Care Community Hospital
     VRDB, Pooled Equipment Financing Project
     (MBIA Insured),
     1.10%, 4/7/03                                                   17,000         17,000
   North Carolina Medical Care Community
     Hospital VRDN, Series 1998, Park Ridge
     Hospital Project (SunTrust Bank LOC),
     1.15%, 4/7/03                                                    5,300          5,300
   North Carolina Medical Care VRDB,
     Merlots Series 2001A39 (GNMA Gtd.),
     1.26%, 4/7/03                                                    4,985          4,985
   North Carolina Medical Care VRDB, Series 2002,
     Southminister (Wachovia Bank LOC),
     1.17%, 4/7/03                                                    2,600          2,600
   Union County IDR Bonds, Series 2000 (AMT),
     C&M No. 1 Investment Partnership Project
     (Bank of America LOC),
     1.25%, 4/7/03                                                    2,500          2,500
   Winston-Salem Water & Sewer Revenue Bonds,
     Series 2002B (AMT),
     1.15%, 4/7/03                                                   11,690         11,690
------------------------------------------------------------------------------------------
                                                                                    88,037
------------------------------------------------------------------------------------------
NORTH DAKOTA - 0.4%
   North Dakota State Housing Finance Agency
     Revenue Bonds (AMT), P-Floats PT-1189,
     1.26%, 4/7/03                                                    3,425          3,425
   Oliver County PCR VRDB,
     Merlot Series 2003-B07 (AMBAC Insured),
     1.26%, 4/7/03                                                   $6,000         $6,000
   Ward County Health Care Facilities VRDB,
     Series 2002A, Trinity Obligation Group
     (U.S. Bank LOC),
     1.20%, 4/1/03                                                    8,100          8,100
------------------------------------------------------------------------------------------
                                                                                    17,525
------------------------------------------------------------------------------------------
OHIO - 1.6%
   Clinton County Hospital Revenue VRDB,
     Ohio Hospital Capital, Inc.
     (Fifth Third Bank LOC),
     1.25%, 4/7/03                                                    3,495          3,495
     1.65%, 4/7/03                                                    2,590          2,590
   Clinton County Hospital Revenue VRDB,
     Series 2002A-1, Memorial Hospital Project
     (Fifth Third Bank LOC),
     1.25%, 4/7/03                                                    1,275          1,275
   Franklin County Hospital Revenue Bonds,
     Series 2001 II-R-55, Smith Barney ROC,
     1.35%, 4/7/03                                                   10,500         10,500
   State of Ohio PCR Bonds (AMT),
     Ross Incineration Services Project
     (Bank One LOC),
     1.50%, 4/7/03                                                    1,275          1,275
   Student Loan Funding Corp. Senior Revenue
     Refunding Bonds (AMT) (Colld. by Federal
     Family Education Loan Program),
     Series 1998A-1,
     1.25%, 4/7/03                                                   42,400         42,400
     Series 1998A-2,
     1.25%, 4/7/03                                                    9,700          9,700
   Summit County IDR Bonds (AMT),
     Arch Aluminum & Glass Co., Inc.
     (Comerica Bank LOC),
     1.35%, 4/7/03                                                    4,000          4,000
   University of Toledo General Receipt VRDB,
     Series 2002 (Wachovia Bank LOC),
     1.20%, 4/1/03                                                    3,000          3,000
------------------------------------------------------------------------------------------
                                                                                    78,235
------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS ANNUAL REPORT 45 MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS

  MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                   PRINCIPAL
                                                                     AMOUNT         VALUE
                                                                     (000S)         (000S)
MUNICIPAL INVESTMENTS - 98.6% - CONTINUED

OKLAHOMA - 1.3%
   Edmond Economic Development Authority Student
     Housing Revenue VRDB, Series 2001A
     (Wachovia Bank LOC),
     1.19%, 4/7/03                                                   $1,600         $1,600
   Garfield County Industrial Authority Revenue
     Bonds, Series A, Oklahoma Gas and Electric
     Co. Project,
     2.30%, 4/7/03                                                   22,300         22,300
   Oklahoma HFA SFM Revenue VRDB,
     Series 1996B (AMT), P-Floats PT-78,
     1.31%, 4/7/03                                                    1,565          1,565
   Oklahoma HFA SFM Revenue VRDB, Series 1999B
     (AMT) (GNMA Gtd.),
     1.32%, 4/7/03                                                    3,615          3,615
   Oklahoma HFA SFM Revenue VRDB,
     Series 2000D-2 (AMT), P-Floats PT-462,
     Home Ownership Loan Program (GNMA Gtd.),
     1.26%, 4/7/03                                                    4,055          4,055
   Oklahoma Water Resources Board Revenue
     Bonds, Series 2001, State Loan Program,
     1.45%, 4/1/03                                                   11,825         11,825
   Tulsa Airports Improvement Variable Rate
     Certificates (MBIA Insured),
     Series B1 (AMT),
     1.35%, 4/7/03                                                    6,495          6,495
     Series B2,
     1.30%, 4/7/03                                                   14,190         14,190
------------------------------------------------------------------------------------------
                                                                                    65,645
------------------------------------------------------------------------------------------
OREGON - 1.9%
   Metropolitan Service District VRDN (AMT),
     Riedel Compost Waste Disposal (U.S. Bank LOC),
     1.35%, 4/7/03                                                    1,100          1,100
   Oregon Economic Development Revenue VRDB,
     Series 176 (AMT), Cascade Steel Rolling Mills
     Project (Wells Fargo Bank LOC),
     1.25%, 4/7/03                                                    7,700          7,700
   Oregon Health Housing Education & Cultural
     Facilities Authority VRDB, Evangelical Lutheran
     Good Samaritan (U.S. Bank LOC),
     1.25%, 4/7/03                                                    3,300          3,300
   Oregon Housing and Community Services
     Department Revenue Bonds, Series 2002Q
     (AMT), SFM Program,
     1.35%, 12/23/03                                                $27,500        $27,500
   Oregon State Facilities Authority, Series 2002A,
     Hazelden Springbrook Project
     (Allied Irish Bank LOC),
     1.25%, 4/7/03                                                    3,700          3,700
   Oregon State G.O. TAN, Series A,
     3.25%, 5/1/03                                                   45,000         45,045
   State of Oregon Revenue VRDN, Series 181
     (AMT), Oregon Metal Slitters, Inc.
     (KeyBank LOC),
     1.25%, 4/7/03                                                    6,250          6,250
------------------------------------------------------------------------------------------
                                                                                    94,595
------------------------------------------------------------------------------------------
PENNSYLVANIA - 1.4%
   Beaver County IDA Environmental VRDB,
     Series 1997 (AMT), BASF Corp. Project
     (BASF Corp. Gtd.),
     1.30%, 4/1/03                                                    5,300          5,300
   Delaware Valley Regional Financing Authority
     Local Government Revenue VRDN, Merrill Lynch
     P-Floats PT-152 (AMBAC Insured),
     1.22%, 4/7/03                                                    4,600          4,600
   Delaware Valley Regional Financing Authority
     Local Government Revenue VRDN,
     Series 1985-C (Toronto Dominion Bank LOC),
     1.15%, 4/7/03                                                   11,800         11,800
   Geisinger Authority Revenue Bonds, Series 2002,
     Geisinger Health System,
     1.20%, 4/1/03                                                    1,300          1,300
   Pennsylvania Higher Education Assistance
     Agency, Series 2000A (AMT), Student Loan
     Revenue Bonds (AMBAC Insured),
     1.25%, 4/7/03                                                    7,000          7,000
   Philadelphia Hospitals & Higher Education
     Facilities VRDN, Series B, Jefferson
     Health System,
     1.10%, 3/26/04                                                  10,000         10,000
   Philadelphia School District TRAN,
     2.75%, 6/30/03                                                   5,000          5,015

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 46 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2003

                                                                   PRINCIPAL
                                                                     AMOUNT         VALUE
                                                                     (000S)         (000S)
MUNICIPAL INVESTMENTS - 98.6% - CONTINUED

PENNSYLVANIA - 1.4% - (CONTINUED)
   Philadelphia TRAN, Series 2002A,
     3.00%, 6/30/03                                                 $25,000        $25,088
------------------------------------------------------------------------------------------
                                                                                    70,103
------------------------------------------------------------------------------------------
RHODE ISLAND - 0.5%
   Rhode Island Housing & Mortgage Finance
     Corp. Homeowner Opportunity Notes,
     Series 2001-37 (AMT),
     4.00%, 12/22/03                                                  3,000          3,058
   Rhode Island Housing & Mortgage Finance
     Corp. Revenue Bonds, First Union Merlots
     Series 2001A31 (AMT),
     1.31%, 4/7/03                                                    2,965          2,965
   Rhode Island Student Loan Authority VRDB,
     Series 1996-3 (AMT), Student Loan Program
     (State Street Bank & Trust LOC),
     1.25%, 4/7/03                                                   20,400         20,400
------------------------------------------------------------------------------------------
                                                                                    26,423
------------------------------------------------------------------------------------------
SOUTH CAROLINA - 1.0%
   Cherokee County IDR VRDB, Series 1989 (AMT),
     Oshkosh Truck Corp. Project
     (Bank of America LOC),
     1.30%, 4/7/03                                                    5,600          5,600
   South Carolina Jobs Economic Development
     Authority Revenue VRDB, Series 2000 (AMT),
     Concept Packaging Group Project
     (Bank of America LOC),
     1.30%, 4/7/03                                                    1,100          1,100
   South Carolina Jobs Economic Development
     Authority Revenue VRDB, Series 2000 (AMT),
     Giant Cement Holding Inc. (Citibank LOC),
     1.24%, 4/7/03                                                   11,250         11,250
   South Carolina Jobs Economic Development
     Authority Revenue VRDB, Series 2001 (AMT),
     Pharmaceutical Association Project
     (Wachovia Bank LOC),
     1.32%, 4/7/03                                                    3,450          3,450
   South Carolina Public Service Authority Revenue
     Promissory Notes, Series 1998,
     1.05%, 8/18/03                                                  15,025         15,025
   Spartanburg County Hospital Revenue Bonds,
     Series 1999, Health Services District, Inc.
     (MBIA Insured),
     1.15%, 4/7/03                                                  $15,655        $15,655
------------------------------------------------------------------------------------------
                                                                                    52,080
------------------------------------------------------------------------------------------
SOUTH DAKOTA - 0.3%
   Lawrence County Solid Waste VRDB,
     Series 1997B, Homestake Mining of California
     (JP Morgan Chase Bank LOC),
     1.20%, 4/1/03                                                    7,000          7,000
   Lower Brule Sioux Tribe G.O. VRDB, Series 1999,
     Tribal Purposes (Wells Fargo Bank LOC),
     1.15%, 4/1/03                                                    1,230          1,230
   South Dakota Economic Development Finance
     Authority Revenue VRDB (AMT),
     Series 1996, Hastings Filters, Inc. Project
     (Harris Trust & Savings Bank LOC),
     1.30%, 4/7/03                                                    3,700          3,700
------------------------------------------------------------------------------------------
                                                                                    11,930
------------------------------------------------------------------------------------------
TENNESSEE - 3.4%
   Blount County Public Building Authority
     VRDB, Series A-4-A, Local Government
     Public Improvement,
     1.15%, 4/1/03                                                    8,890          8,890
   Chattanooga City, Tennessee 21st Century
     Revenue Bonds, ABN AMRO Munitops
     Certificates Series 2002-25,
     1.60%, 8/13/03                                                   7,685          7,685
   Chattanooga Industrial Development Board
     Lease Rent Revenue Bonds, Citicorp Eagle
     Trust Series 20004202 (AMBAC Insured),
     1.23%, 4/7/03                                                    6,000          6,000
   Gordon County Hospital Authority VRDB,
     Series 1996A, Adventist Health System
     Sunbelt (SunTrust Bank LOC),
     1.30%, 4/7/03                                                      800            800
   Jackson City Electric System Revenue Bonds,
     Series 2000, (SunTrust Bank LOC),
     1.15%, 4/7/03                                                    1,000          1,000

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS ANNUAL REPORT 47 MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS

  MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                   PRINCIPAL
                                                                     AMOUNT         VALUE
                                                                     (000S)         (000S)
MUNICIPAL INVESTMENTS - 98.6% - CONTINUED

TENNESSEE - 3.4% - (CONTINUED)
   Jackson City Industrial Development Board
     Waste Facilities VRDB, Series 1995 (AMT),
     Florida Steel Corp. Project
     (Bank of America LOC),
     1.25%, 4/7/03                                                   $6,000         $6,000
   Jefferson County Health & Education Facilities
     Board VRDB, Series 2000, Carson-Newman
     College Project (SunTrust Bank LOC),
     1.15%, 4/7/03                                                    9,200          9,200
   Knox County Health & Educational Facilities
     Board VRDB, Series 2000, Volunteer Student
     Housing (Wachovia Bank LOC),
     1.17%, 4/7/03                                                   14,790         14,790
   Knoxville Utilities Board Water System Revenue
     VRDN, Series 2000 (FSA Corp. Insured),
     1.15%, 4/1/03                                                    4,800          4,800
   Loudon IDR VRDB, Series 2002 (AMT),
     Continental Carbonic Products (Bank One LOC),
     1.45%, 4/7/03                                                    3,500          3,500
   Memphis-Shelby County Airport Authority
     Revenue VRDB, Series 1999C (AMT), First Union
     Merlots (AMBAC Insured),
     1.31%, 4/7/03                                                   14,815         14,815
   Metropolitan Government Nashville & Davidson
     Counties Revenue Bonds, Series 1985A,
     Vanderbilt University (Vanderbilt University Gtd.),
     1.15%, 1/15/04                                                   8,000          8,000
   Metropolitan Government Nashville & Davidson
     Counties Revenue Bonds, Series 2001B-1,
     1.60%, 7/28/03                                                  15,000         15,000
     Series 2001B-2 (Ascension Health Gtd.),
     1.25%, 1/5/04                                                   14,000         14,000
   Metropolitan Government Nashville & Davidson
     Counties VRDB, Series 2002, Belmont University
     Project (Metropolitan Nashville,
     Davidson & Belmont LOC),
     1.15%, 4/7/03                                                    8,100          8,100
   Metropolitan Government Nashville & Davidson
     Counties Electric Revenue Bonds,
     Citicorp Eagle Trust Series 984201,
     1.23%, 4/7/03                                                   19,375         19,375
   Metropolitan Nashville & Nashville
     Health & Education Service VRDB,
     Series 1996-A, Adventist Health System
     (SunTrust Bank LOC),
     1.15%, 4/7/03                                                   $8,710         $8,710
   Montgomery County Public Building Authority
     VRDB, Series 2002, Tennessee County Loan
     Pool (Bank of America LOC),
     1.20%, 4/1/03                                                    2,900          2,900
   Nashville & Davidson Counties Housing
     Revenue VRDB, Series 1995A (AMT),
     Old Hickory Towers Project (FHLB LOC),
     1.36%, 4/7/03                                                    1,700          1,700
   Rutherford County Industrial Development
     Board VRDB, Series 1999A (AMT), Tennessee
     Farmers Co-Op Project
     (Amsouth Bank of Birmingham LOC),
     1.35%, 4/7/03                                                    2,125          2,125
   Sevier County Public Building Authority Local
     Government Public Improvement VRDB,
     Series 2000 IV-C-2 (FSA Corp. Insured),
     1.20%, 4/1/03                                                      400            400
     Series 2000 IV-F-2 (AMBAC Insured),
     1.20%, 4/1/03                                                    2,000          2,000
     Series IV-H-1,
     1.20%, 4/1/03                                                    3,300          3,300
     Series IV-J-2,
     1.20%, 4/1/03                                                    4,700          4,700
   Shelby County G.O. VRDB,
     Series 1999A,
     1.20%, 4/7/03                                                    2,480          2,480
   Sumner County Health, Education and Housing
     VRDB, Series 1999A, Hospital Alliance of
     Tennessee Pooled Program
     (Transamerica Life & Annuity Gtd.),
     1.30%, 4/7/03                                                    2,300          2,300
------------------------------------------------------------------------------------------
                                                                                   172,570
------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 48 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2003

                                                                   PRINCIPAL
                                                                     AMOUNT         VALUE
                                                                     (000S)         (000S)
MUNICIPAL INVESTMENTS - 98.6% - CONTINUED

TEXAS - 14.8%
   Aldine Independent School District G.O
     Refunding VRDB, Municipal Securities Trust
     Receipts Series 1997 SGB 29
     (PSF of Texas Gtd.),
     1.23%, 4/7/03                                                   $8,950         $8,950
   Austin Water and Wastewater System
     Revenue Bonds, First Union Merlots
     Series 2000 (MBIA Insured),
     1.26%, 4/7/03                                                    7,490          7,490
   Austin Water and Wastewater System Revenue
     Bonds, Series 2003, First Union Merlots
     Series 2003B27 (MBIA Insured),
     1.26%, 4/7/03                                                   10,000         10,000
   Bastrop Independent School District VRDN,
     Series 1997, Municipal Securities Trust
     Receipts Series SGB 37 (PSF of Texas Gtd.),
     1.23%, 4/7/03                                                   18,870         18,870
   Bexar County Revenue VRDB,
     Clipper Trust Series 2001-3
     (Clipper Tax Exempt Certificates Trust Insured), (1)
     1.30%, 9/11/03                                                   3,000          3,000
   Board of Regents University of Texas Revenue
     Financing System CP Notes Series A,
     1.05%, 4/8/03                                                   19,000         19,000
   Brazos River Harbor Navigation District VRDB,
     Series 1996 (AMT), BASF Corp. Project
     (BASF Corp. Gtd.),
     1.30%, 4/1/03                                                   21,200         21,200
   Brazos River Harbor Navigation District VRDB,
     Series 2002 (AMT), BASF Corp. Project
     1.30%, 4/7/03                                                      100            100
   Brazos River Navigation District Brazoria
     County VRDB (AMT) BASF Corp. Project
     (BASF Corp. Gtd.),
     1.30%, 4/1/03                                                   13,900         13,900
   Calhoun County Navigation IDA VRDN (AMT),
     Formosa Plastics Corp. (Bank of America LOC),
     1.25%, 4/7/03                                                   16,800         16,800
   Calhoun County Navigation IDA Port Revenue
     VRDB, Series 1998 (AMT) (BP PLC Gtd.),
     1.30%, 4/1/03                                                  $20,600        $20,600
   Canutillo Independent School District Revenue
     Bonds, Series 2001, School Building
     (PSF of Texas, Gtd.),
     3.40%, 8/15/03                                                  17,500         17,643
   Carrollton Farmers Branch Independent School
     District VRDB, Salomon Smith Barney ROC II-R,
     Series 107 (PSF of Texas, Gtd.),
     1.23%, 4/7/03                                                    6,505          6,505
   Comal Independent School District VRDB,
     ABN AMRO Munitops Certificates Series 1999-9
     (PSF of Texas Gtd.), (1)
     1.23%, 4/7/03                                                    1,800          1,800
   Conroe Independent School District G.O. Bonds,
     ABN AMRO Munitops Certificates Series 2002-1
     (PSF of Texas Gtd.),
     1.75%, 10/8/03                                                   9,995          9,995
   Cypress-Fairbanks Independent School District
     VRDB, Citibank Eagle Trust Series 20004304
     (PSF of Texas Gtd.),
     1.23%, 4/7/03                                                    7,640          7,640
   Dallas Fort Worth Airport VRDB, Series 1999 (AMT),
     Flight Safety Project (OBH, Inc. Gtd.),
     1.25%, 4/7/03                                                   10,000         10,000
   Dallas Fort Worth International Airport Revenue
     VRDB, Series 2001A (AMT), First Union Merlots
     Series 2002 A13 (FGIC Insured),
     1.31%, 4/7/03                                                   10,165         10,165
   Dallas Fort Worth International Airport Revenue
     VRDB, Series 2001A-1 (AMT)
     (Bank of America LOC),
     1.25%, 4/7/03                                                    6,080          6,080
   Dallas Fort Worth Regional Airport Revenue
     Refunding Bonds, Series 1995, SocGen
     Municipal Trust SGB-5 (FGIC Insured),
     1.23%, 4/7/03                                                   13,310         13,310
   Dallas G.O. Refunding VRDB, Series 1998,
     Morgan Stanley Floating Rate Certificates
     Series 93,
     1.21%, 4/7/03                                                    7,900          7,900

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS ANNUAL REPORT 49 MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS

  MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                   PRINCIPAL
                                                                     AMOUNT         VALUE
                                                                     (000S)         (000S)
MUNICIPAL INVESTMENTS - 98.6% - CONTINUED

TEXAS - 14.8% - (CONTINUED)
   El Paso City Housing Financing Corp. Housing
     Revenue Bonds, Series 1993 (AMT), Viva
     Apartments Project
     (General Electric Capital Corp. LOC),
     1.30%, 4/7/03                                                   $3,500         $3,500
   El Paso Housing Finance Corp. SFM Revenue
     VRDB, Series 2001E,
     1.23%, 4/7/03                                                    8,995          8,995
   Galveston County Housing Finance Corp.
     SFM VRDN, P-Floats, Series PT-205 (AMT)
     (Colld. by GNMA Securities),
     1.26%, 4/7/03                                                    5,610          5,610
   Greater Texas Student Loan Corp. Student
     Loan Revenue Bonds, Series A (AMT)
     (SLMA LOC),
     1.18%, 4/7/03                                                    3,150          3,150
   Gulf Coast Waste Disposal Authority Revenue
     Bonds, Series 2002 (AMT), Waste Corp. of
     Texas Project (Wells Fargo Bank LOC),
     1.30%, 4/1/03                                                    2,750          2,750
   Harris County G.O. CP Notes, Series A1,
     1.08%, 5/8/03                                                   20,000         20,000
   Harris County Senior Lien VRDB, Series 2002,
     Merlots Series 2003B16 (FSA Corp. Insured),
     1.26%, 4/7/03                                                   13,000         13,000
   Harris County Development Corp. IDR VRDB,
     Series 2000 (AMT), North American
     Galvanizing (Bank One LOC),
     1.40%, 4/7/03                                                    4,125          4,125
   Harris County IDA Solid Waste Disposal VRDB
     (AMT), Deer Park Refining,
     1.30%, 4/1/03                                                    4,000          4,000
   Harris County Toll Road Unlimited Tax
     Subordinate Lien Revenue VRDN, Series CR138
     (Colld. by U.S. Government Securities),
     1.23%, 4/7/03                                                   11,880         11,880
   Keller Independent School District VRDB,
     ABN AMRO MuniTops 2001-26
     (PSF of Texas, Gtd.),
     1.23%, 4/7/03                                                    6,500          6,500
   La Marque Independent School District,
     Series 2003, Smith Barney ROC 1058
     (PSF of Texas, Gtd.),
     1.23%, 4/7/03                                                   $8,270         $8,270
   Leander Independent School District
     Revenue Bonds, ABN AMRO MuniTops
     Series 2002-16 (PSF of Texas, Gtd.),
     1.55%, 8/20/03                                                   5,500          5,500
   Lower Colorado River Authority CP, Series A,
     1.05%, 7/7/03                                                   15,500         15,500
   Nueces River Authority Water Supply VRDN,
     Eagle Trust Series 97430, Corpus Christi Lake
     Project (FSA Insured),
     1.23%, 4/7/03                                                   16,600         16,600
   Plano Health Facilities Development Corp.
     VRDB, Series 2000, YMCA of Metro Dallas
     Project (Bank One LOC),
     1.30%, 4/7/03                                                   12,325         12,325
   Port Arthur Navigation District Industrial
     Development VRDB (AMT), Air Products &
     Chemicals, Inc. (Air Products & Chemicals,
     Inc. Gtd.),
     1.40%, 4/7/03                                                   17,500         17,500
   Port Arthur Navigation District Revenue VRDN,
     Series 1998 (AMT), BASF Corp. Project
     (BASF Corp. Gtd.),
     1.30%, 4/1/03                                                    5,000          5,000
   Richmond Higher Education Corp. VRDB,
     Series 2003A, Bayou University Project
     (AMBAC Insured),
     1.20%, 4/7/03                                                    6,500          6,500
   Sabine River Authority PCR Bonds,
     Clipper Trust Series 2001
     (Clipper Tax Exempt Certificates Trust Insured),
     1.30%, 9/11/03                                                   9,995          9,995
   San Antonio Airport Revenue Refunding VRDN,
     Series 1991, Citicorp Eagle Trust No. 96C4304
     (AMBAC Insured),
     1.30%, 4/7/03                                                    2,970          2,970

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 50 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2003

                                                                   PRINCIPAL
                                                                     AMOUNT         VALUE
                                                                     (000S)         (000S)
MUNICIPAL INVESTMENTS - 98.6% - CONTINUED

TEXAS - 14.8% - (CONTINUED)
   San Antonio Educational Facilities Corp. VRDB,
     Series 2000, Trinity University Project,
     1.15%, 4/1/03                                                  $11,000        $11,000
   San Antonio Independent School District
     Revenue Bonds, Series 2001B, ABN AMRO
     MuniTop 2001-29 (PSF of Texas, Gtd.),
     1.55%, 5/15/03                                                   9,995          9,995
   Splendora Higher Education Facilities VRDB,
     Series 2001A, Fort Bend Baptist Academy
     (Wells Fargo Bank LOC),
     1.15%, 4/1/03                                                    3,720          3,720
   State of Texas TRAN, Series 2002,
     2.75%, 8/29/03                                                 207,000        208,199
   Tarrant County Health Facility Authority VRDB,
     Series 1996A, Adventist Health System
     Sunbelt (SunTrust Bank LOC),
     1.15%, 4/7/03                                                   11,845         11,845
   Tarrant County Housing Finance Corp.
     Multifamily VRDB, Merrill Lynch P-Floats
     Series PT-473 (FHLMC Gtd.),
     1.22%, 4/7/03                                                    5,755          5,755
   Texas A&M University Financing System
     Revenue Bonds, Series 300, Morgan Stanley
     Floating Rate Trust Certificates 2000,
     1.21%, 4/7/03                                                    4,015          4,015
   Texas A&M University Revenue
     Financing System CP Notes, Series 2002,
     1.08%, 6/11/03                                                  10,000         10,000
     1.10%, 7/21/03                                                   5,000          5,000
   Texas City Industrial Development Corp. VRDB,
     First Union Merlots Series 2000A-34,
     Arco Pipeline Project (BP PLC Gtd.),
     1.26%, 4/7/03                                                    3,965          3,965
   Texas State Department Housing & Community
     Affairs Residential Mortgage Revenue Bonds
     (AMT), P-Floats-PT 1192
     (Colld. by GNMA Securities),
     1.26%, 4/7/03                                                    2,295          2,295
   Texas State Department Housing & Community
     Affairs Residential Mortgage Revenue Bonds,
     Series B (AMT), Clipper Trust 2001-1,
     1.35%, 9/11/03                                                  $9,896         $9,896
   Texas State Department of Housing & Community
     Affairs VRDB, Series 1996D (AMT), Wachovia
     Merlots Series 2002A58 (MBIA Insured),
     1.31%, 4/7/03                                                    5,030          5,030
   Texas State Department of Housing & Community
     Affairs VRDB, Series 2002A (AMT), Merlots
     Series 2003A08,
     1.31%, 4/7/03                                                    4,940          4,940
   Texas State Department of Housing & Community
     Affairs SFM VRDB (AMT), Merrill Lynch
     P-Floats PA-128 (MBIA Insured),
     1.26%, 4/7/03                                                    1,361          1,361
   Texas University VRDB, Series 2003B,
     Merlots Series 2003B14,
     1.24%, 4/7/03                                                    4,600          4,600
   Texas Veterans Housing Assistance Fund II G.O.
     Bonds, Series 1999B (AMT), Merrill Lynch
     P-Floats PT-453,
     1.26%, 4/7/03                                                    3,080          3,080
   Texas Veterans Housing Assistance G.O. VRDB,
     Merrill Lynch P-Floats Series PT-524 (AMT),
     1.26%, 4/7/03                                                    6,400          6,400
   Texas Veterans Housing Assistance G.O. VRDB,
     Series 2001A-2 (AMT),
     1.20%, 4/7/03                                                   20,000         20,000
------------------------------------------------------------------------------------------
                                                                                   745,714
------------------------------------------------------------------------------------------
UTAH - 0.9%
   Emery County PCR VRDB, Series 1994,
     Pacificorp Project (AMBAC Insured),
     1.20%, 4/1/03                                                    1,000          1,000
   Intermountain Power Agency CP,
     Series 1997B-1,
     1.05%, 6/11/03                                                  11,400         11,400
   Intermountain Power Agency Supply Revenue
     VRDN, Eagle Trust CR-331 (FSA Insured),
     1.23%, 4/7/03                                                    4,800          4,800
   Salt Lake County PCR VRDB (BP PLC Gtd.),
     1.15%, 4/1/03                                                    1,100          1,100

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS ANNUAL REPORT 51 MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS

  MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                   PRINCIPAL
                                                                     AMOUNT         VALUE
                                                                     (000S)         (000S)
MUNICIPAL INVESTMENTS - 98.6% - CONTINUED

UTAH - 0.9% - (CONTINUED)
   Utah Associate Municipal Power System VRDB,
     Smith Barney ROC RR II-R 2016
     (FSA Corp. Insured),
     1.23%, 4/7/03                                                   $5,295         $5,295
   Utah HFA VRDB,
     First Union Merlots Series 2001-A62 (AMT),
     1.31%, 4/7/03                                                    3,825          3,825
   Utah HFA SFM VRDB, Series 2001-A2-CLIII (AMT),
     Merlots Series 2001-A14,
     1.31%, 4/7/03                                                    3,820          3,820
   Utah Water Finance Agency Revenue VRDB,
     (AMBAC Insured), Series 2002A-5,
     1.25%, 4/7/03                                                    5,450          5,450
     Series 2003A-7,
     1.25%, 4/7/03                                                   10,500         10,500
------------------------------------------------------------------------------------------
                                                                                    47,190
------------------------------------------------------------------------------------------
VIRGINIA - 0.4%
   Botetourt County IDA VRDN (AMT),
     Valley Forge Co. Project
     (Harris Trust & Savings Bank LOC),
     1.30%, 4/7/03                                                    2,800          2,800
   Dinwiddie County IDA VRDN (AMT),
     Chapparral Steel Project (Bank of America LOC),
     1.25%, 4/1/03                                                    4,500          4,500
   Emporia City IDA IDR Bonds,
     Series 1999 (AMT) (Bank of America LOC),
     1.25%, 4/7/03                                                    1,960          1,960
   Henrico County Economic Development Authority
     Revenue Bonds, Series 2001 (AMT), Infinelon
     Technology Project (Bank of America LOC),
     1.25%, 4/7/03                                                    7,000          7,000
   Richmond IDA VRDB,
     Church School In Diocese (SunTrust Bank LOC),
     1.15%, 4/1/03                                                    4,700          4,700
   Roanoke City IDA Revenue VRDB, Series 2002B,
     Carilion Health System,
     1.20%, 4/1/03                                                      700            700
------------------------------------------------------------------------------------------
                                                                                    21,660
------------------------------------------------------------------------------------------
WASHINGTON - 5.5%
   Bremerton County Revenue Bonds, Series 2000,
     Kitsap Regional Conference Center Parking
     (Bank of America LOC),
     1.20%, 4/7/03                                                    2,500          2,500
   Chelan County Public Utilities District Revenue
     VRDB (AMT), First Union Merlots 2000,
     1.31%, 4/7/03                                                  $10,000        $10,000
   Columbia Energy Northwest VRDB, Series 2002A,
     Merlots Series 2004A04 (MBIA Insured),
     1.26%, 4/7/03                                                    4,225          4,225
   King County Housing Authority VRDN (AMT),
     Overlake Todd Project (Bank of America LOC),
     1.25%, 4/7/03                                                    7,175          7,175
   King County Sewer Revenue VRDB,
     Merlot Series 2000E (FGIC Insured),
     1.26%, 4/7/03                                                    9,525          9,525
   Pierce County Dock & Warf Facilities, Series 1995,
     SCS Industries Project (Bank of Nova Scotia LOC),
     1.25%, 4/7/03                                                    1,000          1,000
   Port of Seattle VRDB, Series 1999B,
     Merlots Series 2002B-04,
     1.31%, 4/7/03                                                    3,995          3,995
   Port of Seattle Industrial Development Corp. VRDB,
     Series 2001 (AMT), Crowley Marine Services
     Project (Citibank LOC),
     1.25%, 4/7/03                                                    8,400          8,400
   Port of Seattle Subordinate Lien CP, Series B1 (AMT),
     1.20%, 4/11/03                                                  19,145         19,145
   Seattle Light and Power Revenue Refunding
     Bonds, SMB ROC II-R (FSA Insured)
     Series 47,
     1.23%, 4/7/03                                                   15,800         15,800
     Series 50,
     1.22%, 12/18/03                                                  6,495          6,495
   Tacoma Water System Revenue Bonds,
     ABN AMRO MuniTops Certificates
     Series 2002-36 (MBIA Insured),
     1.40%, 12/10/03                                                  8,680          8,680
   Washington Economic Development Finance
     Authority VRDB, Series 2000C (AMT), American
     Millwork Project (FHLB LOC),
     1.30%, 4/7/03                                                    4,030          4,030
   Washington Economic Development Finance
     Authority VRDB, Series 2002E Waste
     Management, Inc. Project (LOC),
     1.20%, 4/7/03                                                    5,000          5,000

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 52 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2003

                                                                   PRINCIPAL
                                                                     AMOUNT         VALUE
                                                                     (000S)         (000S)
MUNICIPAL INVESTMENTS - 98.6% - CONTINUED

WASHINGTON - 5.5% - (CONTINUED)
   Washington Public Power Supply System
     Revenue VRDN, Citicorp Eagle Trust
     Series 944701,
     1.23%, 4/7/03                                                  $28,000        $28,000
   Washington State G.O. Refunding VRDB,
     Eagle Trust Series 1993B,
     1.23%, 4/7/03                                                    6,745          6,745
     Eagle Trust Series 1993C,
     1.23%, 4/7/03                                                   26,295         26,295
   Washington State G.O. Revenue Bond,
     Lehman Brothers Trust Receipts 2001FR/RI-L15,
     1.35%, 9/1/03                                                   15,000         15,000
   Washington State VRDB, Series 2003,
     Association of Commercial & Migrant
     Health Centers (U.S. Bank LOC),
     1.20%, 4/7/03                                                    8,970          8,970
   Washington State G.O. Various Purpose Bonds,
     Eagle Trust Series 2000B,
     1.23%, 4/7/03                                                   10,365         10,365
   Washington State G.O. VRDN,
     Series 1993B, Smith Barney SocGen
     Trust SGB-13,
     1.23%, 4/7/03                                                    9,950          9,950
   Washington State G.O. VRDN,
     First Union Merlots 2001-A54,
     1.26%, 4/7/03                                                    4,135          4,135
   Washington State Health Services VRDB,
     Series 2002A, Providence Services
     (MBIA Insured),
     1.20%, 4/1/03                                                   13,350         13,350
   Washington State Housing Finance Commission
     VRDB, Series 1997, Panorama City Project
     (KeyBank LOC),
     1.27%, 4/1/03                                                   10,505         10,505
   Washington State Housing Finance Commission
     VRDB, Series 2001A, Pioneer Human Services
     Project (U.S. Bank LOC),
     1.27%, 4/1/03                                                    2,000          2,000
   Washington State Housing Finance Commission
     Nonprofit Housing VRDB, Series 1994,
     Rockwood Retirement Communities
     (Wells Fargo Bank LOC),
     1.27%, 4/1/03                                                  $11,400        $11,400
   Washington State Housing Finance Commission
     Nonprofit Housing VRDB, Series 1990,
     Emerald Heights Project (U.S. Bank LOC),
     1.20%, 4/1/03                                                   16,400         16,400
   Washington State Housing Finance Commission
     Nonprofit Housing VRDB, Series 2000,
     Local 82-JATC Educational Development Trust
     Project (U.S. Bank LOC),
     1.27%, 4/1/03                                                    2,500          2,500
   Washington State Housing Finance Commission
     Revenue Bonds, Series 2000A (AMT), Granite
     Falls Project (FHLB LOC),
     1.20%, 4/7/03                                                    2,545          2,545
   Washington State SFM Housing Finance
     Commission Revenue VRDB,
     Series 2002-3A-R (AMT),
     Merlot Series 2002A29,
     1.31%, 4/7/03                                                    5,535          5,535
------------------------------------------------------------------------------------------
                                                                                   279,665
------------------------------------------------------------------------------------------
WEST VIRGINIA - 0.4%
   Cabell County Revenue VRDB, Series 2001,
     Huntington YMCA (Bank One LOC),
     1.30%, 4/7/03                                                    3,480          3,480
   Marion County Solid Waste Disposal Revenue
     VRDB, Series B (AMT), Granttown Project
     (National Westminster Bank LOC),
     1.25%, 4/7/03                                                    3,000          3,000
   West Virginia Economic Development Authority
     IDR VRDN, Series 1999 (AMT), Rubberlite, Inc.
     Project (Bank One LOC),
     1.40%, 4/7/03                                                    4,070          4,070
   West Virginia Hospital Finance Authority VRDB,
     Series 2002C1 (Huntington National Bank LOC),
     1.30%, 4/7/03                                                    3,940          3,940

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS ANNUAL REPORT 53 MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS

  MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                   PRINCIPAL
                                                                     AMOUNT         VALUE
                                                                     (000S)         (000S)
MUNICIPAL INVESTMENTS - 98.6% - CONTINUED

WEST VIRGINIA - 0.4% - (CONTINUED)
   West Virginia Hospital Loan Financing Authority
     VRDB, Series 2000A (West Virginia Financing
     Authority Pooled Loan GIC),
     1.25%, 4/7/03                                                   $3,310         $3,310
------------------------------------------------------------------------------------------
                                                                                    17,800
------------------------------------------------------------------------------------------
WISCONSIN - 3.4%
   Franklin Community Development Authority
     Indian Community School of Milwaukee
     (Bank One LOC),
     1.20%, 4/7/03                                                    5,000          5,000
   Kenosha County Detention Facilities Revenue
     Bonds, Salomon Smith Barney ROCS II-R
     Series 110 (FGIC Insured),
     1.23%, 4/7/03                                                    5,495          5,495
   Marshfield City IDR VRDB, Series 2001 (AMT),
     Wick Building Systems, Inc. Project
     (Bank One LOC),
     1.40%, 4/7/03                                                    4,525          4,525
   Mequon IDR Bonds Series 2001A (AMT),
     Gateway Plastic (Bank One LOC),
     1.40%, 4/7/03                                                    1,000          1,000
   Milwaukee Industrial Development VRDB (AMT),
     R&B Wagner (Bank One LOC),
     1.35%, 4/7/03                                                    5,000          5,000
   Milwaukee Redevelopment Authority Revenue
     VRDB, Series 2000 (AMT), Capital Stampings
     Corp. Project (Bank One LOC),
     1.40%, 4/7/03                                                    6,000          6,000
   Oak Creek IDR VRDB,
     Series 1999A (AMT), Fort Howard Steel, Inc.
     Project (Bank One LOC),
     1.40%, 4/7/03                                                    5,325          5,325
   Racine Solid Waste Disposal VRDB, Series 2002
     (AMT), Republic Services, Inc. Project,
     1.25%, 4/7/03                                                    2,500          2,500
   University of Wisconsin Hospital and Clinics
     Revenue Bonds, First Union Merlots
     Series 2000RR (FSA Corp. Insured),
     1.26%, 4/7/03                                                    4,000          4,000
   Wisconsin Health and Education Facilities VRDB,
     Pooled Financing Program (Marshall & Ilsley
     Bank LOC), Series 2002C,
     1.30%, 4/7/03                                                   $2,100         $2,100
     Series 2002D,
     1.30%, 4/7/03                                                    4,045          4,045
     Series 2002G,
     1.30%, 4/7/03                                                    1,350          1,350
   Wisconsin Health and Education Facilities
     Authority VRDB, Meriter Hospital Inc. Project
     (Marshall & Ilsley Bank LOC),
     1.20%, 4/1/03                                                    1,400          1,400
   Wisconsin Health and Education Facilities VRDB,
     Series 94A, Sinai Medical Center
     (Marshall & Ilsley Bank LOC),
     1.20%, 4/7/03                                                    8,184          8,184
   Wisconsin Health and Education Facilities Revenue
     Bonds, St. Joseph Community Hospital
     (Marshall & Ilsley Bank LOC),
     1.20%, 4/7/03                                                    7,900          7,900
   Wisconsin Health and Education Facilities VRDB,
     Series 2002A, Vernon Memorial Hospital
     (U.S. Bank LOC),
     1.20%, 4/1/03                                                    4,600          4,600
   Wisconsin Housing & Economic Development
     Authority VRDB, Series 1997 (AMT),
     Lehman Floating Trust Receipts
     Series 1997 FR/RI-18,
     1.32%, 4/7/03                                                    4,100          4,100
   Wisconsin Housing & Economic Development
     Authority (AMT) (Security Life of Denver GIC),
     Merrill Lynch PT 598,
     1.31%, 4/7/03                                                   52,325         52,325
     P-Floats-PT 632,
     1.31%, 4/7/03                                                   23,855         23,855
     P-Floats-PT 758,
     1.30%, 4/7/03                                                   24,000         24,000
------------------------------------------------------------------------------------------
                                                                                   172,704
------------------------------------------------------------------------------------------
WYOMING - 0.6%
   Green River PCR VRDB (AMT),
     Rhone-Poulene (Comerica Bank LOC),
     1.55%, 4/7/03                                                   10,800         10,800

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 54 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2003

                                                                   PRINCIPAL
                                                                     AMOUNT        VALUE
                                                                     (000S)        (000S)
MUNICIPAL INVESTMENTS - 98.6% - CONTINUED

WYOMING - 0.6% - (CONTINUED)
   Sweetwater County Environmental Improvement
     Revenue Bonds, Series 1995 (AMT),
     PacifiCorp Project (Bank One LOC),
     1.25%, 4/1/03                                                  $19,400        $19,400
------------------------------------------------------------------------------------------
                                                                                    30,200
------------------------------------------------------------------------------------------
MULTIPLE STATES POOLED SECURITIES - 3.1%
   Charter Mac Certificate Trust I,
     Series 2000 (AMT) (Charter Mac National Insured),
     1.35%, 4/7/03                                                   20,000         20,000
   Clipper Tax-Exempt Certificates,
     Multistate Tax-Exempt Certificates,
     Series A,
     1.40%, 4/7/03                                                   38,200         38,200
     Series 1999-3,
     1.50%, 4/7/03                                                   39,658         39,658
   Newman Multistate Capital Trust Program,
     Series 2002-2 (AMT), Class A Certificates,
     1.40%, 4/7/03                                                    7,600          7,600
   SunAmerica Pooled Multifamily FMAC,
     Series 2001-2A (AMT),
     1.31%, 4/7/03                                                   49,340         49,340
------------------------------------------------------------------------------------------
                                                                                   154,798
------------------------------------------------------------------------------------------
TOTAL MUNICIPAL INVESTMENTS (COST $4,976,289)                                    4,976,289

                                                                  NUMBER OF
                                                                    SHARES         VALUE
                                                                    (000S)        (000S)
OTHERS - 0.4%

   Aim Tax Free Money Market Fund                                     8,282          8,282
   Dreyfus Tax-Exempt Cash Management Fund                            3,462          3,462
   Federated Municipal Obligations Fund                                 874            874
   Federated Tax Free Trust Money Market Fund No. 15                    312            312
   Federated Tax Free Trust Money Market Fund No. 73                    400            400
   Merrill Lynch Tax Free Money Market Fund                           5,405          5,405
------------------------------------------------------------------------------------------
TOTAL OTHERS (COST $18,735)                                                         18,735

------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.0% (COST $4,995,024)                                      4,995,024

   Other Assets less Liabilities - 1.0%                                             50,934
==========================================================================================
NET ASSETS - 100.0%                                                             $5,045,958

(1) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT MARCH 31, 2003, THE VALUE OF THESE SECURITIES AMOUNTED TO APPROXIMATELY $4,800 OR 0.1% OF NET ASSETS.

At March 31, 2003, the Municipal Money Market Fund's Investments were diversified as follows:

INDUSTRY SECTOR                                            PERCENTAGE
Educational Services                                             6.1%
Electric Services                                                5.2
Executive, Legislative and General Government                   27.9
General and Medical Surgical                                     5.7
Housing Programs                                                13.6
Other                                                           41.5
====================================================================
TOTAL                                                          100.0%

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS ANNUAL REPORT 55 MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS

  U.S. GOVERNMENT MONEY MARKET FUND

                                                                   PRINCIPAL
                                                                     AMOUNT        VALUE
                                                                     (000S)        (000S)
U.S. GOVERNMENT AGENCIES - 61.3%

FANNIE MAE - 23.8%
   FNMA Discount Notes
     1.25%, 4/4/03                                                   $1,050         $1,050
     1.25%, 4/9/03                                                   15,000         14,996
     2.45%, 5/2/03                                                    5,000          4,989
     1.23%, 5/7/03                                                   15,000         14,982
     1.23%, 5/14/03                                                  25,000         24,963
     2.35%, 5/30/03                                                   5,000          4,981
     1.20%, 6/2/03                                                   24,755         24,704
     1.12%, 6/11/03                                                  15,000         14,967
     1.23%, 6/27/03                                                  15,000         14,956
     1.61%, 6/27/03                                                   8,000          7,969
     1.97%, 6/27/03                                                   8,000          7,962
     1.08%, 9/3/03                                                   13,000         12,940
     1.20%, 11/14/03                                                  2,900          2,878
     1.47%, 11/14/03                                                 10,000          9,907
   FNMA FRN
      1.18%, 4/9/03                                                  10,000          9,999
   FNMA Notes
      4.75%, 11/14/03                                                 7,900          8,063
      5.13%, 2/13/04                                                  8,000          8,264
------------------------------------------------------------------------------------------
                                                                                   188,570
------------------------------------------------------------------------------------------
FEDERAL FARM CREDIT BANK - 12.6%
   FFCB Bonds
     1.55%, 5/1/03                                                    3,000          3,000
     1.70%, 10/1/03                                                   7,500          7,499
   FFCB FRN
     1.18%, 4/4/03                                                   10,000          9,994
     1.23%, 4/10/03                                                  40,000         39,995
     1.19%, 4/17/03                                                  20,000         19,992
     1.18%, 4/24/03                                                  20,000         19,992
------------------------------------------------------------------------------------------
                                                                                   100,472
------------------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK - 10.1%
   FHLB Bond
     5.13%, 9/15/03                                                  20,110         20,423
   FHLB Discount Notes
     1.22%, 4/23/03                                                  20,000         19,985
     1.12%, 6/11/03                                                  20,000         19,956
     1.44%, 10/31/03                                                 10,000          9,915
   FHLB FRN
     1.21%, 5/23/03                                                 $10,000         $9,995
------------------------------------------------------------------------------------------
                                                                                    80,274
------------------------------------------------------------------------------------------
FREDDIE MAC - 14.2%
   FHLMC Discount Notes
     1.12%, 6/12/03                                                  15,000         14,966
     2.06%, 6/19/03                                                   5,000          4,977
     2.10%, 6/19/03                                                  10,000          9,954
     1.25%, 7/17/03                                                   5,000          4,982
     1.75%, 7/17/03                                                   5,000          4,974
     1.79%, 7/17/03                                                     250            249
     1.91%, 7/17/03                                                   6,000          5,966
     1.98%, 7/17/03                                                   2,500          2,485
     1.74%, 8/1/03                                                    7,070          7,028
     1.70%, 9/12/03                                                  10,000          9,923
     1.79%, 10/22/03                                                 20,000         19,798
     1.21%, 12/4/03                                                   7,500          7,438
     1.55%, 12/4/03                                                  15,000         14,841
   FHLMC Notes
     3.50%, 9/15/03                                                   2,000          2,015
     3.50%, 10/10/03                                                  1,000          1,012
     6.38%, 11/15/03                                                  2,000          2,060
------------------------------------------------------------------------------------------
                                                                                   112,668
------------------------------------------------------------------------------------------
STUDENT LOAN MARKETING ASSOCIATION - 0.6%
   SLMA Discount Note
     1.69%, 8/1/03                                                    5,000          4,971
------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES (COST $486,955)                                     486,955

U.S. GOVERNMENT OBLIGATIONS - 3.2%

   U.S. Treasury Notes
     4.25%, 11/15/03                                                 15,000         15,269
     3.63%, 3/31/04                                                  10,000         10,232
------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $25,501)                                    25,501

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 56 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2003

                                                                   NUMBER OF
                                                                    SHARES         VALUE
                                                                    (000S)         (000S)
OTHER - 3.8%

   Short-Term Investment Company Treasury
     Portfolio Money Market Fund                                     30,000        $30,000
------------------------------------------------------------------------------------------
TOTAL OTHER (COST $30,000)                                                          30,000

INVESTMENTS, AT AMORTIZED COST (COST $542,456)                                    $542,456

                                                                   PRINCIPAL
                                                                     AMOUNT        VALUE
                                                                     (000S)        (000S)
REPURCHASE AGREEMENTS - 33.0%

(COLLD. BY U.S. GOVERNMENT/AGENCY SECURITIES)
JOINT REPURCHASE AGREEMENTS - 5.3%
   Morgan Stanley & Co., Inc., dated 3/31/03,
     repurchase price $9,433
     1.25%, 4/1/03                                                    9,432          9,432
   Bank of America Securities LLC, dated 3/31/03,
     repurchase price $14,149
     1.28%, 4/1/03                                                   14,148         14,148
   Societe Generale - New York Branch, dated 3/31/03,
     repurchase price $4,716
     1.30%, 4/1/03                                                    4,716          4,716
   UBS Warburg LLC, dated 3/31/03,
     repurchase price $14,149
     1.32%, 4/1/03                                                   14,149         14,149
------------------------------------------------------------------------------------------
                                                                                    42,445
------------------------------------------------------------------------------------------

(COLLD. BY U.S. GOVERNMENT/AGENCY SECURITIES)
REPURCHASE AGREEMENTS - 27.7%
   UBS Warburg LLC, dated 3/31/03,
     repurchase price $75,003
     1.39%, 4/1/03                                                  $75,000        $75,000
   Lehman Brothers, Inc., dated 3/31/03,
     repurchase price $119,863
     1.40%, 4/1/03                                                  119,858        119,858
   Goldman Sachs & Co., dated 3/31/03,
     repurchase price $25,001
     1.48%, 4/1/03                                                   25,000         25,000
------------------------------------------------------------------------------------------
                                                                                   219,858
------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (COST $262,303)                                        262,303

------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 101.3% (COST $804,759)                                         804,759

   Liabilities less Other Assets - (1.3)%                                          (10,637)
------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                               $794,122

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS ANNUAL REPORT 57 MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS                                         MARCH 31, 2003

  U.S. GOVERNMENT SELECT MONEY MARKET FUND

                                                                   PRINCIPAL
                                                                     AMOUNT        VALUE
                                                                     (000S)        (000S)
------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 94.3%

FANNIE MAE - 2.0%
   FNMA Discount Note
     1.26%, 6/2/03                                                  $20,000        $19,957
------------------------------------------------------------------------------------------
FEDERAL FARM CREDIT BANK - 29.8%
   FFCB Bonds
     1.55%, 5/1/03                                                    5,000          5,000
     1.70%, 10/1/03                                                   7,500          7,499
     2.30%, 10/10/03                                                  8,000          8,020
     1.80%, 11/3/03                                                  25,000         25,035
   FFCB Discount Notes
     1.28%, 4/1/03                                                   60,000         60,000
     1.95%, 4/14/03                                                  11,500         11,492
     1.32%, 5/23/03                                                  10,000          9,981
     1.33%, 7/14/03                                                   4,115          4,099
     1.47%, 9/24/03                                                   7,000          6,950
     1.32%, 12/18/03                                                 19,801         19,612
     1.35%, 12/30/03                                                 20,000         19,795
     1.26%, 3/16/04                                                   9,314          9,200
   FFCB FRN
     1.18%, 4/4/03                                                   10,000          9,994
     1.21%, 4/7/03                                                   15,000         14,997
     1.18%, 4/16/03                                                  50,000         50,000
     1.19%, 4/17/03                                                  20,000         19,992
     1.18%, 4/24/03                                                  10,000          9,996
------------------------------------------------------------------------------------------
                                                                                   291,662
------------------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK - 49.0%
   FHLB Bonds
     5.13%, 9/15/03                                                  10,000         10,149
     4.88%, 4/16/04                                                  10,195         10,576
   FHLB Discount Notes
     1.28%, 4/1/03                                                  221,914        221,914
     1.22%, 4/2/03                                                    1,690          1,690
     1.23%, 4/9/03                                                    1,671          1,671
     1.25%, 4/11/03                                                   2,800          2,799
     1.20%, 4/16/03                                                   1,150          1,149
     1.22%, 4/16/03                                                   1,210          1,209
     1.23%, 4/16/03                                                   1,600          1,599
     1.25%, 4/16/03                                                   1,352          1,351
     1.20%, 4/21/03                                                  14,700         14,690
     1.22%, 4/21/03                                                   1,400          1,399
     1.20%, 4/24/03                                                   1,204          1,203
     1.20%, 4/30/03                                                  $5,800         $5,795
     1.24%, 4/30/03                                                   4,620          4,615
     1.20%, 5/2/03                                                    1,320          1,319
     1.25%, 5/7/03                                                    2,000          1,997
     1.20%, 5/14/03                                                   2,300          2,297
     1.22%, 5/16/03                                                   1,450          1,448
     1.20%, 5/23/03                                                   2,565          2,561
     1.12%, 5/28/03                                                   2,950          2,945
     1.11%, 5/30/03                                                  35,200         35,136
     1.12%, 5/30/03                                                   1,300          1,298
     1.25%, 6/27/03                                                  84,605         84,349
     1.94%, 7/1/03                                                   10,000          9,951
     1.73%, 8/1/03                                                   10,000          9,941
     1.44%, 10/31/03                                                 20,000         19,829
   FHLB FRN
     1.15%, 4/15/03                                                  15,000         14,997
     1.21%, 5/23/03                                                  10,000          9,995
------------------------------------------------------------------------------------------
                                                                                   479,872
------------------------------------------------------------------------------------------
STUDENT LOAN MARKETING ASSOCIATION - 13.5%
   SLMA Discount Notes
     1.28%, 4/1/03                                                   84,000         84,000
     1.25%, 4/3/03                                                   20,000         19,999
     1.70%, 8/26/03                                                  17,877         17,753
     1.32%, 12/16/03                                                 10,750         10,648
------------------------------------------------------------------------------------------
                                                                                   132,400
------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES (COST $923,891)                                     923,891

U.S. GOVERNMENT OBLIGATIONS - 6.2%

U.S. TREASURY BILL - 2.0%
   1.26%, 5/29/03                                                    20,000         19,959
U.S. TREASURY NOTES - 4.2%
   4.25%, 11/15/03                                                   30,000         30,494
   3.63%, 3/31/04                                                    10,000         10,232
------------------------------------------------------------------------------------------
                                                                                    40,726
------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS - 6.2% (COST $60,685)                             60,685

------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.5% (COST $984,576)                                         984,576
   Liabilities less Other Assets - (0.5)%                                           (4,819)
==========================================================================================
NET ASSETS - 100.0%                                                               $979,757

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 58 NORTHERN FUNDS ANNUAL REPORT

                                                              MONEY MARKET FUNDS

  NOTES TO THE FINANCIAL STATEMENTS                               MARCH 31, 2003

1  ORGANIZATION

Northern Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The California Municipal Money Market, Money Market, Municipal Money Market, U.S. Government Money Market, and U.S. Government Select Money Market Funds (collectively, the "Funds") are separate investment portfolios of the Trust, each of which is a diversified portfolio except for the California Municipal Money Market Fund which is a non-diversified portfolio of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds maintains its own investment objective.

Northern Trust Investments, Inc. ("NTI"), a wholly owned subsidiary of The Northern Trust Company ("Northern Trust"), serves as investment adviser. Northern Trust also serves as custodian, fund accountant and transfer agent to the Funds. In addition, NTI and PFPC, Inc. ("PFPC") serve as co-administrators to the Funds.

2  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A) VALUATION OF SECURITIES - Short-term investments held by the Funds are valued at amortized cost, which the investment adviser has determined, pursuant to Board authorization, approximates fair market value. Under this method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B) REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Funds, at the Bank of New York or JP Morgan Chase which, in turn, hold securities in the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account of Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago.

Each Fund may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust.
NTI administers and manages repurchase agreements in accordance with and as part of its duties under its investment advisory agreement with the Funds and does not collect any additional fees from the Funds. The Money Market Fund and U.S. Government Money Market Fund have entered into such joint repurchase agreements as of March 31, 2003, as reflected in their accompanying Schedules of Investments.

C) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the straight-line method.

D) EXPENSES - Each Fund is charged for those expenses that are directly attributable to that Fund. Trust expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with Federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carry forwards. Inherent differences in the recognition of income and capital gains for Federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds' capital accounts.

During the year ended March 31, 2003, the percentage of dividends derived from net investment income paid by each of the following Funds as "exempt-interest dividends," excludable from gross income for Federal income tax purposes were as follows: California Municipal Money Market -- 100% and Municipal Money Market -- 100%.

                              NORTHERN FUNDS ANNUAL REPORT 59 MONEY MARKET FUNDS

MONEY MARKET FUNDS

F) FEDERAL INCOME TAXES - No provision for Federal income taxes has been made since each Fund's policy is to comply with the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to its shareholders.

At March 31, 2003, the capital loss carryforwards for U.S. Federal income tax purposes and their respective years of expiration are as follows:

  AMOUNTS IN THOUSANDS                          MARCH 31, 2011
----------------------------------------------------------------
  U.S. Government Money Market                       $21

At March 31, 2003, the tax components of Undistributed Net Investment Income and Realized Gains are as follows:

                                                               UNDISTRIBUTED
                                                         -------------------------
                                                         TAX-EXEMPT      ORDINARY
  AMOUNTS IN THOUSANDS                                     INCOME         INCOME*
----------------------------------------------------------------------------------
  California Municipal Money Market                              $524          $12
  Money Market                                                     --        6,871
  Municipal Money Market                                        3,195          218
  U.S. Government Money Market                                     --          586
  U.S. Government Select Money Market                              --          700

  * ORDINARY INCOME INCLUDES TAXABLE MARKET DISCOUNT INCOME AND SHORT-TERM CAPITAL GAINS, IF ANY.

The tax character of distributions paid during the fiscal year ended March 31, 2003, are as follows:

                                                            DISTRIBUTIONS FROM
                                                         -------------------------
                                                         TAX-EXEMPT      ORDINARY
  AMOUNTS IN THOUSANDS                                     INCOME         INCOME*
----------------------------------------------------------------------------------
  California Municipal Money Market                          $6,351          $--
  Money Market                                                   --      118,426
  Municipal Money Market                                     44,359           --
  U.S. Government Money Market                                   --        8,549
  U.S. Government Select Money Market                            --       11,274

  * ORDINARY INCOME INCLUDES TAXABLE MARKET DISCOUNT INCOME AND SHORT-TERM CAPITAL GAINS, IF ANY.

3  BANK LOANS

On December 19, 2002, the Trust entered into a $150,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at .45% above LIBOR (London Interbank Offering Rate).

Prior to December 19, 2002, the Trust maintained a $50,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bore interest at .45% above the NIBOR (New York Interbank Offering Rate).

The Funds had no borrowings under either agreement during the year ended March 31, 2003.

4  INVESTMENT ADVISORY AND OTHER AGREEMENTS

NTI is the investment adviser and co-administrator of the Funds. Pursuant to its advisory agreement with the Funds, effective July 31, 2002 the investment adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. Prior to July 31, 2002 such annualized rate for each Fund was 0.60%. For the fiscal year ended March 31, 2003, the investment adviser voluntarily agreed to waive a portion of its advisory fees as shown on the accompanying Statements of Operations. The investment adviser has also agreed to reimburse the Funds as shown on the accompanying Statements of Operations to adhere to the expense limitations presented in the following table:

                                           ANNUAL      ADVISORY
                                          ADVISORY    FEES AFTER       EXPENSE
                                            FEES        WAIVERS      LIMITATIONS
--------------------------------------------------------------------------------
  California Municipal Money Market           0.50%         0.40%         0.55%
  Money Market                                0.50%         0.40%         0.55%
  Municipal Money Market                      0.50%         0.40%         0.55%
  U.S. Government Money Market                0.50%         0.40%         0.55%
  U.S. Government Select Money Market         0.50%         0.40%         0.55%

The waivers and reimbursements described above are voluntary and may be terminated at any time.

The Funds have a co-administration agreement with NTI and PFPC for certain administrative services. Pursuant to their co-administration agreement with the Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of each Fund's daily net assets.

The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' custodian expenses. Custodian credits are reflected in the Funds' Statements of Operations.

Certain officers and trustees of the Trust are also officers and directors of Northern Trust. All officers and affiliated trustees serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Accrued registration fees and other liabilities" on the Statements of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money

MONEY MARKET FUNDS 60 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2003

market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940. The income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan. At March 31, 2003, amounts payable in the California Municipal Money Market, Money Market, Municipal Money Market, U.S. Government Money Market and U.S. Government Select Money Market were $263, $4,856, $2,363, $394 and $525, respectively.

                              NORTHERN FUNDS ANNUAL REPORT 61 MONEY MARKET FUNDS

MONEY MARKET FUNDS

  REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF NORTHERN FUNDS

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the California Municipal Money Market Fund, Money Market Fund, Municipal Money Market Fund, U.S. Government Money Market Fund and U.S. Government Select Money Market Fund (collectively, the "Funds"), five of the separate portfolios comprising Northern Funds, as of March 31, 2003, and the related statements of operations, of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Funds' financial statements and financial highlights for the periods ended prior to March 31, 2003, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated May 2, 2002.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the Fund's custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2003, the results of their operations, the changes in their net assets and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
May 9, 2003

MONEY MARKET FUNDS 62 NORTHERN FUNDS ANNUAL REPORT

                                                              MONEY MARKET FUNDS

ABBREVIATIONS AND OTHER INFORMATION                               MARCH 31, 2003

With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset date or next puttable dates for floating rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS  USED THROUGHOUT THE SCHEDULES OF  INVESTMENTS

AMBAC     American Municipal Bond Assurance Corp.

AMT       Alternative Minimum Tax

BAN       Bond Anticipation Notes

COLLD.    Collateralized

COP       Certificate of Participation

CP        Commercial Paper

FFCB      Federal Farm Credit Bank

FGIC      Financial Guaranty Insurance Corp.

FHLB      Federal Home Loan Bank

FHLMC     Freddie Mac

FNMA      Fannie Mae

FRN       Floating Rate Note

FSA       Financial Security Assurance

GIC       Guaranteed Investment Contract

GNMA      Government National Mortgage Association

G.O.      General Obligation

GTD.      Guaranteed

HDA       Housing Development Agency

HFA       Housing Finance Authority

IDA       Industrial Development Authority

IDR       Industrial Development Revenue

LOC       Letter of Credit

MBIA      Municipal Bond Insurance Association

MTN       Medium Term Notes

P-FLOATS  Puttable Floating Rate Securities

PCR       Pollution Control Revenue

PSF       Permanent School Fund

RAN       Revenue Anticipation Notes

ROC       Reset Option Certificates

SFM       Single Family Mortgage

SLMA      Student Loan Marketing Association

SGB       Societe Generale Bank

SOC GEN   Societe Generale

TAN       Tax Anticipation Notes

TOB       Tender Option Bond

TRAN      Tax and Revenue Anticipation Notes

TRB       Tax Revenue Bonds

VRDB      Variable Rate Demand Bond

VRDN      Variable Rate Demand Notes

VRN       Variable Rate Notes

                              NORTHERN FUNDS ANNUAL REPORT 63 MONEY MARKET FUNDS

MONEY MARKET FUNDS
  TRUSTEES AND OFFICERS

Set forth below is information about the Trustees and Officers of Northern Funds. Each Trustee has served in that capacity since he or she was originally elected or appointed to the Board of Trustees. Each Trustee oversees a total of 54 portfolios in the Northern Funds Complex -- 32 for Northern Funds and 22 for Northern Institutional Funds. The Northern Funds' Statement of Additional Information contains additional information about the Trustees and is available upon request and without charge by calling 800/595-9111.

NON-INTERESTED TRUSTEES

NAME, ADDRESS(1), AGE,
POSITIONS HELD WITH
FUND AND LENGTH OF
SERVICE AS NORTHERN                                                                                   OTHER DIRECTORSHIPS
FUNDS TRUSTEE(2)               PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS                           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Richard G. Cline               - Chairman and Director of Hawthorne Investors, Inc. (a management     - PepsiAmericas; (a soft
Age 68                           advisory services and private investment company) since 1996;          drink bottling company);
Trustee since 2000             - Managing Partner of Hawthorne Investments, L.L.C. (a management      - Kmart Corporation (a
                                 advisory services and private investment company) since 2001;          retailing company);
                               - Chairman and Director of Hussman International, Inc. (a              - Ryerson Tull, Inc. (a metals
                                 refrigeration company) from 1998 to 2000;                              distribution company).
                               - Chairman, President and CEO of NICOR Inc. (a diversified public utility holding company) from 1985 to 1995; and President from
                                 1992 to 1993;
                               - Chairman of Federal Reserve Bank of Chicago from 1992 through 1994;
                                 and Deputy Chairman in 1991 and 1995.

Edward J. Condon, Jr.          - Chairman and CEO of The Paradigm Group, Ltd. (a financial adviser)   - None
Age 62                           since 1993;
Trustee since 2000             - Principal and Co-Founder of Paradigm Capital since 1993;
                               - Senior Partner of NewEllis Ventures since 2001;
                               - Member of Advisory Board of Real-Time USA, Inc. (a software development company);
                               - Member of the Board of Managers of The Liberty Hampshire Company,
                                 LLC (a receivable securitization company);
                               - Director of University Eldercare, Inc. (an Alzheimer's disease research and treatment company);
                               - Director of Financial Pacific Company (a small business leasing company);
                               - Trustee at Dominican University.

William J. Dolan, Jr.          - Partner of Arthur Andersen LLP (an accounting firm) from 1966        - None
Age 70                           to 1989.
Trustee since 1994             - Financial Consultant at Ernst & Young LLP (an accounting firm) from
                                 1992 to 1993 and 1997.

Sharon Gist Gilliam            - Executive Vice President of Unison-Maximus, Inc. (aviation and       - None
Age 59                           governmental consulting);
Trustee since 2001             - Director of Town and Country Utilities, Inc.;
                               - Director of Unison Consulting Group, Inc. until May 1999.

Sandra Polk Guthman            - President and CEO of Polk Bros. Foundation (an Illinois              - MBIA of Illinois (a
Age 59                           not-for-profit corporation) from 1993 to present.                      municipal bond insurance
Trustee since 2000                                                                                      company) 1999-2000.

Richard P. Strubel             - President, Chief Operating Officer and Director of Unext Inc. (a     - Gildan Activewear, Inc. (an
Age 63                           provider of educational services via the Internet) since 1999;         athletic clothing marketing
Trustee since 2000             - Director of Cantilever Technologies (a private software company)       and manufacturing
                                 since 1999;                                                            company);
                               - Trustee at The University of Chicago since 1987;                     - Goldman Sachs Mutual
                               - Managing Director of Tandem Partners, Inc. (a privately held           Fund Complex (61
                                 management services firm) until 1999.                                  portfolios).

MONEY MARKET FUNDS 64 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2003

INTERESTED TRUSTEES

NAME, ADDRESS(1), AGE,
POSITIONS HELD WITH
FUND AND LENGTH OF
SERVICE AS NORTHERN                                                                                   OTHER DIRECTORSHIPS
FUNDS TRUSTEE(2)               PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS                           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Michael E. Murphy(3)           - President of Sara Lee Foundation (philanthropic organization)        - Coach, Inc.;
Age 66                           from 1997 to 2001;                                                   - Payless Shoe Source, Inc.
Trustee since 1998             - Vice Chairman and Chief Administrative Officer of Sara Lee             (a retail shoe store
                                 Corporation (a consumer product company) from 1994 to 1997.            business);
                                                                                                      - GATX Corporation (a
                                                                                                        railroad holding company).
                                                                                                      - Bassett Furniture
                                                                                                        Industries, Inc. (a
                                                                                                        furniture manufacturer).

Mary Jacobs Skinner, Esq.(3)   - Partner in the law firm of Sidley Austin Brown & Wood.               - None
Age 45
Trustee since 1998

Stephen Timbers(3)             - President, Chief Executive Officer and Director of Northern Trust    - USFreightways Corporation.
Age 58                           Investments, Inc. since 2001;
Trustee since 2000             - President of Northern Trust Global Investments, a division of
                                 Northern Trust Corporation and Executive Vice President, The
                                 Northern Trust Company since 1998;
                               - President, Chief Executive Officer and Director of Zurich Kemper
                                 Investments (a financial services company) from 1996 to 1998;
                               - President, Chief Operating Officer and Director of Kemper
                                 Corporation (a financial services company) from 1992 to 1996;
                               - President and Director of Kemper Funds (a registered investment company) from 1990 to 1998.

(1) EACH TRUSTEE MAY BE CONTACTED BY WRITING TO THE TRUSTEE, C/O LLOYD WENNLUND, THE NORTHERN TRUST COMPANY, 50 S. LASALLE STREET, CHICAGO, IL 60675.

(2) EACH TRUSTEE SERVES UNTIL HIS OR HER RESIGNATION, REMOVAL OR RETIREMENT, OR ELECTION OF HIS OR HER SUCCESSOR.

(3) AN "INTERESTED PERSON", AS DEFINED BY THE 1940 ACT. MR. MURPHY IS DEEMED TO BE AN "INTERESTED" TRUSTEE BECAUSE HE OWNS SHARES OF NORTHERN TRUST CORPORATION, MS. SKINNER BECAUSE HER LAW FIRM PROVIDES LEGAL SERVICES TO NORTHERN TRUST CORPORATION AND ITS AFFILIATES, AND MR. TIMBERS BECAUSE HE IS AN OFFICER, DIRECTOR, EMPLOYEE AND SHAREHOLDER OF NORTHERN TRUST CORPORATION AND/OR ITS AFFILIATES.

                              NORTHERN FUNDS ANNUAL REPORT 65 MONEY MARKET FUNDS

MONEY MARKET FUNDS
  TRUSTEES AND OFFICERS (CONTINUED)                               MARCH 31, 2003

OFFICERS OF THE TRUST(1)

NAME, ADDRESS, AGE,
POSITIONS HELD WITH
FUND AND LENGTH OF
SERVICE AS NORTHERN
FUNDS OFFICER                    PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Lloyd A. Wennlund                - Senior Vice President and Director of Northern Trust Investments, Inc. since 2001;
Age 45                           - Senior Vice President and other positions at The Northern Trust Company, President of
50 South LaSalle Street            Northern Trust Securities, Inc., and Managing Executive of Mutual Funds for Northern Trust
Chicago, IL 60675                  Global Investments since 1989.
President since 2000

Eric K. Schweitzer               - Senior Vice President at Northern Trust Investments, Inc. since 2001 and Senior Vice President at
Age 41                             The Northern Trust Company and Director of Distribution, Product Management and Client
50 South LaSalle Street            Services in the Mutual Fund Group of Northern Trust Global Investments since 2000;
Chicago, IL 60675                - Managing Director of Mutual Funds for US Bancorp from 1997 to 2000.
Vice President since 2000

Brian Ovaert                     - Senior Vice President and Department Head at The Northern Trust Company overseeing Fund
Age 41                             Accounting, Transfer Agent and Fund Administration functions, Division Manager of Fund
50 South LaSalle Street            Accounting, 1992-1998;
Chicago, IL 60675                - Audit Manager at Arthur Andersen LLP (an accounting firm) prior thereto.
Treasurer since 2002

Brian R. Curran                  - Vice President and Director of Fund Administration at PFPC Inc. since 1997;
Age 35                           - Director of Fund Administration at State Street Bank & Trust Company from February 1997
4400 Computer Drive                to October 1997;
Westborough, MA 01581            - Senior Auditor at Price Waterhouse LLP (an accounting firm) prior thereto.
Vice President since 1999

Stuart Schuldt                   - Senior Vice President of Fund Administration at The Northern Trust Company;
Age 41                           - Vice President of Fund Accounting at Scudder Kemper Investments (a mutual fund company), from
50 South LaSalle Street            1993 to 1998;
Chicago, IL 60675                - Audit Manager at Arthur Andersen LLP (an accounting firm) prior thereto.
Assistant Treasurer since 2002

Jeffrey A. Dalke, Esq.           - Partner in the law firm of Drinker Biddle & Reath LLP.
Age 52
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996
Secretary since 1993

Linda J. Hoard, Esq.             - Vice President at PFPC Inc. since 1998;
Age 55                           - Attorney Consultant for Fidelity Management & Research (a financial service company),
4400 Computer Drive                Investors Bank & Trust Company (a financial service provider) and First Data Investors Services
Westborough, MA 01581              Group, Inc. prior thereto.
Assistant Secretary since 1999

Lori V. Russell                  - Associate Counsel at PFPC Inc. since 2002;
Age 31                           - Associate Counsel at Investors Bank & Trust Company (a financial service provider) from 2001 to
4400 Computer Drive                2002;
Westborough, MA 01581            - Manager in the Regulatory Administration Department of PFPC Inc. from 2000 to 2001 and Senior
Assistant Secretary since 2003     Regulatory Administrator from 1998 to 2000.

James D. Grassi                  - Senior Attorney at The Northern Trust Company since 1994.
Age 47
50 South LaSalle Street
Chicago, IL 60675
Assistant Secretary
since April 2003

(1) EACH OFFICER SERVES UNTIL HIS OR HER RESIGNATION, REMOVAL OR RETIREMENT, OR ELECTION OF HIS OR HER SUCCESSOR.

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